As filed with the Securities and Exchange Commission on April 10, 2002

                                            1933 Act Registration No.: 333-35784
                                            1940 Act Registration No.: 811-05721

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 2                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [_]

                         POST-EFFECTIVE AMENDMENT NO. 43                    [X]

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                           American Legacy III C-Share
                           (Exact Name of Registrant)

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

--------------------------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                            Fort Wayne, Indiana 46802

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Susan Krawczyk
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2002, pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

    [ ] on ___________ pursuant to paragraph (a)(1) of Rule 485

American Legacy III C-Share
Lincoln National Variable Annuity Account H
Individual Variable Annuity Contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802

www.LincolnRetirement.com



This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and retirement plans under Section 408 (IRAs) and 408A (Roth IRAs) of the tax code. Non-ERISA 403(b) contracts will only be issued for purchase payments that are either lump sum transfers or rollovers. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.


The available funds, listed below, are each part of American Funds Insurance Series (series) Class 2 Shares:



Global Discovery

Global Growth
Global Small Capitalization
Growth
International
New World

Blue Chip Income and Growth

Growth-Income


Asset Allocation
Bond

High-Income Bond (formerly High-Yield Bond)

U.S. Government/AAA-Rated Securities
Cash Management



This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2348,

Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Account H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2002

Table of Contents


                                                            Page
                ------------------------------------------------
                Special terms                                 2
                ------------------------------------------------
                Expense tables                                3
                ------------------------------------------------
                Summary                                       5
                ------------------------------------------------
                Condensed financial information               6
                ------------------------------------------------
                Investment results                            7
                ------------------------------------------------
                Financial statements                          7
                ------------------------------------------------
                The Lincoln National Life Insurance Co.       7
                ------------------------------------------------
                DCA fixed account                             7
                ------------------------------------------------
                Variable annuity account (VAA)                7
                ------------------------------------------------
                Investments of the variable annuity account   8
                ------------------------------------------------
                Charges and other deductions                 10
                ------------------------------------------------
                The contracts                                11
                ------------------------------------------------



                                                            Page
               -------------------------------------------------
               Annuity payouts                               20
               -------------------------------------------------
               Federal tax matters                           23
               -------------------------------------------------
               Voting rights                                 27
               -------------------------------------------------
               Distribution of the contracts                 27
               -------------------------------------------------
               Return privilege                              27
               -------------------------------------------------
               State regulation                              27
               -------------------------------------------------
               Restrictions under the Texas Optional
               Retirement Program                            27
               -------------------------------------------------
               Records and reports                           27
               -------------------------------------------------
               Other information                             28
               -------------------------------------------------
               Statement of additional information table of
               contents for Separate Account H               29
               -------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout the Prospectus)

Account or variable annuity account (VAA)--The segregated investment account, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity payouts are based and upon whose death a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the DCA fixed account of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DCA fixed account--An account established to accept purchase payments or transfers of contract value, that may only be used for dollar cost averaging purposes. The DCA fixed account is part of the general account of Lincoln Life.

Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit or an Estate Enhancement Benefit Rider may be available.

I-4Life/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period, earlier version called Income4Life(R) Solution.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Series--American Funds Insurance Series (series), the funds to which you direct purchase payments.

Subaccount or American Legacy III C-Share subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

Account H annual expenses for American Legacy III C-Share subaccounts:* (as a percentage of average account value):

                                                                                  With
                                                                                  Enhanced
                                                                                  Guaranteed
                                                                    With Estate   Minimum    Without
                                                                    Enhancement   Death      EGMDB
                                                                    Benefit Rider Benefit    or EEB
                                                                    (EEB)         (EGMDB)    Rider
                                                                    ------------- ---------- -------
Mortality and expense risk charge                                       1.75%       1.55%     1.45%
Administrative charge                                                    .10%        .10%      .10%

                                                                         ---         ---       ---
Total annual charge for each American Legacy III C-Share subaccount     1.85%       1.65%     1.55%


Annual expenses of the funds for the year ended December 31, 2001:

(as a percentage of each fund's average net assets):


                                    Management     12b-1     Other        Total
                                    fees       +   fees  +   expenses =   expenses
----------------------------------------------------------------------------------
 1. Global Discovery**                 .58%         .25%       .03%          .86%
----------------------------------------------------------------------------------
 2. Global Growth                      .66          .25        .04           .95
----------------------------------------------------------------------------------
 3. Global Small Capitalization        .80          .25        .03          1.08
----------------------------------------------------------------------------------
 4. Growth                             .37          .25        .01           .63
----------------------------------------------------------------------------------
 5. International                      .55          .25        .06           .86
----------------------------------------------------------------------------------
 6. New World                          .85          .25        .06          1.16
----------------------------------------------------------------------------------
 7. Blue Chip Income and Growth**      .50          .25        .01           .76
----------------------------------------------------------------------------------
 8. Growth-Income                      .33          .25        .02           .60
----------------------------------------------------------------------------------
 9. Asset Allocation                   .43          .25        .02           .70
----------------------------------------------------------------------------------
10. Bond                               .48          .25        .01           .74
----------------------------------------------------------------------------------
11. High-Income Bond                   .50          .25        .01           .76
----------------------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities    .46          .25        .01           .72
----------------------------------------------------------------------------------
13. Cash Management                    .45          .25        .01           .71
----------------------------------------------------------------------------------

*The VAA is divided into separately-named subaccounts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.



**Commenced operations on 7/5/2001, therefore the expenses provided in the table are annualized estimates.

Example
(expenses of the subaccounts and of the funds):

Whether or not you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                    1 year 3 years 5 years 10 years
-------------------------------------------------------------------
 1. Global Discovery                 $27     $84    $143     $304
-------------------------------------------------------------------
 2. Global Growth                     28      87     148      313
-------------------------------------------------------------------
 3. Global Small Capitalization       30      91     154      325
-------------------------------------------------------------------
 4. Growth                            25      77     132      282
-------------------------------------------------------------------
 5. International                     27      84     143      304
-------------------------------------------------------------------
 6. New World                         30      93     158      333
-------------------------------------------------------------------
 7. Blue Chip Income and Growth       26      81     139      294
-------------------------------------------------------------------
 8. Growth-Income                     25      76     131      279
-------------------------------------------------------------------
 9. Asset Allocation                  26      79     136      289
-------------------------------------------------------------------
10. Bond                              26      81     138      292
-------------------------------------------------------------------
11. High-Income Bond                  26      81     139      294
-------------------------------------------------------------------
12. U.S. Govt./AAA-Rated Securities   26      80     137      290
-------------------------------------------------------------------
13. Cash Management                   26      80     136      290
-------------------------------------------------------------------






The Expense Tables reflect expenses of the VAA as well as expenses of the funds. We provide this example to help you understand the direct and indirect costs and expenses of the contract. The example assumes that the EEB is in effect.


For more information, see Charges and other deductions in this Prospectus, and Management and

Organi zation in the prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts--I-4Life/SM Advantage for IRA contracts and Annuity Payouts--including I-4LifeSM/ Advantage (non-qualified annuity contracts only). This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary


What kind of contract am I buying? It is an individual variable annuity contract between you and Lincoln Life. See The contracts. This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.


What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.


What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Discovery, Global Growth, Global Small Capitalization, Growth, International, New World, Growth-Income, Blue Chip Income and Growth, Asset Allocation, Bond, High-Income Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account--Description of the series.


Who invests my money? The investment adviser for the series is Capital Research and Management Company (CRMC), Los Angeles, California. CRMC is registered as an investment adviser with the SEC. See Investments of the variable annuity account--Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge equal to an annual rate of 1.55% if the EGMDB is in effect, 1.75% if the EEB Rider is in effect, and 1.45% if neither the EGMDB nor the EEB Rider is in effect. There is an administrative charge of 0.10% in addition to all of the above mortality and expense risk charges.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Investment adviser. Each fund also has a 12b-1 fee and additional operating expenses. These are described in the prospectus for the series.


Charges may also be imposed during the regular income or annuity payout period, including if you elect I-4Life/SM/ Advantage. See The contracts and Annuity payouts.


For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is I-4Life/SM Advantage? I-4LifeSM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I-4Life/SM Advantage payout phase, based on the I-4LifeSM Advantage death benefit you choose. /



What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit option you elect. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit upon the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. See I-4Life/SM/ Advantage (IRA).


May I transfer contract value between variable options? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers after the annuity commencement date.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.


Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return privilege.

Condensed financial information

Accumulation unit values


The following information relating to accumulation unit values and number of accumulation units for the American Legacy III C-Share subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.



                                                    2000*           2001
                                                -------------- ---------------
                                                  with without    with without   With
                                                 EGMDB   EGMDB   EGMDB   EGMDB EEB***
-------------------------------------------------------------------------------------
Global Discovery Subaccount**
.. Beginning of period unit value...............                $ 1.000 $1.000  $1.000
.. End of period unit value.....................                  0.925  0.926   1.130
.. End of period number of units (000's omitted)                     74      1       4
-------------------------------------------------------------------------------------
Global Growth Subaccount**
.. Beginning of period unit value............... $1.000 $1.000  $ 0.794 $0.794  $1.000
.. End of period unit value.....................  0.794  0.794    0.670  0.671   1.165
.. End of period number of units (000's omitted)  1,494    163      876  4,451      93
-------------------------------------------------------------------------------------
Global SmallCap Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 0.824 $0.825  $1.000
.. End of period unit value.....................  0.824  0.825    0.707  0.708   1.250
.. End of period number of units (000's omitted)  1,366     23    2,155    456       8
-------------------------------------------------------------------------------------
Growth Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 0.897 $0.898  $1.000
.. End of period unit value.....................  0.897  0.898    0.722  0.724   1.231
.. End of period number of units (000's omitted)  3,954    164   13,238  1,678      44
-------------------------------------------------------------------------------------
International Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 0.783 $0.783  $1.000
.. End of period unit value.....................  0.783  0.783    0.617  0.618   1.084
.. End of period number of units (000's omitted)  2,759     75    4,921    513       5
-------------------------------------------------------------------------------------
New World Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 0.888 $0.888  $1.000
.. End of period unit value.....................  0.888  0.888    0.836  0.838   1.120
.. End of period number of units (000's omitted)    212     13      722    221       1
-------------------------------------------------------------------------------------
Blue Chip Income and Growth Subaccount**
.. Beginning of period unit value...............                $ 1.000 $1.000  $1.000
.. End of period unit value.....................                  0.939  0.939   1.090
.. End of period number of units (000's omitted)                  1,067    342      56
-------------------------------------------------------------------------------------
Growth-Income Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 1.044 $1.044  $1.000
.. End of period unit value.....................  1.044  1.044    1.053  1.054   1.131
.. End of period number of units (000's omitted)  3,046    177   11,754  1,368     118
-------------------------------------------------------------------------------------
Asset Allocation Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 1.051 $1.052  $1.000
.. End of period unit value.....................  1.051  1.052    1.040  1.041   1.073
.. End of period number of units (000's omitted)    224    115    6,190    867      59
-------------------------------------------------------------------------------------
Bond Subaccounts
.. Beginning of period unit value............... $1.000 $1.000  $ 1.017 $1.017  $1.000
.. End of period unit value.....................  1.017  1.017    1.082  1.083   1.010
.. End of period number of units (000's omitted)    519     44    2,021    361       6
-------------------------------------------------------------------------------------
High-Income Bond Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 0.950 $0.950  $1.000
.. End of period unit value.....................  0.950  0.950    1.006  1.008   1.048
.. End of period number of units (000's omitted)    656     55    1,956    229       1
-------------------------------------------------------------------------------------
U.S. Government/AAA-Rated Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 1.061 $1.061  $1.000
.. End of period unit value.....................  1.061  1.061    1.116  1.118   0.997
.. End of period number of units (000's omitted)     74     14    1,163    358       1
-------------------------------------------------------------------------------------
Cash Management Subaccount
.. Beginning of period unit value............... $1.000 $1.000  $ 1.018 $1.019  $1.000
.. End of period unit value.....................  1.018  1.019    1.036  1.038   1.000
.. End of period number of units (000's omitted)     30      1   20,834  7,764     201
-------------------------------------------------------------------------------------


*The VAA began operations on August 1, 1989. However, the subaccounts did not begin operations until July 24, 2000, so the figures for 2000 represent experience of less than one year.



**The Global Discovery and Blue Chip Income and Growth Subaccounts began operations on July 5, 2001 so the figures for 2001 represent the experience of less than one year.


***The EEB rider was not available until September 19, 2001, so the figures for 2001 represent experiences of less than one year.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.


During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.


The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-942-5500.

The Lincoln National Life Insurance Co.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corp. (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


DCA fixed account

Purchase payments allocated to the DCA fixed account of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the DCA fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the DCA fixed account of the contract. Complete details regarding the DCA fixed account of the contract are in the contract.

Purchase payments allocated to the DCA fixed account of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the DCA fixed account of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the DCA fixed account of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account (VAA)


On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contract owner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.



The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund of the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment adviser

The investment adviser for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment adviser receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchases and Redemptions of Shares, in the prospectus for the series.


With respect to the series, the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on assets of the particular series attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has thirteen separate portfolios of funds. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation, and other rights, prefer ences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts as well as related expenses incurred by Lincoln Life.

Each fund has two classes of shares, designated as Class 1 shares and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 (but not Class 1) shares are subject to a 12b-1 plan. Only Class 2 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the series which is included in this booklet. You should read the Series prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



  1. Global Discovery Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies in the services and information area of the global economy. Companies in the services and information area include, for example, those involved in the fields of telecommunications, computer systems and software, the Internet, broadcasting and publishing, health care, advertising, leisure, tourism, financial services, distribution and transportation. Providing you with current income is a secondary consideration.


  2. Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

  3. Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. In vestors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  4. Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  5. International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  6. New World Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds and government securities, in these countries. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



  7. Blue Chip Income and Growth Fund--The fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies based in the U.S.





  8. Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.




  9. Asset Allocation Fund--The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities; bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

  10.Bond Fund--The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  11.High-Income Bond Fund (formerly High-Yield Bond)--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities, and securities that have both equity and debt characteristics, that provide an opportunity for capital appreciation. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.


  12.U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

  13.Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series' Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. We may also add, delete, or substitute series or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other
deductions


We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable there- under. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information about these programs), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.65% (for contracts with the EGMDB), and consists of a mortality and expense risk charge of 1.55% and an administrative charge of 0.10%. If you elected the EEB Rider, the annual rate will be 1.85%, consisting of a mortality and expense risk charge of 1.75% and an administrative charge of 0.10%. For contracts without the EGMDB or the EEB rider, the annual rate would be 1.55% consisting of a mortality and expense risk charge of 1.45% and an administrative charge of 0.10%.


Rider charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. See the Rider for any applicable fee or expense.


Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions

Charges may also be imposed during the regular income and annuity payout period. See I-4Life/SM/ Advantage (IRA) and (Non-qualified) and Annuity Payouts.


There are additional deductions from and expenses paid out of the assets of the underlying series that are more fully described in the prospectus for the series. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the series.

Additional information
The administrative charge described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner, and annuitant cannot be older than age 90.


If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



Replacement of existing insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing contract to purchase the contract described in this Prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax advisor should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the payment of any death benefit, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.


The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of accumulation units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and deduction of certain charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1.The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2.The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with the EGMDB or the EEB Rider than for those without, each of the three types of contracts will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or before the annuity commencement date
After the first thirty days from the effective date of your contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

Transfers are limited to twelve (12) (within and/or between the variable and the DCA fixed account) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment elected on forms available from us. (See Additional services and the SAI for more information on these programs.) The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service pro-vider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before 4 p.m. New York time.


When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.


Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

Transfers may be delayed as permitted by the 1940 Act.


See Delay of payments.


Transfers after the annuity commencement date

If you select an I-4Life/SM/ Advantage option your transfer rights and restrictions for the variable subaccounts are the same as they were on or before the annuity commencement date, except that no money may be transferred to the fixed side of the contract.



If you do not select an I-4Life/SM/ Advantage option you may transfer all or a portion of your investment in one subaccount to another subaccount of the contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payout to a fixed annuity payout. No transfers are allowed from the fixed side of the contract to the subaccounts.


Additional Services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.


Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit before the annuity commencement date
You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.


Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner. Death benefits are taxable. See Federal tax matters.



If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, the contractowner may elect a death benefit payable to the contractowner (and joint owner, if applicable, in equal shares) if the annuitant named on this contract has not been changed, except within the first 30 days after the contract is issued or upon the death of a prior annuitant.


Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. If no contractowner is living on the date of death of the annuitant, the death benefit will be available to the beneficiary. The contract terminates when any death benefit is paid due to the death of the annuitant. A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.


Enhanced Guaranteed Minimum Death Benefit (EGMDB)

The death benefit, if the EGMDB is in effect, will be equal to the greatest of:
(1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium taxes incurred, if any; or (3) the highest contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained. If the EGMDB is not in effect, the death benefit will be equal to the guarantee of principal death benefit, which is equal to the greater of contract value as of the day Lincoln Life approves the payment of the claim or the sum of all purchase payments, minus any withdrawals, partial annuitizations and premium tax incurred.

When applying for a contract, an applicant can request a contract without the EGMDB. If you do not elect the EGMDB at time of issue the EGMDB cannot be added in the future. The EGMDB is not available under contracts used for qualified plans (other than IRAs) or contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance.


After a contract is issued, the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. See Charges and other deductions.


Estate Enhancement Benefit Rider ("EEB Rider")

The amount of death benefit payable under this Rider is the greatest of the following four amounts:

1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2.The sum of all purchase payments, minus all withdrawals, partial annuitizations, and premium tax incurred, if any.

3.The highest contract value at the time of fund valuation on any policy anniversary date (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that policy anniversary date on which the highest contract value is obtained. It is decreased by partial withdrawals, partial annuitizations and premium taxes incurred, if any, on or after that policy anniversary date on which the highest contract value is obtained.


4.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit.
  Note: If there are no contract earnings, there will not be an amount provided under this item (4).


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.


The EEB Rider may not be available in all states, and is not currently available under contracts sold as IRAs and Roth IRAs. Please check with your investment representative regarding availability of this rider. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months following state approval. Contracts purchased after the rider becomes available in your state may only elect the rider at the time of purchase.


If you elect the EEB Rider after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the rider as of that date. Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period. As this Rider may not be available to all classes of contractowners, please contact your investment representative.

General death benefit information


The Guarantee of Principal death benefit, EGMDB and the EEB Rider are separate death benefit elections. Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect an I-4Life/SM/ Advantage.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who con tinues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to 1.65%.


The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Notwithstanding any provision of the contract to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant (unless you are an exempt organization under Internal Revenue Code section 501(c), then you can name two joint annuitants). You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a reduction of the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying Lincoln Life in writing.


On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options.

The amount available upon surrender/withdrawal is the contract value less any applicable fees and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the DCA fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.



The tax consequences of a surrender/withdrawal are discussed later in this Prospectus. See Federal tax matters.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age
59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to the restrictions.



Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this Prospectus.


Small contract surrenders


Lincoln Life may surrender your IRA or nonqualified contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any charge.




Income4Life Solution for IRA Contracts


I-4Life/SM/ Advantage


(IRA Annuity Contracts ONLY)





The I-4Life/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 2.00% for the I-4Life/SM/ Guarantee of Principal death benefit, and 2.10% for the I-4Life/SM/ EGMDB death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



I-4Life/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.



If I-4Life/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the I-4Life/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death Benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



(2)I-4Life/SM/ Advantage EGMDB death benefit.



Under any I-4Life/SM/ Advantage death benefit, if you die during the Access Period, the I-4Life/SM/ Advantage will terminate. Your beneficiary may start a new I-4Life/SM/ Advantage program. If your spouse's life was also used to de-termine the regular income payment and the spouse dies, the regular income payment may be recalculated.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 2.00% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB death benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB death benefit as the death benefit before I-4Life/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.





The charge under this death benefit is equal to an annual rate of 2.10% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB death benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM/ Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB death benefits offered under I-4Life/SM/ Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.00% or 2.10% under I-4Life/SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may terminate I-4Life/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before I-4Life/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the I-4Life/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate I-4Life/SM/ Advantage.



Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time I-4Life/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year. At the end of the Access Period, we will transfer any amount re-maining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.






Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


If mandated under applicable law, we may be required to reject a purchase payment. We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.



Transfers may also be delayed as permitted by the 1940 Act.


Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 2.50% plus ongoing annual compensation of up to 1.00%. Alternate commission schedules are available with lower initial commission amounts based on purchase payments. At times, additional sales incentives (up to an annual continuing 0.10% of contract value) may be provided to dealers maintaining certain sales volume levels. Upon annuitization, the commissions paid to dealers are a maximum of 6.00% of account annuitized and/or an annual continuing commission of up to 1.00% (or up to 1.10% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments or contract value; they are paid by us.




Lincoln Life may offer the contracts through its registered representatives or through registered representatives of broker dealers it maintains selling agreements with. Registered representatives offering the contracts are registered with the National Association of Securities Dealer, Inc. (NASD) and their broker dealers are members of the National Association of Securities Dealers, Inc. (NASD). Commissions may be paid to such broker dealers on behalf of their registered representatives and these broker dealers may retain a portion of the commissions paid. Lincoln Life may pay additional compensation to these broker dealers and/or reimburse them for portions of contract sales expenses. These broker dealers may pay their registered representatives a portion of the reimbursement allowance. Lincoln Life may pay additional cash benefits and/or offer non-cash compensation programs, such as conferences or trips, to its registered representatives and/or these broker dealers.


Lincoln Life may pay additional compensation to certain broker-dealers that meet specified sales goals and con- tract persistency targets, which may change from time to time. These payments are not deducted from purchase payments or contract value.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred. Non-qualified contracts may not be collaterally assigned. We assume no responsi bility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Joint ownership
The joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Contractowner questions

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the variable annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


Life annuity with cash refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit pay- ment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment, and (3) all claim forms, fully completed.



Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.30% and the charge for administrative services of .10% will be assessed on all variable annuity payouts (except for the I-4Life/SM/ Advantage, which has a differenct charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, less any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


I-4Life/SM/ Advantage



(Non-Qualified Annuity Contracts ONLY)






We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the I-4Life/SM/ Advantage payout phase) computed daily, equal to an annual rate of 2.00% for the I-4Life/SM/ Advantage Guarantee of Principal death benefit, and 2.10% for the I-4Life/SM/ Advantage EGMDB death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.10% and the balance is a mortality and expense risk charge. If I-4Life/SM/ Advantage is elected at issue of the contract, I-4Life/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, I-4Life/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I-4Life/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I-4Life/SM/ Advantage.



If your contract value is at least $50,000, you may elect the I-4Life/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The fixed account is not available with I-4Life/SM/ Advantage. Additional purchase payments will not be accepted after I-4Life/SM/ Advantage is elected.



There is no guarantee that I-4Life/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I-4Life/SM/ Advantage, you also select a new death benefit option. Once I-4Life/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I-4Life/SM/ Advantage began.



Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.



Regular Income. I-4Life/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.



Access Period. At the time you elect I-4Life/SM/ Advantage, you also select the Access Period, which begins no more than 14 days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I-4Life/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.



Account Value. The initial Account Value is the contract value on the valuation date I-4Life/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.



After the Access Period ends, the remaining Account Value will be applied to continue regular income pay-ments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.



Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders.



Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.



Death benefit. During the Access Period, I-4Life/SM/ Advantage provides two death benefit options:



(1)I-4Life/SM/ Advantage Guarantee of Principal death benefit; and



(2)I-4Life/SM/ Advantage EGMDB death benefit.



The I-4Life/SM/ Advantage Guarantee of Principal death benefit is the greater of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim; or



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any.



The charge under this death benefit is equal to an annual rate of 2.00% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I-4Life/SM/ Advantage EGMDB death benefit is the greatest of:



1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;



2.the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or



3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I-4Life/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB death benefit as the death benefit before I-4Life/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



The charge under this death benefit is equal to an annual rate of 2.10% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.



During the Access Period, contracts with the I-4Life/SM/ Advantage EGMDB death benefit may elect to change to the I-4Life/SM/ Advantage Guarantee of Principal death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I-4Life/SM/ Advantage EGMDB death benefit.



For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



Availability. The introduction of I-4Life/SM /Advantage will vary depending on your state. In states where I-4Life/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) is available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Guarantee of Principal or EGMDB death benefits offered under I-4Life/SM Advantage). The charge under the Income4Life(R) Solution is equal to an annual rate of 1.90% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 2.00% or 2.10% under I-4Life SM/ Advantage). The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under I-4Life/SM/ Advantage. For a limited time, contracts in force prior to the availability of I-4Life/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after I-4Life/SM/ Advantage is available in your state may only elect I-4Life/SM/ Advantage.



Termination. You may not terminate I-4Life/SM/ Advantage once you have elected it.






General information

The Guarantee of Principal death benefit, EGMDB and the Estate Enhancement Benefit Rider are not available after the annuity commencement date.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

Federal tax matters


Introduction


The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax deferral on earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:



.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).



.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.



.. Your right to choose particular investments for a contract must be limited.



.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts not owned by an individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.



Investments in the VAA must be diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."



Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.



Loss of interest deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which annuity payouts begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax treatment of payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of withdrawals and surrenders


You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.



Taxation of annuity payouts


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If you choose the levelized payout option under the I-4Life/SM/ Advantage, the tax law may treat you as being in receipt of additional amounts of income and tax the additional amounts.



Taxation of death benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.



.. Death prior to the annuity commencement date--



   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.



   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.



.. Death after the annuity commencement date--



   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.



   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty taxes payable on withdrawals, surrenders, or annuity payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:



.. you receive on or after you reach age 59 1/2,



.. you receive because you became disabled (as defined in the tax law),



.. a beneficiary receives on or after your death, or



.. you receive as a series of substantially equal periodic payments for your life (or life expectancy).



Special rules if you own more than one annuity contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a contract


If you transfer ownership of your contract to a person other than your spouse (or to your former spouse in-cident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for a contract's death benefit


Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.



Qualified retirement plans



We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.



Types of qualified contracts and terms of contracts


Currently, we issue contracts in connection with the following types of qualified plans:



.. Individual Retirement Accounts and Annuities ("Traditional IRAs")



.. Roth IRAs



.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")



.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)





.. 403(b) plans (public school system and tax-exempt organization annuity plans)



.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)



.. 403(a) plans (qualified annuity plans)



.. H.R. 10 or Keogh Plans (self-employed individual plans)



.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)





We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.


We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.



Economic Growth and Tax Relief Reconciliation Act of 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.



Tax treatment of qualified contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,



.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.



.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.



.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.



Tax treatment of payments


The Federal income tax rules generally include distributions from a qualified contract in the recipient's

26


income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required minimum distributions


Under most qualified plans, you must begin receiving payments from the contract minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.



Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.



The IRS has issued new proposed regulations concerning required minimum distributions. The proposed regulations may impact the distribution method you have chosen and the amount of your distributions. These rules may also change once finalized by the IRS. Please contact your tax adviser regarding any tax ramifications.



Federal penalty taxes payable on distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:



.. received on or after the annuitant reaches age 59 1/2,



.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),



.. received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or



.. received as reimbursement for certain amounts paid for medical care.



These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.



Transfers and direct rollovers


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal income tax withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.



Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Tax Status of Lincoln Life


Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.


Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Investments of the variable annuity account--Sale of fund shares.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. We will return the contract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1.Termination of employment in all institutions of higher education as defined in Texas law;

2.Retirement; or

3.Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports



As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all rec-ords and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center or contacting us.



To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.


Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


During 2001, Lincoln Life sold its reinsurance operation to Swiss Re. See note 9 of the statutory-basis financial statements of Lincoln Life for additional information regarding the sale.


Legal proceedings
Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


Lincoln Life has settled its potential liability from the sale of interest sensitive universal and participating whole life insurance policies alleged in class action lawsuits against it. The settlement became final in 2001.


After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under the suits and settlement described above will not have a material adverse effect on the financial position of Lincoln Life.

Statement of additional information
table of contents for Separate Account H

              Item                                            Page
              ----------------------------------------------------
              General information and history of Lincoln Life B-2
              ----------------------------------------------------
              Special terms                                   B-2
              ----------------------------------------------------
              Services                                        B-2
              ----------------------------------------------------
              Principal underwriter                           B-2
              ----------------------------------------------------
              Purchase of securities being offered            B-2
              ----------------------------------------------------

                     Item                              Page
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-7
                     --------------------------------------
                     Advertising and sales literature   B-8
                     --------------------------------------
                     Additional services                B-9
                     --------------------------------------
                     Other information-                B-10
                     --------------------------------------
                     Financial statements              B-10


For a free copy of the SAI please see page one of this booklet.

The American Legacy III C-Share


Lincoln National Variable Annuity Account H (Registrant)

The Lincoln National Life Insurance Company (Depositor)

Statement of Additional Information (SAI)

This Statement of Additional Information should be read in conjunction with the American

Legacy III C-Share Prospectus of Lincoln National Variable Annuity Account H dated May 1, 2002.

You may obtain a copy of the American Legacy III C-Share Prospectus on request and without charge.
Please write American Legacy Customer Service, The Lincoln National Life Insurance Company,
P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents

                   Item                                 Page
                   -----------------------------------------
                   General information and history
                   of Lincoln Life                      B-2
                   -----------------------------------------
                   Special terms                        B-2
                   -----------------------------------------
                   Services                             B-2
                   -----------------------------------------
                   Principal underwriter                B-2
                   -----------------------------------------
                   Purchase of securities being offered B-2
                   -----------------------------------------

                     Item                              Page
                     --------------------------------------
                     Calculation of investment results  B-2
                     --------------------------------------
                     Annuity payouts                    B-7
                     --------------------------------------
                     Advertising and sales literature   B-8
                     --------------------------------------
                     Additional services                B-9
                     --------------------------------------
                     Other information                 B-10
                     --------------------------------------
                     Financial statements              B-10
                     --------------------------------------


This SAI is not a Prospectus.


The date of this SAI is May 1, 2002.

General information and
history of The
Lincoln National Life
Insurance Company (Lincoln Life)


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.


Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange (Exchange) is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the variable annuity account (VAA) and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors (2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana, 46802), as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter


Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, California 90071, a licensed broker-dealer, to be the principal underwriter and to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule. For 1999, 2000 and 2001, AFD received underwriting commissions of $13,470,639, $17,970,257 and $16,539,760, respectively. AFD retained these amounts: 1999--$9,017,863; 2000--$10,817,428; 2001--$10,716,217.


Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.


The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.


Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                               P(1 + T)/n/ = ERV

        Where:  P  = a hypothetical initial purchase payment of $1,000
             T = average annual total return for the period in question N = number of years

       ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a Fund became available in the VAA.







A. Standard Performance Data:



   Period Ending December 31, 2001



                                                                       10 Years
                                                                       or Since  10 Years
                                       1-Year  1-Year  5-Years 5-Years Inception or Since
                                       With    with    With    with    With      Inception
                                       EGMDB   I4L     EGMDB   I4L     EGMDB     With I4L
------------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A     N/A     N/A     (7.5)%    (7.6)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)   (15.6)% (15.8)%   N/A     N/A      9.5       9.2
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)   (14.3)  (14.5)    N/A     N/A      8.3       8.0
Growth Subaccount
(as if subaccount commenced 8/1/89)    (19.5)  (19.7)   16.8%   16.5%    14.5      14.2
International Subaccount
(as if subaccount commenced 5/1/90)    (21.2)  (21.4)    5.9     5.6      8.1       7.8
New World Subaccount
(as if subaccount commenced 6/17/99)    (5.8)   (6.0)    N/A     N/A     (2.0)     (2.3)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A     N/A     N/A     (6.1)     (6.3)
Growth-Income Subaccount
(as if subaccount commenced 8/1/89)      0.9     0.6    10.9    10.7     11.5      11.3
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)     (1.1)   (1.4)    7.0     6.7      8.6       8.3
Bond Subaccount
(as if subaccount commenced 1/2/96)      6.4     6.1     4.2     3.9      4.1       3.9
High-Income Bond Subaccount
(as if subaccount commenced 8/1/89)      6.0     5.7     2.6     2.4      5.7       5.4
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 8/1/89)      5.3     5.0     4.9     4.7      4.6       4.4
Cash Management Subaccount
(as if subaccount commenced 8/1/89)      1.7     1.5     3.0     2.7      2.5       2.3




The performance figures shown reflect the cost of the EGMDB and the Income4Life(R) Solution option. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. The above performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.

B. Standard Performance Data (assuming the I-4Life/SM/ Advantage is in effect):



   Period Ending December 31, 2001



                                                               10 Years
                                                               or Since
                                               1-Year  5-Years Inception
        ----------------------------------------------------------------
        Global Discovery Subaccount
        (as if subaccount commenced 7/5/01)      N/A     N/A     (7.7)%
        Global Growth Subaccount
        (as if subaccount commenced 4/30/97)   (16.0)%   N/A      9.0
        Global Small Capitalization Subaccount
        (as if subaccount commenced 4/30/98)   (14.7)    N/A      7.8
        Growth Subaccount
        (as if subaccount commenced 8/1/89)    (19.9)   16.3%    14.0
        International Subaccount
        (as if subaccount commenced 5/1/90)    (21.6)    5.4      7.6
        New World Subaccount
        (as if subaccount commenced 6/17/99)    (6.2)    N/A     (2.5)
        Blue Chip Income & Growth Subaccount
        (as if subaccount commenced 7/5/01)      N/A     N/A     (6.3)
        Growth-Income Subaccount
        (as if subaccount commenced 8/1/89)      0.4    10.4     11.0
        Asset Allocation Subaccount
        (as if subaccount commenced 8/1/89)     (1.6)    6.5      8.1
        Bond Subaccount
        (as if subaccount commenced 1/2/96)      5.9     3.7      3.7
        High-Income Bond Subaccount
        (as if subaccount commenced 8/1/89)      5.5     2.1      5.2
        U.S. Gov't/AAA Subaccount
        (as if subaccount commenced 8/1/89)      4.8     4.5      4.2
        Cash Management Subaccount
        (as if subaccount commenced 8/1/89)      1.3     2.5      2.1





The performance figures shown reflect the cost of the I-4Life/SM/ Advantage with the EGMDB death benefit.


Non-standard investment results:
The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a fund became available in the VAA will be calculated based on (1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (ie: EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may provide illustrations of income payments and values during the annuity payout period, based on historical or hypothetical rates of return that are not guaranteed. We may also report non-standard performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

The performance numbers in the following tables do not reflect surrender charges.





A. Non-Standard Performance Data (assuming the Income4Life(R) Solution or the I-4Life/sm/ Advantage is not in effect):



   Period Ending December 31, 2001







                                                                             Since
                                       YTD     1-year  3-year 5-year 10-year Inception
                                       With    With    With   With   With    With
                                       EGMDB   EGMDB   EGMDB  EGMDB  EGMDB   EGMDB
--------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (7.5)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)   (15.6)% (15.6)%  4.0%    N/A    N/A      9.5
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)   (14.3)  (14.3)   9.8     N/A    N/A      8.3
Growth Subaccount
(as if subaccount commenced 2/8/84)    (19.5)  (19.5)   8.6    16.8%  14.5%    14.3
International Subaccount
(as if subaccount commenced 5/1/90)    (21.2)  (21.2)   1.5     5.9    8.1      7.2
New World Subaccount
(as if subaccount commenced 6/17/99)    (5.8)   (5.8)   N/A     N/A    N/A     (2.0)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (6.1)
Growth-Income Subaccount
(as if subaccount commenced 2/8/84)      0.9     0.9    5.4    10.9   11.5     12.4
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)     (1.1)   (1.1)   2.2     7.0    8.6      8.3
Bond Subaccount
(as if subaccount commenced 1/2/96)      6.4     6.4    3.5     4.2    N/A      4.1
High-Income Bond Subaccount
(as if subaccount commenced 2/8/84)      6.0     6.0    1.5     2.6    5.7      8.4
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 12/2/85)     5.3     5.3    4.0     4.9    4.6      5.7
Cash Management Subaccount
(as if subaccount commenced 2/8/84)      1.7     1.7    2.9     3.0    2.5      3.7





The performance figures shown reflect the cost of the EGMDB and the Income4Life(R) Solution option. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. The above performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.









B. Non-Standard Performance Data (assuming the Income4Life(R) Solution is in effect):



    Period Ending December 31, 2001



                                                                             Since
                                       YTD     1-year  3-year 5-year 10-year Inception
--------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (7.6)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)   (15.8)% (15.8)%  3.7%    N/A    N/A      9.2
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)   (14.5)  (14.5)   9.6     N/A    N/A      8.0
Growth Subaccount
(as if subaccount commenced 2/8/84)    (19.7)  (19.7)   8.3    16.5%  14.2%    14.0
International Subaccount
(as if subaccount commenced 5/1/90)    (21.4)  (21.4)   1.2     5.6    7.8      6.9
New World Subaccount
(as if subaccount commenced 6/17/99)    (6.0)   (6.0)   N/A     N/A    N/A     (2.3)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (6.3)
Growth-Income Subaccount
(as if subaccount commenced 2/8/84)      0.6     0.6    5.2    10.7   11.3     12.2
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)     (1.4)   (1.4)   2.0     6.7    8.3      8.0
Bond Subaccount
(as if subaccount commenced 1/2/96)      6.1     6.1    3.2     3.9    N/A      3.9
High-Income Bond Subaccount
(as if subaccount commenced 2/8/84)      5.7     5.7    1.3     2.4    5.4      8.2
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 12/2/85)     5.0     5.0    3.8     4.7    4.4      5.5
Cash Management Subaccount
(as if subaccount commenced 2/8/84)      1.5     1.5    2.6     2.7    2.3      3.4

C. Non-Standard Performance Data (assuming the I-4Life/SM/ Advantage is in effect):



    Period Ending December 31, 2001



                                                                             Since
                                       YTD     1-year  3-year 5-year 10-year Inception
--------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (7.7)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)   (16.0)% (16.0)%  3.5%    N/A    N/A      9.0
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)   (14.7)  (14.7)   9.3     N/A    N/A      7.8
Growth Subaccount
(as if subaccount commenced 2/8/84)    (19.9)  (19.9)   8.1    16.3%  14.0%    13.8
International Subaccount
(as if subaccount commenced 5/1/90)    (21.6)  (21.6)   1.0     5.4    7.6      6.7
New World Subaccount
(as if subaccount commenced 6/17/99)    (6.2)   (6.2)   N/A     N/A    N/A     (2.5)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)      N/A     N/A    N/A     N/A    N/A     (6.3)
Growth-Income Subaccount
(as if subaccount commenced 2/8/84)      0.4     0.4    4.9    10.4   11.0     11.9
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)     (1.6)   (1.6)   1.7     6.5    8.1      7.8
Bond Subaccount
(as if subaccount commenced 1/2/96)      5.9     5.9    3.0     3.7    N/A      3.7
High-Income Bond Subaccount
(as if subaccount commenced 2/8/84)      5.5     5.5    1.1     2.1    5.2      7.9
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 12/2/85)     4.8     4.8    3.6     4.5    4.2      5.3
Cash Management Subaccount
(as if subaccount commenced 2/8/84)      1.3     1.3    2.4     2.5    2.1      3.2





The performance figures shown reflect the cost of the I-4Life/SM/ Advantage with the EGMDB death benefit.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

a.The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

b.A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


I-4Life/SM/ Advantage for Non-qualified contracts




During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the I-4Life/SM/ Advantage or Income 4Life(R) Solution option selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.





I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or the Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.

At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.







I-4Life/SM/ Advantage options for IRA contracts




During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I-4Life/SM/ Advantage or Income4Life(R) Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular income payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the Account Value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I-4Life/SM/ Advantage annuity factors are based on whether the I-4Life/SM/ Advantage or Income4Life(R) Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.



At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.



The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the Account Value is invested in fixed or variable subaccounts. After the Access Period each subsequent regular income payment will be adjusted. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.



After the Access Period only the variable portion of each subsequent regular income payment will be adjusted as discussed above.



Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.




Proof of age, sex and survival
Lincoln Life may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Advertising and sales
literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Fitch provides ratings on over 800 insurance entities in close to 30 countries. The Insurance Group maintains three significant analytical staffing centers in Chicago, London and New York, and also coordinates local analytical resources in other parts of the world on behalf of Fitch's global office network.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australasia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.


Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research and Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance.
The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index--A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading company's and leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-OTC Price Index--this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value- weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA)--price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the variable annuity account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.

Additional services
Dollar-Cost Averaging. (DCA)--You may systematically transfer on a monthly basis amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. If you have cancelled the DCA program prior to the end of the selected DCA period, any remaining contract value in the DCA holding account within the fixed account, will automatically be transferred to the variable subaccounts selected by you. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service. (AWS)--AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. We reserve the right to discontinue this service at any time.


Cross-Reinvestment Service--Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.


The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Portfolio Rebalancing--Portfolio rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% International). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to Lincoln Life or by telephone if we have your telephone authorization on file.


If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account sub- account may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by writing Lincoln Life, or by calling, if we have your telephone authorization on file.

The portfolio rebalancing program is not available following the annuity commencement date.


Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $98 billion and annual consolidated revenues of $6.4 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, mutual funds, managed accounts, institutional investment and financial planning and advisory services.


Lincoln Life's customers. Sales literature for the VAA and the series' funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 15,000 employers and more than 1.5 million individuals.


Lincoln Life's assets, size. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2000 Lincoln Life had statutory admitted assets of over $74 billion.


Other Information

Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account H

Statements of assets and liabilities

December 31, 2001

                                                                                          Mortality &
                                                                                          Expense        Contract
                                                          Contract                        Charges        Redemptions
                                                          Purchases Due                   Payable To     Due To The
                                                          From The                        The Lincoln    Lincoln
                                                          Lincoln National                National       National
                                                          Life Insurance                  Life Insurance Life Insurance
                                          Investments     Company          Total Assets   Company        Company
------------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Subaccount          $   944,001,385   $        --    $  944,001,385    $106,562     $   134,901
AFIS Asset Allocation Class II Subaccount     524,456,537       647,500       525,104,037      58,069              --
AFIS Blue Chip Income and Growth
 Subaccount                                    36,266,108            --        36,266,108       4,121           4,786
AFIS Blue Chip Income and Growth
 Class II Subaccount                           57,345,432     1,017,808        58,363,240       6,243              --
AFIS Bond Subaccount                          178,239,750            --       178,239,750      20,002         228,921
AFIS Bond Class II Subaccount                 186,667,946       291,741       186,959,687      20,473              --
AFIS Cash Management Subaccount               187,791,232            --       187,791,232      21,134         387,418
AFIS Cash Management Class II
 Subaccount                                   107,925,068    18,807,268       126,732,336      12,140              --
AFIS Global Discovery Subaccount                2,093,060            --         2,093,060         240          11,493
AFIS Global Discovery Class II
 Subaccount                                     4,035,205        17,929         4,053,134         417              --
AFIS Global Growth Subaccount                 184,894,962            --       184,894,962      20,876         188,374
AFIS Global Growth Class II Subaccount        420,546,179       210,747       420,756,926      46,857              --
AFIS Global Small Capitalization
 Subaccount                                   128,721,666        30,647       128,752,313      14,549              --
AFIS Global Small Capitalization Class II
 Subaccount                                   188,422,420            --       188,422,420      20,966         400,025
AFIS Growth Subaccount                      4,504,044,615            --     4,504,044,615     513,381       1,407,615
AFIS Growth Class II Subaccount             1,606,260,827       934,132     1,607,194,959     181,226              --
AFIS Growth-Income Subaccount               4,807,711,246            --     4,807,711,246     545,645       2,190,648
AFIS Growth-Income Class II Subaccount      2,068,851,037     1,609,226     2,070,460,263     230,853              --
AFIS High-Yield Bond Subaccount               348,110,139            --       348,110,139      39,026         204,980
AFIS High-Yield Bond Class II
 Subaccount                                   154,303,629       444,399       154,748,028      16,999              --
AFIS International Subaccount               1,634,152,843            --     1,634,152,843     182,871         741,088
AFIS International Class II Subaccount        413,490,910            --       413,490,910      45,968      13,885,313
AFIS New World Subaccount                      33,538,636            --        33,538,636       3,761          23,415
AFIS New World Class II Subaccount             88,465,636            --        88,465,636       9,728           4,495
AFIS U.S. Government/AAA-Rated
 Securities Subaccount                        331,442,688            --       331,442,688      37,145         135,547
AFIS U.S. Government/AAA-Rated
 Securities Class II Subaccount               133,615,524       205,264       133,820,788      14,795              --

                                          Non-Affiliated
                                          ---------------
Investments at Cost                       $20,329,480,952
Investments at Market                      19,275,394,680







                                          Net Assets
--------------------------------------------------------
AFIS Asset Allocation Subaccount          $  943,759,922
AFIS Asset Allocation Class II Subaccount    525,045,968
AFIS Blue Chip Income and Growth
 Subaccount                                   36,257,201
AFIS Blue Chip Income and Growth
 Class II Subaccount                          58,356,997
AFIS Bond Subaccount                         177,990,827
AFIS Bond Class II Subaccount                186,939,214
AFIS Cash Management Subaccount              187,382,680
AFIS Cash Management Class II
 Subaccount                                  126,720,196
AFIS Global Discovery Subaccount               2,081,327
AFIS Global Discovery Class II
 Subaccount                                    4,052,717
AFIS Global Growth Subaccount                184,685,712
AFIS Global Growth Class II Subaccount       420,710,069
AFIS Global Small Capitalization
 Subaccount                                  128,737,764
AFIS Global Small Capitalization Class II
 Subaccount                                  188,001,429
AFIS Growth Subaccount                     4,502,123,619
AFIS Growth Class II Subaccount            1,607,013,733
AFIS Growth-Income Subaccount              4,804,974,953
AFIS Growth-Income Class II Subaccount     2,070,229,410
AFIS High-Yield Bond Subaccount              347,866,133
AFIS High-Yield Bond Class II
 Subaccount                                  154,731,029
AFIS International Subaccount              1,633,228,884
AFIS International Class II Subaccount       399,559,629
AFIS New World Subaccount                     33,511,460
AFIS New World Class II Subaccount            88,451,413
AFIS U.S. Government/AAA-Rated
 Securities Subaccount                       331,269,996
AFIS U.S. Government/AAA-Rated
 Securities Class II Subaccount              133,805,993



Investments at Cost
Investments at Market


See accompanying notes.

Lincoln National Variable Annuity Account H

Statement of operations

Year Ended December 31, 2001


                                                                                         AFIS             AFIS
                                                                        AFIS             Asset            Blue Chip
                                                                        Asset            Allocation       Income and
                                                                        Allocation       Class II         Growth
                                                                        Subaccount       Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment income                                     $   37,354,292   $    16,292,084  $     175,746
 . Dividends from net realized gains on investments                         59,112,854        27,057,523             --
 . Mortality and expense guarantees:
    Legacy II (1.35% Fee Rate)                                             (11,777,826)               --       (108,020)
    Legacy II (1.50% Fee Rate)                                              (1,799,146)               --        (23,960)
    Legacy II (1.60% Fee Rate)                                                      (5)               --             (5)
    Legacy II (1.75% Fee Rate)                                                    (747)               --           (121)
    Legacy III (1.25% Fee Rate)                                                     --        (1,018,543)            --
    Legacy III (1.40% Fee Rate)                                                     --        (4,806,525)            --
    Legacy III (1.50% Fee Rate)                                                     --                (3)            --
    Legacy III (1.60% Fee Rate)                                                     --            (2,238)            --
    Legacy III (1.65% Fee Rate)                                                     --           (16,778)            --
    Shareholder's Advantage (.60% Fee Rate)                                         --           (23,070)            --
    Shareholder's Advantage (.72% Fee Rate)                                         --          (109,402)            --
    Shareholder's Advantage (.92% Fee Rate)                                         --              (234)            --
    Shareholder's Advantage (1.05% Fee Rate)                                        --              (202)            --
    Legacy III Plus (1.50% Fee Rate)                                                --            (8,104)            --
    Legacy III Plus (1.60% Fee Rate)                                                --           (82,981)            --
    Legacy III Plus (1.70% Fee Rate)                                                --                (4)            --
    Legacy III Plus (1.80% Fee Rate)                                                --               (25)            --
    Legacy III Plus (1.85% Fee Rate)                                                --                (6)            --
    Legacy III C Share (1.55% Fee Rate)                                             --            (6,836)            --
    Legacy III C Share (1.65% Fee Rate)                                             --           (42,205)            --
    Legacy III C Share (1.85% Fee Rate)                                             --               (16)            --
    Legacy III C Share (1.90% Fee Rate)                                             --                (6)            --
    Legacy III L Share (1.60% Fee Rate)                                             --                (5)            --
    Legacy III L Share (1.70% Fee Rate)                                             --              (359)            --
    Legacy III L Share (1.90% Fee Rate)                                             --                (8)            --
    Legacy III L Share (1.95% Fee Rate)                                             --                (6)            --

                                                                        --------------   ---------------  -------------
NET INVESTMENT INCOME (LOSS)                                                82,889,422        37,232,051         43,640

Net Realized and Unrealized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                                  17,213,876          (485,455)       (32,177)
 . Net change in unrealized appreciation or depreciation on investments   (106,199,772)      (40,108,550)       317,903

                                                                        --------------   ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (88,985,896)      (40,594,005)       285,726

                                                                        --------------   ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $   (6,096,474)  $    (3,361,954) $     329,366

                                                                        ==============   ===============  =============

                                                                        AFIS
                                                                        Global
                                                                        Small                             AFIS
                                                                        Capitalization   AFIS             Growth
                                                                        Class II         Growth           Class II
                                                                        Subaccount       Subaccount       Subaccount
-------------------------------------------------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment income                                     $    1,577,102   $    33,935,030  $   7,517,864
 . Dividends from net realized gains on investments                         12,513,644     1,395,608,934    429,935,752
 . Mortality and expense guarantees:
    Legacy II (1.35% Fee Rate)                                                      --       (61,842,365)            --
    Legacy II (1.50% Fee Rate)                                                      --        (9,819,030)            --
    Legacy II (1.60% Fee Rate)                                                      --                (5)            --
    Legacy II (1.75% Fee Rate)                                                      --            (6,842)            --
    Legacy III (1.25% Fee Rate)                                              (314,729)                --     (2,563,877)
    Legacy III (1.40% Fee Rate)                                            (1,923,182)                --    (17,975,896)
    Legacy III (1.50% Fee Rate)                                                    (4)                --             (4)
    Legacy III (1.60% Fee Rate)                                                  (375)                --         (8,796)
    Legacy III (1.65% Fee Rate)                                                (8,691)                --           (927)
    Shareholder's Advantage (.60% Fee Rate)                                    (8,244)                --        (49,789)
    Shareholder's Advantage (.72% Fee Rate)                                   (54,995)                --       (355,444)
    Shareholder's Advantage (.92% Fee Rate)                                       (38)                --           (453)
    Shareholder's Advantage (1.05% Fee Rate)                                       (6)                --           (131)
    Legacy III Plus (1.50% Fee Rate)                                           (2,435)                --        (33,007)
    Legacy III Plus (1.60% Fee Rate)                                          (58,377)                --       (426,155)
    Legacy III Plus (1.70% Fee Rate)                                               (4)                --             (4)
    Legacy III Plus (1.80% Fee Rate)                                             (491)                --         (1,520)
    Legacy III Plus (1.85% Fee Rate)                                               (6)                --             (6)
    Legacy III C Share (1.55% Fee Rate)                                        (3,108)                --        (11,936)
    Legacy III C Share (1.65% Fee Rate)                                       (21,435)                --       (105,959)
    Legacy III C Share (1.85% Fee Rate)                                            (7)                --           (156)
    Legacy III C Share (1.90% Fee Rate)                                            (6)                --             (6)
    Legacy III L Share (1.60% Fee Rate)                                            (5)                --             (9)
    Legacy III L Share (1.70% Fee Rate)                                           (70)                --           (566)
    Legacy III L Share (1.90% Fee Rate)                                          (152)                --           (285)
    Legacy III L Share (1.95% Fee Rate)                                            (6)                --             (6)

                                                                        --------------   ---------------  -------------
NET INVESTMENT INCOME (LOSS)                                                11,694,380     1,357,875,722    415,918,684

Net Realized and Unrealized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                                 (8,310,249)       201,790,213    (17,850,694)
 . Net change in unrealized appreciation or depreciation on investments   (31,367,523)    (2,787,645,801)  (750,547,847)

                                                                        --------------   ---------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (39,677,772)    (2,585,855,588)  (768,398,541)

                                                                        --------------   ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $ (27,983,392)   $(1,227,979,866) $(352,479,857)

                                                                        ==============   ===============  =============

                                                                        AFIS
                                                                        Blue Chip
                                                                        Income and
                                                                        Growth
                                                                        Class II
                                                                        Subaccount
--------------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment income                                     $     241,522
 . Dividends from net realized gains on investments                                --
 . Mortality and expense guarantees:
    Legacy II (1.35% Fee Rate)                                                     --
    Legacy II (1.50% Fee Rate)                                                     --
    Legacy II (1.60% Fee Rate)                                                     --
    Legacy II (1.75% Fee Rate)                                                     --
    Legacy III (1.25% Fee Rate)                                               (17,136)
    Legacy III (1.40% Fee Rate)                                              (111,948)
    Legacy III (1.50% Fee Rate)                                                    (4)
    Legacy III (1.60% Fee Rate)                                                (2,401)
    Legacy III (1.65% Fee Rate)                                                (1,211)
    Shareholder's Advantage (.60% Fee Rate)                                      (723)
    Shareholder's Advantage (.72% Fee Rate)                                   (11,251)
    Shareholder's Advantage (.92% Fee Rate)                                      (197)
    Shareholder's Advantage (1.05% Fee Rate)                                       (9)
    Legacy III Plus (1.50% Fee Rate)                                             (553)
    Legacy III Plus (1.60% Fee Rate)                                          (12,086)
    Legacy III Plus (1.70% Fee Rate)                                               (4)
    Legacy III Plus (1.80% Fee Rate)                                               (6)
    Legacy III Plus (1.85% Fee Rate)                                               (6)
    Legacy III C Share (1.55% Fee Rate)                                          (855)
    Legacy III C Share (1.65% Fee Rate)                                        (2,944)
    Legacy III C Share (1.85% Fee Rate)                                           (13)
    Legacy III C Share (1.90% Fee Rate)                                            (6)
    Legacy III L Share (1.60% Fee Rate)                                            (5)
    Legacy III L Share (1.70% Fee Rate)                                          (131)
    Legacy III L Share (1.90% Fee Rate)                                          (349)
    Legacy III L Share (1.95% Fee Rate)                                            (6)

                                                                        -------------
NET INVESTMENT INCOME (LOSS)                                                   79,678

Net Realized and Unrealized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                                    (49,189)
 . Net change in unrealized appreciation or depreciation on investments       800,860

                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                        751,671

                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $     831,349

                                                                        =============



                                                                        AFIS
                                                                        Growth-
                                                                        Income
                                                                        Subaccount
--------------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment income                                     $ 104,086,240
 . Dividends from net realized gains on investments                       539,175,244
 . Mortality and expense guarantees:
    Legacy II (1.35% Fee Rate)                                            (59,317,909)
    Legacy II (1.50% Fee Rate)                                             (9,891,524)
    Legacy II (1.60% Fee Rate)                                                     (5)
    Legacy II (1.75% Fee Rate)                                                 (4,731)
    Legacy III (1.25% Fee Rate)                                                    --
    Legacy III (1.40% Fee Rate)                                                    --
    Legacy III (1.50% Fee Rate)                                                    --
    Legacy III (1.60% Fee Rate)                                                    --
    Legacy III (1.65% Fee Rate)                                                    --
    Shareholder's Advantage (.60% Fee Rate)                                        --
    Shareholder's Advantage (.72% Fee Rate)                                        --
    Shareholder's Advantage (.92% Fee Rate)                                        --
    Shareholder's Advantage (1.05% Fee Rate)                                       --
    Legacy III Plus (1.50% Fee Rate)                                               --
    Legacy III Plus (1.60% Fee Rate)                                               --
    Legacy III Plus (1.70% Fee Rate)                                               --
    Legacy III Plus (1.80% Fee Rate)                                               --
    Legacy III Plus (1.85% Fee Rate)                                               --
    Legacy III C Share (1.55% Fee Rate)                                            --
    Legacy III C Share (1.65% Fee Rate)                                            --
    Legacy III C Share (1.85% Fee Rate)                                            --
    Legacy III C Share (1.90% Fee Rate)                                            --
    Legacy III L Share (1.60% Fee Rate)                                            --
    Legacy III L Share (1.70% Fee Rate)                                            --
    Legacy III L Share (1.90% Fee Rate)                                            --
    Legacy III L Share (1.95% Fee Rate)                                            --

                                                                        -------------
NET INVESTMENT INCOME (LOSS)                                              574,047,315

Net Realized and Unrealized Gain (Loss) on Investments:
 . Net realized gain (loss) on investments                                 68,620,427
 . Net change in unrealized appreciation or depreciation on investments  (578,773,118)

                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                   (510,152,691)

                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $  63,894,624

                                                                        =============

See accompanying notes.

                                          AFIS                            AFIS                       AFIS           AFIS
               AFIS          AFIS         Cash                            Global       AFIS          Global         Global
AFIS           Bond          Cash         Management       AFIS Global    Discovery    Global        Growth         Small
Bond           Class II      Management   Class II         Discovery      Class II     Growth        Class II       Capitalization
Subaccount     Subaccount    Subaccount   Subaccount       Subaccount     Subaccount   Subaccount    Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
$   8,546,995  $  7,479,389  $11,084,641  $     3,803,162  $       7,678  $    11,653  $  2,065,283  $   3,100,182    $  1,525,360
           --            --           --               --             --           --    19,252,400     38,012,139       9,737,072
   (1,925,784)           --   (2,301,589)              --         (5,721)          --    (2,609,473)            --      (1,661,102)
     (293,083)           --     (415,708)              --         (2,073)          --      (400,532)            --        (296,235)
           (5)           --           (5)              --             (5)          --            (5)            --              (5)
         (524)           --         (346)              --             (5)          --          (141)            --            (140)
           --      (329,281)          --         (167,653)            --       (3,831)           --       (786,151)             --
           --    (1,546,369)          --         (719,494)            --       (6,644)           --     (4,703,002)             --
           --            (3)          --               (3)            --           (4)           --             (4)             --
           --          (375)          --             (131)            --         (131)           --         (1,016)             --
           --          (264)          --           (1,008)            --           (5)           --        (10,139)             --
           --        (5,690)          --           (3,461)            --         (105)           --        (18,789)             --
           --       (37,220)          --          (36,282)            --         (943)           --        (98,223)             --
           --           (74)          --              (45)            --          (50)           --            (74)             --
           --            (6)          --               (3)            --           (3)           --             (6)             --
           --        (2,232)          --          (47,542)            --          (57)           --         (5,161)             --
           --       (34,935)          --          (29,631)            --         (166)           --        (98,391)             --
           --            (4)          --               (4)            --           (4)           --             (4)             --
           --          (102)          --           (1,851)            --          (25)           --           (121)             --
           --            (5)          --               (5)            --           (6)           --             (6)             --
           --        (3,359)          --          (18,039)            --           (7)           --         (6,820)             --
           --       (19,764)          --          (86,328)            --         (159)           --        (33,234)             --
           --            (7)          --             (350)            --           (6)           --           (334)             --
           --            (5)          --               (5)            --           (6)           --             (6)             --
           --            (4)          --               (4)            --           (5)           --             (5)             --
           --           (10)          --               (5)            --          (25)           --            (45)             --
           --            (8)          --               (5)            --           (6)           --           (226)             --
           --            (5)          --               (5)            --           (6)           --             (6)             --
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------    ------------
    6,327,599     5,499,667    8,366,993        2,691,308           (126)        (541)   18,307,532     35,350,558       9,304,950

      712,851       146,132    2,586,243         (269,328)        (7,656)     (55,040)   (2,275,490)    (4,322,030)    (12,314,263)
    3,517,515     2,715,084   (6,617,098)      (1,041,007)         3,774       96,269   (56,942,026)  (105,199,513)    (23,207,399)
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------    ------------
    4,230,366     2,861,216   (4,030,855)      (1,310,335)        (3,882)      41,229   (59,217,516)  (109,521,543)    (35,521,662)
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------    ------------
$  10,557,965  $  8,360,883  $ 4,336,138  $     1,380,973  $      (4,008) $    40,688  $(40,909,984) $ (74,170,985)   $(26,216,712)
=============  ============  ===========  ===============  =============  ===========  ============  =============    ============

                                                                                                                    AFIS U.S.
AFIS                         AFIS                                                                    AFIS U.S.      Government/
Growth-        AFIS          High-Yield                    AFIS                        AFIS          Government/    AAA-Rated
Income         High-Yield    Bond         AFIS             International  AFIS         New World     AAA-Rated      Securities
Class II       Bond          Class II     International    Class II       New World    Class II      Securities     Class II
Subaccount     Subaccount    Subaccount   Subaccount       Subaccount     Subaccount   Subaccount    Subaccount     Subaccount
----------------------------------------------------------------------------------------------------------------------------------
$  35,074,606  $ 40,234,161  $14,924,857  $    21,995,746  $   3,792,996  $    73,491  $    166,381  $  17,984,968   $  5,280,925
  196,718,288            --           --      532,896,939    114,433,970           --            --             --             --
           --    (4,484,690)          --      (23,899,460)            --     (448,582)           --     (3,874,423)            --
           --      (554,149)          --       (3,417,047)            --      (67,930)           --       (559,706)            --
           --            (5)          --               (5)            --           (5)           --             (4)            --
           --          (535)          --           (1,392)            --          (53)           --            (86)            --
   (3,425,207)           --     (294,859)              --       (676,317)          --      (141,246)            --       (270,264)
  (20,279,568)           --   (1,456,219)              --     (4,654,300)          --      (915,369)            --       (979,196)
           (4)           --           (4)              --             (4)          --            (4)            --             (4)
      (11,347)           --         (305)              --         (1,381)          --          (182)            --           (384)
       (3,426)           --         (562)              --         (9,025)          --       (12,135)            --           (404)
      (57,946)           --       (6,416)              --        (22,596)          --        (7,345)            --         (6,320)
     (476,271)           --      (38,436)              --       (109,006)          --       (36,421)            --        (16,808)
         (996)           --          (44)              --            (34)          --            (3)            --            (41)
         (165)           --           (6)              --             (7)          --            (3)            --             (3)
      (47,723)           --       (2,995)              --        (25,090)          --        (1,213)            --         (4,770)
     (424,254)           --      (37,218)              --       (109,679)          --       (31,300)            --        (64,654)
           (4)           --           (4)              --             (4)          --            (4)            --             (4)
       (2,201)           --         (232)              --             (5)          --            (5)            --           (675)
           (6)           --           (5)              --             (6)          --            (6)            --             (5)
      (12,843)           --       (1,912)              --        (16,263)          --        (1,603)            --         (2,750)
     (122,947)           --      (21,534)              --        (70,136)          --        (6,956)            --        (11,915)
          (11)           --           (5)              --             (5)          --            (5)            --             (5)
           (6)           --           (5)              --             (6)          --            (6)            --             (5)
          (34)           --           (5)              --             (6)          --            (5)            --             (4)
         (705)           --           (9)              --           (242)          --           (25)            --            (12)
         (717)           --           (5)              --           (200)          --            (6)            --             (5)
           (6)           --           (6)              --             (6)          --            (6)            --             (5)
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------   ------------
  206,926,507    35,194,782   13,064,071      527,574,781    112,532,648     (443,079)     (987,467)    13,550,749      3,922,692

   (3,702,898)  (10,166,430)  (1,581,613)      13,385,884   (141,544,703)  (2,333,788)   (3,222,009)     2,562,793        338,717
 (182,692,719)   (1,457,282)  (3,861,115)  (1,036,108,896)   (68,622,704)     348,616      (894,353)     1,431,652        484,533
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------   ------------
 (186,395,617)  (11,623,712)  (5,442,728)  (1,022,723,012)  (210,167,407)  (1,985,172)   (4,116,362)     3,994,445        823,250
-------------  ------------  -----------  ---------------  -------------  -----------  ------------  -------------   ------------
$  20,530,890  $ 23,571,070  $ 7,621,343  $  (495,148,231) $ (97,634,759) $(2,428,251) $ (5,103,829) $  17,545,194   $  4,745,942
=============  ============  ===========  ===============  =============  ===========  ============  =============   ============

Lincoln National Variable Annuity Account H

Statements of changes in net assets

Years Ended December 31, 2000 and 2001

                                                                        AFIS              AFIS Asset      AFIS Blue Chip
                                                                        Asset             Allocation      Income
                                                                        Allocation        Class II        and Growth
                                                                        Subaccount        Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $ 1,302,515,885   $  325,996,082  $            --
Changes From Operations:
 . Net investment income (loss)                                             (11,296,456)      (3,620,853)              --
 . Net realized gain (loss) on investments                                   36,774,873       (2,233,561)              --
 . Net change in unrealized appreciation or depreciation on investments       3,574,770       18,088,442               --
                                                                        ---------------   --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  29,053,187       12,234,028               --
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     113,873,427      122,016,453               --
   . Terminated contracts and transfers to annuity reserves                (383,925,081)     (62,437,179)              --
                                                                        ---------------   --------------  ---------------
                                                                           (270,051,654)      59,579,274               --
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 1,288,887          820,556               --
   . Annuity payments                                                        (1,091,671)        (160,310)              --
   . Receipt (reimbursement) of mortality guarantee adjustment                  (76,096)          (2,226)              --
                                                                        ---------------   --------------  ---------------
                                                                                121,120          658,020               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (269,930,534)      60,237,294               --
                                                                        ---------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (240,877,347)      72,471,322               --
                                                                        ---------------   --------------  ---------------
NET ASSETS AT DECEMBER 31, 2000                                           1,061,638,538      398,467,404               --
Changes From Operations:
 . Net investment income (loss)                                              82,889,422       37,232,051           43,640
 . Net realized gain (loss) on investments                                   17,213,876         (485,455)         (32,177)
 . Net change in unrealized appreciation or depreciation on investments    (106,199,772)     (40,108,550)         317,903
                                                                        ---------------   --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  (6,096,474)      (3,361,954)         329,366
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                      88,788,724      178,213,432       40,599,971
   . Terminated contracts and transfers to annuity reserves                (200,276,853)     (48,333,753)      (4,749,425)
                                                                        ---------------   --------------  ---------------
                                                                           (111,488,129)     129,879,679       35,850,546
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                   784,933          264,213           82,047
   . Annuity payments                                                        (1,080,174)        (202,966)          (4,650)
   . Receipt (reimbursement) of mortality guarantee adjustment                    1,228             (408)            (108)
                                                                        ---------------   --------------  ---------------
                                                                               (294,013)          60,839           77,289
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (111,782,142)     129,940,518       35,927,835
                                                                        ---------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (117,878,616)     126,578,564       36,257,201
                                                                        ---------------   --------------  ---------------
NET ASSETS AT DECEMBER 31, 2001                                         $   943,759,922   $  525,045,968  $    36,257,201
                                                                        ===============   ==============  ===============


                                                                        AFIS              AFIS            AFIS
                                                                        Growth            Growth Class II Growth-Income
                                                                        Subaccount        Subaccount      Subaccount
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $ 7,174,333,084   $1,071,055,986  $ 5,898,276,712
Changes From Operations:
 . Net investment income (loss)                                             (54,723,855)     (12,114,464)      18,277,818
 . Net realized gain (loss) on investments                                  454,471,738        1,858,838      111,444,565
 . Net change in unrealized appreciation or depreciation on investments    (107,394,832)       2,561,049      221,288,500
                                                                        ---------------   --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 292,353,051       (7,694,577)     351,010,883
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                   1,254,760,909      781,379,058      628,563,373
   . Terminated contracts and transfers to annuity reserves              (2,071,593,897)    (168,181,155)  (1,535,206,850)
                                                                        ---------------   --------------  ---------------
                                                                           (816,832,988)     613,197,903     (906,643,477)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 7,757,164        2,146,294        4,531,391
   . Annuity payments                                                        (6,554,602)      (1,045,690)      (4,020,893)
   . Receipt (reimbursement) of mortality guarantee adjustment                 (304,561)          72,366         (345,811)
                                                                        ---------------   --------------  ---------------
                                                                                898,001        1,172,970          164,687
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (815,934,987)     614,370,873     (906,478,790)
                                                                        ---------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (523,581,936)     606,676,296     (555,467,907)
                                                                        ---------------   --------------  ---------------
NET ASSETS AT DECEMBER 31, 2000                                           6,650,751,148    1,677,732,282    5,342,808,805
Changes From Operations:
 . Net investment income (loss)                                           1,357,875,722      415,918,684      574,047,315
 . Net realized gain (loss) on investments                                  201,790,213      (17,850,694)      68,620,427
 . Net change in unrealized appreciation or depreciation on investments  (2,787,645,801)    (750,547,847)    (578,773,118)
                                                                        ---------------   --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                              (1,227,979,866)    (352,479,857)      63,894,624
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     345,035,992      529,065,509      380,154,300
   . Terminated contracts and transfers to annuity reserves              (1,263,322,906)    (248,032,660)    (980,858,552)
                                                                        ---------------   --------------  ---------------
                                                                           (918,286,914)     281,032,849     (600,704,252)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                 3,034,832        1,744,444        3,274,211
   . Annuity payments                                                        (5,356,292)      (1,020,152)      (4,309,249)
   . Receipt (reimbursement) of mortality guarantee adjustment                  (39,289)           4,167           10,814
                                                                        ---------------   --------------  ---------------
                                                                             (2,360,749)         728,459       (1,024,224)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              (920,647,663)     281,761,308     (601,728,476)
                                                                        ---------------   --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (2,148,627,529)     (70,718,549)    (537,833,852)
                                                                        ---------------   --------------  ---------------
NET ASSETS AT DECEMBER 31, 2001                                         $ 4,502,123,619   $1,607,013,733  $ 4,804,974,953
                                                                        ===============   ==============  ===============

                                                                        AFIS Blue Chip
                                                                        Income and      AFIS
                                                                        Growth Class II Bond
                                                                        Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $           --  $ 161,013,867
Changes From Operations:
 . Net investment income (loss)                                                     --       (983,791)
 . Net realized gain (loss) on investments                                          --     (1,227,549)
 . Net change in unrealized appreciation or depreciation on investments             --      7,548,848
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                         --      5,337,508
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                             --     40,651,336
   . Terminated contracts and transfers to annuity reserves                         --    (64,356,651)
                                                                        --------------  -------------
                                                                                    --    (23,705,315)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                       --        (68,867)
   . Annuity payments                                                               --       (294,569)
   . Receipt (reimbursement) of mortality guarantee adjustment                      --         (2,563)
                                                                        --------------  -------------
                                                                                    --       (365,999)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                       --    (24,071,314)
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --    (18,733,806)
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                                     --    142,280,061
Changes From Operations:
 . Net investment income (loss)                                                 79,678      6,327,599
 . Net realized gain (loss) on investments                                     (49,189)       712,851
 . Net change in unrealized appreciation or depreciation on investments        800,860      3,517,515
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                    831,349     10,557,965
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                     60,981,436     85,602,621
   . Terminated contracts and transfers to annuity reserves                 (3,455,814)   (60,281,697)
                                                                        --------------  -------------
                                                                            57,525,622     25,320,924
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                       26        112,993
   . Annuity payments                                                               --       (279,667)
   . Receipt (reimbursement) of mortality guarantee adjustment                      --         (1,449)
                                                                        --------------  -------------
                                                                                    26       (168,123)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               57,525,648     25,152,801
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     58,356,997     35,710,766
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                         $   58,356,997  $ 177,990,827
                                                                        ==============  =============

                                                                                        AFIS
                                                                        AFIS Growth-    High-Yield
                                                                        Income Class II Bond
                                                                        Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2000                                           $1,132,096,866  $ 512,946,889
Changes From Operations:
 . Net investment income (loss)                                              1,837,298     (1,862,351)
 . Net realized gain (loss) on investments                                  (2,739,421)   (14,518,188)
 . Net change in unrealized appreciation or depreciation on investments     92,426,875     (2,263,635)
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 91,524,752    (18,644,174)
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    540,005,774     66,624,399
   . Terminated contracts and transfers to annuity reserves               (160,434,166)  (184,035,731)
                                                                        --------------  -------------
                                                                           379,571,608   (117,411,332)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                1,566,058        170,446
   . Annuity payments                                                         (970,000)      (450,924)
   . Receipt (reimbursement) of mortality guarantee adjustment                  (5,592)       (13,098)
                                                                        --------------  -------------
                                                                               590,466       (293,576)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              380,162,074   (117,704,908)
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    471,686,826   (136,349,082)
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2000                                          1,603,783,692    376,597,807
Changes From Operations:
 . Net investment income (loss)                                            206,926,507     35,194,782
 . Net realized gain (loss) on investments                                  (3,702,898)   (10,166,430)
 . Net change in unrealized appreciation or depreciation on investments   (182,692,719)    (1,457,282)
                                                                        --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 20,530,890     23,571,070
Changes From Unit Transactions:
 Accumulation Units:
   . Contract purchases                                                    635,573,588     68,574,288
   . Terminated contracts and transfers to annuity reserves               (191,375,360)  (120,528,651)
                                                                        --------------  -------------
                                                                           444,198,228    (51,954,363)
 Annuity Reserves:
   . Transfer from accumulation units and between subaccounts                2,727,060         93,885
   . Annuity payments                                                       (1,012,550)      (444,979)
   . Receipt (reimbursement) of mortality guarantee adjustment                   2,090          2,713
                                                                        --------------  -------------
                                                                             1,716,600       (348,381)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              445,914,828    (52,302,744)
                                                                        --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    466,445,718    (28,731,674)
                                                                        --------------  -------------
NET ASSETS AT DECEMBER 31, 2001                                         $2,070,229,410  $ 347,866,133
                                                                        ==============  =============

See accompanying notes.


                                                                                                                      AFIS Global
                               AFIS Cash                   AFIS Global                                AFIS Global     Small
AFIS Bond      AFIS Cash       Management    AFIS Global   Discovery    AFIS Global   AFIS Global     Small           Capitalization
Class II       Management      Class II      Discovery     Class II     Growth        Growth Class II Capitalization  Class II
Subaccount     Subaccount      Subaccount    Subaccount    Subaccount   Subaccount    Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------------------
$ 78,437,276   $ 271,435,918   $  47,749,447   $       --   $        --  $ 296,564,931  $ 378,110,407   $ 161,416,765  $101,094,496
    (706,871)     (1,607,006)       (349,592)          --            --     (1,045,761)    (1,892,570)      1,983,890       705,319
    (220,268)      3,968,622         830,231           --            --      8,686,706      1,227,749       4,548,487       696,804
   4,432,749       7,010,785       1,316,473           --            --    (83,532,033)  (109,319,822)    (60,639,351)  (46,303,026)
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
   3,505,610       9,372,401       1,797,112           --            --    (75,891,088)  (109,984,643)    (54,106,974)  (44,900,903)
  45,471,174     498,704,184     123,690,761           --            --    187,443,395    230,298,533     220,783,253   180,829,006
 (18,418,686)   (594,422,716)   (124,783,278)          --            --   (128,699,221)   (50,931,671)   (143,546,533)  (51,606,854)
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
  27,052,488     (95,718,532)     (1,092,517)          --            --     58,744,174    179,366,862      77,236,720   129,222,152
      68,329          50,553         217,794           --            --      1,058,329        528,250         514,812       398,989
     (83,814)        (94,621)        (47,619)          --            --       (280,184)      (161,734)       (184,445)      (95,331)
         196            (490)           (674)          --            --             --         28,410          (1,144)       59,890
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
     (15,289)        (44,558)        169,501           --            --        778,145        394,926         329,223       363,548

  27,037,199     (95,763,090)       (923,016)          --            --     59,522,319    179,761,788      77,565,943   129,585,700
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
  30,542,809     (86,390,689)        874,096           --            --    (16,368,769)    69,777,145      23,458,969    84,684,797
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
 108,980,085     185,045,229      48,623,543           --            --    280,196,162    447,887,552     184,875,734   185,779,293
   5,499,667       8,366,993       2,691,308         (126)         (541)    18,307,532     35,350,558       9,304,950    11,694,380
     146,132       2,586,243        (269,328)      (7,656)      (55,040)    (2,275,490)    (4,322,030)    (12,314,263)   (8,310,249)
   2,715,084      (6,617,098)     (1,041,007)       3,774        96,269    (56,942,026)  (105,199,513)    (23,207,399)  (31,367,523)
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------

   8,360,883       4,336,138       1,380,973       (4,008)       40,688    (40,909,984)   (74,170,985)    (26,216,712)  (27,983,392)
  96,591,026     371,709,233     597,787,343    2,487,528     6,503,916     35,277,112    117,944,777      39,310,484    83,277,729
 (27,180,325)   (373,699,192)   (520,959,575)    (402,193)   (2,492,007)   (89,814,302)   (71,007,771)    (69,263,228)  (53,079,791)
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
  69,410,701      (1,989,959)     76,827,768    2,085,335     4,011,909    (54,537,190)    46,937,006     (29,952,744)   30,197,938
     309,722          85,162         (54,603)          --           120        200,917        234,522         213,091        78,888
    (117,577)       (100,133)        (55,649)          --            --       (263,669)      (177,615)       (181,993)      (71,455)
      (4,600)          6,243          (1,836)          --            --           (524)          (411)            388           157
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
     187,545          (8,728)       (112,088)          --           120        (63,276)        56,496          31,486         7,590

  69,598,246      (1,998,687)     76,715,680    2,085,335     4,012,029    (54,600,466)    46,993,502     (29,921,258)   30,205,528
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
  77,959,129       2,337,451      78,096,653    2,081,327     4,052,717    (95,510,450)   (27,177,483)    (56,137,970)    2,222,136
------------   -------------   -------------   ----------   -----------  -------------  -------------   -------------  ------------
$186,939,214   $ 187,382,680   $ 126,720,196   $2,081,327   $ 4,052,717  $ 184,685,712  $ 420,710,069   $ 128,737,764  $188,001,429
============   =============   =============   ==========   ===========  =============  =============   =============  ============
                                                                               AFIS U.S.       AFIS U.S.
AFIS High-                       AFIS                                          Government/     Government/
Yield Bond     AFIS              International   AFIS New       AFIS New       AAA-Rated       AAA-Rated
Class II       International     Class II        World          World Class II Securities      Securities Class
Subaccount     Subaccount        Subaccount      Subaccount     Subaccount     Subaccount      II Subaccount    Combined
----------------------------------------------------------------------------------------------------------------------------------
$ 98,983,480   $ 3,817,750,911   $ 368,986,207   $ 31,384,244   $ 32,203,793   $ 364,682,936    $  47,858,734   $23,674,894,916

    (568,477)       12,913,032         649,563      1,242,319      2,512,233      (2,538,209)        (470,200)      (53,658,984)
  (3,131,895)      240,479,470       5,437,503       (275,090)        26,143      (3,702,469)        (297,897)      842,105,391
  (1,540,592)   (1,040,778,827)   (130,200,367)    (9,309,611)   (13,920,568)     36,473,304        6,126,643    (1,204,354,226)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
  (5,240,964)     (787,386,325)   (124,113,301)    (8,342,382)   (11,382,192)     30,232,626        5,358,546      (415,907,819)

  73,963,292       537,843,118     302,415,244     43,540,551     77,983,876      58,404,859       35,768,231     6,165,014,206
 (50,979,516)   (1,025,737,089)   (109,767,233)   (24,462,596)   (17,701,011)   (142,418,575)     (18,824,675)   (7,132,470,364)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
  22,983,776      (487,893,971)    192,648,011     19,077,955     60,282,865     (84,013,716)      16,943,556      (967,456,158)

      75,627         4,244,237         741,261         71,516        185,476         204,935          214,000        26,786,037
     (77,433)       (3,894,057)       (351,200)       (21,841)       (37,524)       (242,897)        (126,165)      (20,287,524)
      (1,140)         (121,498)           (426)          (256)        (3,725)         (7,954)          (1,018)         (727,410)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
      (2,946)          228,682         389,635         49,419        144,227         (45,916)          86,817         5,771,103

  22,980,830      (487,665,289)    193,037,646     19,127,374     60,427,092     (84,059,632)      17,030,373      (961,685,055)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
  17,739,866    (1,275,051,614)     68,924,345     10,784,992     49,044,900     (53,827,006)      22,388,919    (1,377,592,874)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
 116,723,346     2,542,699,297     437,910,552     42,169,236     81,248,693     310,855,930       70,247,653    22,297,302,042

  13,064,071       527,574,781     112,532,648       (443,079)      (987,467)     13,550,749        3,922,692     3,476,964,516
  (1,581,613)       13,385,884    (141,544,703)    (2,333,788)    (3,222,009)      2,562,793          338,717        98,834,124
  (3,861,115)   (1,036,108,896)    (68,622,704)       348,616       (894,353)      1,431,652          484,533    (5,771,570,517)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
   7,621,343      (495,148,231)    (97,634,759)    (2,428,251)    (5,103,829)     17,545,194        4,745,942    (2,195,771,877)

  65,412,436       189,807,831     573,451,046     13,103,574     47,600,730     115,154,408       87,684,134     4,855,693,168
 (35,082,621)     (602,808,848)   (513,996,256)   (19,360,957)   (35,270,710)   (112,134,145)     (29,082,963)   (5,676,850,555)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
  30,329,815      (413,001,017)     59,454,790     (6,257,383)    12,330,020       3,020,263       58,601,171      (821,157,387)

     155,080         1,577,060         109,574         46,137         16,382         157,110          434,923        15,682,729
     (96,609)       (2,926,094)       (282,842)       (18,271)       (40,284)       (293,248)        (220,740)      (18,556,858)
      (1,946)           27,869           2,314             (8)           431         (15,253)          (2,956)          (10,374)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
      56,525        (1,321,165)       (170,954)        27,858        (23,471)       (151,391)         211,227        (2,884,503)

  30,386,340      (414,322,182)     59,283,836     (6,229,525)    12,306,549       2,868,872       58,812,398      (824,041,890)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
  38,007,683      (909,470,413)    (38,350,923)    (8,657,776)     7,202,720      20,414,066       63,558,340    (3,019,813,767)
------------   ---------------   -------------   ------------    ------------  -------------    -------------   ---------------
$154,731,029   $ 1,633,228,884   $ 399,559,629   $ 33,511,460    $ 88,451,413  $ 331,269,996    $ 133,805,993   $19,277,488,275
============   ===============   =============   ============    ============  =============    =============   ===============

Lincoln National Variable Annuity Account H

Notes to financial statements

1. Accounting Policies and Variable Account Information
The Variable Account:
Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of six products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

..  Legacy II
..  Legacy III
..  Shareholder's Advantage
..  Legacy III Plus
..  Legacy III C-Share
..  Legacy III L-Share

Legacy III and Shareholder Advantage contracts became available to clients of the Company on April 30, 1997 and September 23, 1999, respectively. Legacy III Plus and Legacy C-Share contracts became available to clients of the Company on July 21, 2000. Legacy III L-Share contracts became available to clients of the Company on September 10, 2001.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation:
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments:
The Variable Account invests in the American Funds Insurance Series (AFIS) which consists of the following mutual funds (Funds):

  AFIS Asset Allocation Fund
  AFIS Asset Allocation Class II Fund
  AFIS Blue Chip Income and Growth Fund
  AFIS Blue Chip Income and Growth Class II Fund
  AFIS Bond Fund
  AFIS Bond Class II Fund
  AFIS Cash Management Fund
  AFIS Cash Management Class II Fund
  AFIS Global Discovery Fund
  AFIS Global Discovery Class II Fund
  AFIS Global Growth Fund
  AFIS Global Growth Class II Fund
  AFIS Global Small Capitalization Fund
  AFIS Global Small Capitalization Class II Fund
  AFIS Growth Fund
  AFIS Growth Class II Fund
  AFIS Growth-Income Fund
  AFIS Growth-Income Class II Fund
  AFIS High-Yield Bond Fund
  AFIS High-Yield Bond Class II Fund
  AFIS International Fund
  AFIS International Class II Fund
  AFIS New World Fund
  AFIS New World Class II Fund
  AFIS U.S. Government/AAA-Rated Securities Fund
  AFIS U.S. Government/AAA-Rated Securities Class II Fund

AFIS is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends:
Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes:
Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves:
Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees & Other Transactions With Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value

Lincoln National Variable Annuity Account H

2. Mortality and Expense Guarantees & Other Transactions With Affiliates (Continued) of the Variable Account each day. The rates are as follows for the five contract types and the corresponding rider options within the Variable Account:

..  Legacy II at a daily rate of .0036986% (1.35% on an annual basis)
.. Legacy II with GMDB rider at a daily rate of .0041096% (1.50% on an annual basis)

..  Legacy III at a daily rate of .0034247% (1.25% on an annual basis)
.. Legacy III with GMDB rider at a daily rate of .0038356% (1.40% on an annual basis)

.. Shareholder Advantage at a daily rate of .0016438% (.60% on an annual basis) .. Shareholder Advantage with GMDB rider at a daily rate of .0019726% (.72% on an annual basis)

..  Legacy III Plus (Annuity Reserves) at a daily rate of .0038356% (1.40% on an annual basis)
..  Legacy III Plus at a daily rate of .0041096% (1.50% on an annual basis)
.. Legacy III Plus with GMDB rider at a daily rate of .0043836% (1.60% on an annual basis)

..  Legacy III C-Share (Annuity Reserves) at a daily rate of .0038356% (1.40% on an annual basis)
.. Legacy III C-Share at a daily rate of .0042466% (1.55% on an annual basis) .. Legacy III C-Share with GMDB rider at a daily rate of .0045205% (1.65% on an annual basis)

..  Legacy III L-Share (Annuity Reserves) at a daily rate of .0043836% (1.60% on an annual basis)
.. Legacy III L-Share at a daily rate of .0046575% (1.70% on an annual basis) .. Legacy III L-Share at a daily rate of .0052055% (1.90% on an annual basis) .. Legacy III L-Share with GMDB rider at a daily rate of .0053425% (1.95% on an annual basis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges were as follows during 2001 for the Legacy II, Legacy III products, Legacy III Plus and Legacy III C-Share:

         AFIS Asset Allocation Fund                         $  836,794
         AFIS Asset Allocation Class II Fund                   330,365
         AFIS Blue Chip Income and Growth Fund                   4,404
         AFIS Blue Chip Income and Growth Class II Fund          3,147
         AFIS Bond Fund                                        131,247
         AFIS Bond Class II Fund                               100,725
         AFIS Cash Management Fund                             398,569
         AFIS Cash Management Class II Fund                    269,355
         AFIS Global Discovery Fund                                185
         AFIS Global Discovery Class II Fund                       212
         AFIS Global Growth Fund                               176,193
         AFIS Global Growth Class II Fund                      320,932
         AFIS Global Small Capitalization Fund                 107,395
         AFIS Global Small Capitalization Class II Fund        116,546
         AFIS Growth Fund                                    4,052,187
         AFIS Growth Class II Fund                           1,157,909
         AFIS Growth-Income Fund                             3,953,329
         AFIS Growth-Income Class II Fund                    1,249,436
         AFIS High-Yield Bond Fund                             318,540
         AFIS High-Yield Bond Class II Fund                     90,899
         AFIS International Fund                             1,600,954
         AFIS International Class II Fund                      285,985
         AFIS New World Fund                                    25,921
         AFIS New World Class II Fund                           44,632
         AFIS U.S. Government/AAA-Rated Securities Fund        285,413
         AFIS U.S. Government/AAA-Rated Securities Class II
          Fund                                                  91,641

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increase. For the period ending December 31, 2001, sales charges were $2,824,238.

Accordingly, the Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account H

3. Unit Values
A summary of unit values, units outstanding, and net assets for variable annuity contracts at December 31 follows. Mortality and expense rates (fee rates) listed below are annualized rates.

                                                                                       1997  1998  1999  2000  2001
                                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                             Date         Unit Value   Value Value Value Value Value
--------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                                           $2.39 $2.67 $2.82 $2.91 $2.90
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          2.39  2.67  2.82  2.91  2.90
  Legacy II (1.50% Fee Rate)                                   4/30/1997     $2.04      2.39  2.66  2.81  2.90  2.88
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.07
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.06
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.14  1.27  1.34  1.38  1.37
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.14  1.27  1.34  1.38  1.37
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.14  1.27  1.34  1.38  1.37
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.05
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.02
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.07
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.07  1.11  1.11
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.07  1.11  1.11
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.07  1.11  1.11
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.02
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.06
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  1.05    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  1.05  1.04
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  1.05  1.04
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.05
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.07
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.07
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  1.05    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  1.05  1.04
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  1.05  1.04
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.07
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                    7/3/2001      1.00        --    --    --    --  0.94
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  7/3/2001      1.00        --    --    --    --  0.94
  Legacy II (1.50% Fee Rate)                                    7/3/2001      1.00        --    --    --    --  0.94
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.09
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.07
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   7/3/2001      1.00        --    --    --    --  0.94
  Legacy III (1.40% Fee Rate)                                   7/3/2001      1.00        --    --    --    --  0.94
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.06
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.01
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.09
  Shareholder's Advantage (.60% Fee Rate)                       7/3/2001      1.00        --    --    --    --  0.94
  Shareholder's Advantage (.72% Fee Rate)                       7/3/2001      1.00        --    --    --    --  0.94
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.02
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.09
  Legacy III Plus (1.50% Fee Rate)                              7/3/2001      1.00        --    --    --    --  0.94
  Legacy III Plus (1.60% Fee Rate)                              7/3/2001      1.00        --    --    --    --  0.94
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.06
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.09
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.09
  Legacy III C Share (1.55% Fee Rate)                           7/3/2001      1.00        --    --    --    --  0.94
  Legacy III C Share (1.65% Fee Rate)                           7/3/2001      1.00        --    --    --    --  0.94
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.09

Lincoln National Variable Annuity Account H

                                                                                       1997  1998  1999  2000  2001
                                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                             Date         Unit Value   Value Value Value Value Value
--------------------------------------------------------------------------------------------------------------------
AFIS Blue Chip Income and Growth Class II Fund (continued)
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001     $1.00     $  -- $  -- $  -- $  -- $1.09
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.09
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.09
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.09
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.09
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                                                            1.13  1.17  1.19  1.23  1.32
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          1.13  1.17  1.19  1.23  1.32
  Legacy II (1.50% Fee Rate)                                   4/30/1997      1.04      1.13  1.17  1.18  1.22  1.31
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.01
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.01
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.08  1.11  1.13  1.17  1.25
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.08  1.11  1.13  1.17  1.25
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.08  1.11  1.12  1.16  1.24
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.01
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.00
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.01
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.02  1.07  1.15
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.02  1.06  1.14
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.01
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  1.02    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  1.02  1.08
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  1.02  1.08
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.01
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.01
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.01
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  1.02    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  1.02  1.08
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  1.02  1.08
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.01
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                                                            1.35  1.40  1.45  1.52  1.55
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          1.35  1.40  1.45  1.52  1.55
  Legacy II (1.50% Fee Rate)                                   4/30/1997      1.32      1.35  1.40  1.44  1.51  1.54
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.00
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.00
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.02  1.06  1.10  1.14  1.17
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.02  1.06  1.10  1.14  1.17
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.02  1.06  1.09  1.14  1.16
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.00
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.00
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.00
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.01  1.06  1.09
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.01  1.06  1.09
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.00
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  1.02    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  1.02  1.04
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  1.02  1.04
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.00
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.00
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.00
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  1.02    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  1.02  1.04

Lincoln National Variable Annuity Account H

                                                                                       1997  1998  1999  2000  2001
                                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                             Date         Unit Value   Value Value Value Value Value
--------------------------------------------------------------------------------------------------------------------
AFIS Cash Management Class II Fund (continued)
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000     $1.00     $  -- $  -- $  -- $1.02 $1.04
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.00
AFIS Global Discovery Fund
  Legacy II (1.35% Fee Rate)                                    7/3/2001      1.00        --    --    --    --  0.93
  Legacy II (1.50% Fee Rate)                                    7/3/2001      1.00        --    --    --    --  0.93
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.13
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.13
AFIS Global Discovery Class II Fund
  Legacy III (1.25% Fee Rate)                                   7/3/2001      1.00        --    --    --    --  0.93
  Legacy III (1.40% Fee Rate)                                   7/3/2001      1.00        --    --    --    --  0.93
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.09
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.07
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.13
  Shareholder's Advantage (.60% Fee Rate)                       7/3/2001      1.00        --    --    --    --  0.93
  Shareholder's Advantage (.72% Fee Rate)                       7/3/2001      1.00        --    --    --    --  0.93
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.13
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.13
  Legacy III Plus (1.50% Fee Rate)                              7/3/2001      1.00        --    --    --    --  0.93
  Legacy III Plus (1.60% Fee Rate)                              7/3/2001      1.00        --    --    --    --  0.93
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.09
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.13
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.13
  Legacy III C Share (1.55% Fee Rate)                           7/3/2001      1.00        --    --    --    --  0.93
  Legacy III C Share (1.65% Fee Rate)                           7/3/2001      1.00        --    --    --    --  0.93
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                   4/30/1997      1.00      1.08  1.37  2.30  1.84  1.56
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 4/30/1997      1.00      1.08  1.37  2.30  1.84  1.56
  Legacy II (1.50% Fee Rate)                                   4/30/1997      1.00      1.07  1.37  2.29  1.83  1.55
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.17
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.19
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.08  1.37  2.29  1.84  1.55
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.08  1.37  2.29  1.84  1.55
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.07  1.36  2.28  1.82  1.54
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.14
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.08
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.17
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.40  1.13  0.96
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.40  1.13  0.96
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.40  1.13  0.96
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.08
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.17
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  0.79    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  0.79  0.67
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  0.79  0.67
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.14
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.16
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.16
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  0.79    --

Lincoln National Variable Annuity Account H

                                                                                       1997  1998  1999  2000  2001
                                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                             Date         Unit Value   Value Value Value Value Value
--------------------------------------------------------------------------------------------------------------------
AFIS Global Growth Class II Fund (continued)
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000     $1.00     $  -- $  -- $  -- $0.79 $0.67
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  0.79  0.67
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.16
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.16
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.17
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.17
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.16
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.16
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                   4/30/1998      1.00        --  1.01  1.92  1.58  1.37
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 4/30/1998      1.00        --  1.01  1.92  1.58  1.37
  Legacy II (1.50% Fee Rate)                                   4/30/1998      1.00        --  1.01  1.92  1.58  1.36
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.25
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.31
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1998      1.00        --  1.01  1.92  1.58  1.36
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1998      1.00        --  1.01  1.92  1.58  1.36
  Legacy III (1.40% Fee Rate)                                  4/30/1998      1.00        --  1.01  1.91  1.57  1.35
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.22
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.11
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.25
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.30  1.08  0.94
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.30  1.08  0.94
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.30  1.08  0.94
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.21
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.25
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  0.83    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  0.82  0.71
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  0.82  0.71
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.22
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.11
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.25
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  0.83    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  0.82  0.71
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  0.82  0.71
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.25
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                                            2.94  3.93  6.12  6.32  5.12
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          2.94  3.93  6.12  6.32  5.12
  Legacy II (1.50% Fee Rate)                                   4/30/1997      2.24      2.94  3.92  6.09  6.29  5.08
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.23
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.18
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.26  1.68  2.61  2.69  2.17
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.26  1.68  2.61  2.69  2.17
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.25  1.67  2.59  2.67  2.16
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.16
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.08
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.18
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.31  1.36  1.11
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.31  1.36  1.11
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.31  1.36  1.11
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.08
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.18
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  0.90    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  0.90  0.72
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  0.90  0.72

Lincoln National Variable Annuity Account H

                                                                                       1997  1998  1999  2000  2001
                                                             Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                             Date         Unit Value   Value Value Value Value Value
--------------------------------------------------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001     $1.00     $  -- $  -- $  -- $  -- $1.16
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.08
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.23
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  0.90    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  0.90  0.72
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  0.90  0.72
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.23
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                                            2.73  3.18  3.50  3.74  3.79
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          2.73  3.18  3.50  3.74  3.79
  Legacy II (1.50% Fee Rate)                                   4/30/1997      2.22      2.72  3.18  3.49  3.72  3.77
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.13
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.11
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.19  1.38  1.52  1.62  1.64
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.19  1.38  1.52  1.62  1.64
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.19  1.38  1.51  1.61  1.63
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.09
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.05
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.11
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.09  1.17  1.20
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)   10/15/1999      1.00        --    --  1.09  1.17  1.20
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.09  1.17  1.19
  Shareholder's Advantage (.92% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.06
  Shareholder's Advantage (1.05% Fee Rate)                     9/19/2001      1.00        --    --    --    --  1.11
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           7/24/2000      1.00        --    --    --  1.04    --
  Legacy III Plus (1.50% Fee Rate)                             7/24/2000      1.00        --    --    --  1.04  1.06
  Legacy III Plus (1.60% Fee Rate)                             7/24/2000      1.00        --    --    --  1.04  1.05
  Legacy III Plus (1.70% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.09
  Legacy III Plus (1.80% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.05
  Legacy III Plus (1.85% Fee Rate)                             9/19/2001      1.00        --    --    --    --  1.13
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        7/24/2000      1.00        --    --    --  1.04    --
  Legacy III C Share (1.55% Fee Rate)                          7/24/2000      1.00        --    --    --  1.04  1.05
  Legacy III C Share (1.65% Fee Rate)                          7/24/2000      1.00        --    --    --  1.04  1.05
  Legacy III C Share (1.85% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III C Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.60% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.70% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.90% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
  Legacy III L Share (1.95% Fee Rate)                          9/19/2001      1.00        --    --    --    --  1.13
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                                            2.25  2.23  2.33  2.23  2.37
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                          2.25  2.23  2.33  2.23  2.37
  Legacy II (1.50% Fee Rate)                                   4/30/1997      2.04      2.25  2.23  2.32  2.22  2.36
  Legacy II (1.60% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.05
  Legacy II (1.75% Fee Rate)                                   9/19/2001      1.00        --    --    --    --  1.05
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                  4/30/1997      1.00      1.10  1.09  1.13  1.08  1.15
  Legacy III--Annuity Reserves (1.25% Fee Rate)                4/30/1997      1.00      1.10  1.09  1.13  1.08  1.15
  Legacy III (1.40% Fee Rate)                                  4/30/1997      1.00      1.09  1.08  1.13  1.07  1.14
  Legacy III (1.50% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.06
  Legacy III (1.60% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.02
  Legacy III (1.65% Fee Rate)                                  9/19/2001      1.00        --    --    --    --  1.05
  Shareholder's Advantage (.60% Fee Rate)                     10/15/1999      1.00        --    --  1.05  1.01  1.08
  Shareholder's Advantage (.72% Fee Rate)                     10/15/1999      1.00        --    --  1.05  1.00  1.07

Lincoln National Variable Annuity Account H

                                                                                   1997  1998  1999  2000  2001
                                                         Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                         Date         Unit Value   Value Value Value Value Value
----------------------------------------------------------------------------------------------------------------
AFIS High-Yield Bond Class II Fund (continued)
  Shareholder's Advantage (.92% Fee Rate)                  9/19/2001      $1.00    $  -- $  -- $  -- $  -- $1.02
  Shareholder's Advantage (1.05% Fee Rate)                 9/19/2001       1.00       --    --    --    --  1.05
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)       7/24/2000       1.00       --    --    --  0.95    --
  Legacy III Plus (1.50% Fee Rate)                         7/24/2000       1.00       --    --    --  0.95  1.01
  Legacy III Plus (1.60% Fee Rate)                         7/24/2000       1.00       --    --    --  0.95  1.01
  Legacy III Plus (1.70% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.06
  Legacy III Plus (1.80% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.05
  Legacy III Plus (1.85% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.05
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)    7/24/2000       1.00       --    --    --  0.95    --
  Legacy III C Share (1.55% Fee Rate)                      7/24/2000       1.00       --    --    --  0.95  1.01
  Legacy III C Share (1.65% Fee Rate)                      7/24/2000       1.00       --    --    --  0.95  1.01
  Legacy III C Share (1.85% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
  Legacy III C Share (1.90% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
  Legacy III L Share (1.60% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
  Legacy III L Share (1.70% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
  Legacy III L Share (1.90% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
  Legacy III L Share (1.95% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.05
AFIS International Fund
  Legacy II (1.35% Fee Rate)                                                        1.89  2.26  3.93  3.03  2.40
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                      1.89  2.26  3.93  3.03  2.40
  Legacy II (1.50% Fee Rate)                               4/30/1997       1.82     1.89  2.25  3.92  3.01  2.38
  Legacy II (1.60% Fee Rate)                               9/19/2001       1.00       --    --    --    --  1.08
  Legacy II (1.75% Fee Rate)                               9/17/2001       1.00       --    --    --    --  1.08
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                              4/30/1997       1.00     1.02  1.22  2.13  1.64  1.30
  Legacy III--Annuity Reserves (1.25% Fee Rate)            4/30/1997       1.00     1.02  1.22  2.13  1.64  1.30
  Legacy III (1.40% Fee Rate)                              4/30/1997       1.00     1.02  1.22  2.12  1.63  1.29
  Legacy III (1.50% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.07
  Legacy III (1.60% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.02
  Legacy III (1.65% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.08
  Shareholder's Advantage (.60% Fee Rate)                 10/15/1999       1.00       --    --  1.41  1.09  0.87
  Shareholder's Advantage (.72% Fee Rate)                 10/15/1999       1.00       --    --  1.41  1.09  0.87
  Shareholder's Advantage (.92% Fee Rate)                  9/19/2001       1.00       --    --    --    --  1.02
  Shareholder's Advantage (1.05% Fee Rate)                 9/19/2001       1.00       --    --    --    --  1.09
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)       7/24/2000       1.00       --    --    --  0.78    --
  Legacy III Plus (1.50% Fee Rate)                         7/24/2000       1.00       --    --    --  0.78  0.62
  Legacy III Plus (1.60% Fee Rate)                         7/24/2000       1.00       --    --    --  0.78  0.62
  Legacy III Plus (1.70% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.07
  Legacy III Plus (1.80% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.08
  Legacy III Plus (1.85% Fee Rate)                         9/19/2001       1.00       --    --    --    --  1.08
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)    7/24/2000       1.00       --    --    --  0.78    --
  Legacy III C Share (1.55% Fee Rate)                      7/24/2000       1.00       --    --    --  0.78  0.62
  Legacy III C Share (1.65% Fee Rate)                      7/24/2000       1.00       --    --    --  0.78  0.62
  Legacy III C Share (1.85% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
  Legacy III C Share (1.90% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
  Legacy III L Share (1.60% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
  Legacy III L Share (1.70% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
  Legacy III L Share (1.90% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
  Legacy III L Share (1.95% Fee Rate)                      9/19/2001       1.00       --    --    --    --  1.08
AFIS New World Fund
  Legacy II (1.35% Fee Rate)                               6/11/1999       1.00       --    --  1.18  1.02  0.96
  Legacy II--Annuity Reserves (1.35% Fee Rate)             6/11/1999       1.00       --    --  1.18  1.02  0.96
  Legacy II (1.50% Fee Rate)                               6/11/1999       1.00       --    --  1.17  1.01  0.96
  Legacy II (1.60% Fee Rate)                               9/19/2001       1.00       --    --    --    --  1.12
  Legacy II (1.75% Fee Rate)                               9/19/2001       1.00       --    --    --    --  1.12
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)                              6/11/1999       1.00       --    --  1.18  1.01  0.96
  Legacy III--Annuity Reserves (1.25% Fee Rate)            6/11/1999       1.00       --    --  1.18  1.01  0.96
  Legacy III (1.40% Fee Rate)                              6/11/1999       1.00       --    --  1.17  1.01  0.96
  Legacy III (1.50% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.13
  Legacy III (1.60% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.04
  Legacy III (1.65% Fee Rate)                              9/19/2001       1.00       --    --    --    --  1.12

Lincoln National Variable Annuity Account H

                                                                                   1997  1998  1999  2000  2001
                                                         Commencement Commencement Unit  Unit  Unit  Unit  Unit
                                                         Date         Unit Value   Value Value Value Value Value
----------------------------------------------------------------------------------------------------------------
AFIS New World Class II Fund (continued)
  Shareholder's Advantage (.60% Fee Rate)                 10/15/1999     $1.00     $  -- $  -- $1.24 $1.07 $1.02
  Shareholder's Advantage (.72% Fee Rate)                  6/11/1999      1.00        --    --  1.24  1.07  1.02
  Shareholder's Advantage (.92% Fee Rate)                  9/19/2001      1.00        --    --    --    --  1.12
  Shareholder's Advantage (1.05% Fee Rate)                 9/19/2001      1.00        --    --    --    --  1.12
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)       7/24/2000      1.00        --    --    --  0.89    --
  Legacy III Plus (1.50% Fee Rate)                         7/24/2000      1.00        --    --    --  0.89  0.84
  Legacy III Plus (1.60% Fee Rate)                         7/24/2000      1.00        --    --    --  0.89  0.84
  Legacy III Plus (1.70% Fee Rate)                         9/19/2001      1.00        --    --    --    --  1.13
  Legacy III Plus (1.80% Fee Rate)                         9/19/2001      1.00        --    --    --    --  1.12
  Legacy III Plus (1.85% Fee Rate)                         9/19/2001      1.00        --    --    --    --  1.12
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)    7/24/2000      1.00        --    --    --  0.89    --
  Legacy III C Share (1.55% Fee Rate)                      7/24/2000      1.00        --    --    --  0.89  0.84
  Legacy III C Share (1.65% Fee Rate)                      7/24/2000      1.00        --    --    --  0.89  0.84
  Legacy III C Share (1.85% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
  Legacy III C Share (1.90% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
  Legacy III L Share (1.60% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
  Legacy III L Share (1.70% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
  Legacy III L Share (1.90% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
  Legacy III L Share (1.95% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.12
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                                                        1.70  1.81  1.78  1.96  2.07
  Legacy II--Annuity Reserves (1.35% Fee Rate)                                      1.70  1.81  1.78  1.96  2.07
  Legacy II (1.50% Fee Rate)                               4/30/1997      1.58      1.70  1.81  1.77  1.95  2.06
  Legacy II (1.60% Fee Rate)                               9/19/2001      1.58      1.70  1.81    --    --  1.00
  Legacy II (1.75% Fee Rate)                               9/19/2001      1.00        --    --    --    --  1.00
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                              4/30/1997      1.00      1.07  1.14  1.11  1.23  1.30
  Legacy III--Annuity Reserves (1.25% Fee Rate)            4/30/1997      1.00      1.07  1.14  1.11  1.23  1.30
  Legacy III (1.40% Fee Rate)                              4/30/1997      1.00      1.07  1.13  1.11  1.22  1.29
  Legacy III (1.50% Fee Rate)                              9/19/2001      1.00        --    --    --    --  0.99
  Legacy III (1.60% Fee Rate)                              9/19/2001      1.00        --    --    --    --  1.01
  Legacy III (1.65% Fee Rate)                              9/19/2001      1.00        --    --    --    --  1.00
  Shareholder's Advantage (.60% Fee Rate)                 10/15/1999      1.00        --    --  1.00  1.11  1.18
  Shareholder's Advantage (.72% Fee Rate)                 10/15/1999      1.00        --    --  1.00  1.11  1.18
  Shareholder's Advantage (.92% Fee Rate)                  9/19/2001      1.00        --    --    --    --  1.00
  Shareholder's Advantage (1.05% Fee Rate)                 9/19/2001      1.00        --    --    --    --  1.00
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)       7/24/2000      1.00        --    --    --  1.06    --
  Legacy III Plus (1.50% Fee Rate)                         7/24/2000      1.00        --    --    --  1.06  1.12
  Legacy III Plus (1.60% Fee Rate)                         7/24/2000      1.00        --    --    --  1.06  1.12
  Legacy III Plus (1.70% Fee Rate)                         9/19/2001      1.00        --    --    --    --  0.99
  Legacy III Plus (1.80% Fee Rate)                         9/19/2001      1.00        --    --    --    --  1.00
  Legacy III Plus (1.85% Fee Rate)                         9/19/2001      1.00        --    --    --    --  1.00
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)    7/24/2000      1.00        --    --    --  1.06    --
  Legacy III C Share (1.55% Fee Rate)                      7/24/2000      1.00        --    --    --  1.06  1.12
  Legacy III C Share (1.65% Fee Rate)                      7/24/2000      1.00        --    --    --  1.06  1.12
  Legacy III C Share (1.85% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Legacy III C Share (1.90% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.60% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.70% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.90% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00
  Legacy III L Share (1.95% Fee Rate)                      9/19/2001      1.00        --    --    --    --  1.00

Lincoln National Variable Annuity Account H

                                                             1997        1998        1999        2000        2001
                                                             Units       Units       Units       Units       Units
------------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                 538,888,224 504,099,778 430,364,472 319,903,988 283,411,528
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 1,925,954   2,157,559   2,134,647   2,180,006   2,080,014
  Legacy II (1.50% Fee Rate)                                  19,040,601  26,935,779  28,960,340  42,469,686  40,442,420
  Legacy II (1.60% Fee Rate)                                          --          --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                          --          --          --          --     315,110
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                  9,909,379  33,006,940  50,804,846  54,258,517  62,447,250
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  114,838     198,853     471,027     970,116     940,307
  Legacy III (1.40% Fee Rate)                                 34,571,585 112,044,789 191,453,944 225,248,043 278,410,120
  Legacy III (1.50% Fee Rate)                                         --          --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                         --          --          --          --     827,214
  Legacy III (1.65% Fee Rate)                                         --          --          --          --   4,919,228
  Shareholder's Advantage (.60% Fee Rate)                             --          --     486,416   2,232,880   5,017,059
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)           --          --          --          --      97,162
  Shareholder's Advantage (.72% Fee Rate)                             --          --     442,117   6,684,602  23,993,302
  Shareholder's Advantage (.92% Fee Rate)                             --          --          --          --     177,498
  Shareholder's Advantage (1.05% Fee Rate)                            --          --          --          --      70,374
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                  --          --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                    --          --          --     123,676     899,349
  Legacy III Plus (1.60% Fee Rate)                                    --          --          --   1,322,301  10,073,879
  Legacy III Plus (1.70% Fee Rate)                                    --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                    --          --          --          --       6,088
  Legacy III Plus (1.85% Fee Rate)                                    --          --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)               --          --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                                 --          --          --     114,918     866,940
  Legacy III C Share (1.65% Fee Rate)                                 --          --          --     224,469   6,190,358
  Legacy III C Share (1.85% Fee Rate)                                 --          --          --          --      59,229
  Legacy III C Share (1.90% Fee Rate)                                 --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                                 --          --          --          --      49,245
  Legacy III L Share (1.70% Fee Rate)                                 --          --          --          --     360,786
  Legacy III L Share (1.90% Fee Rate)                                 --          --          --          --       2,958
  Legacy III L Share (1.95% Fee Rate)                                 --          --          --          --       1,000
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                          --          --          --          --  32,033,279
  Legacy II--Annuity Reserves (1.35% Fee Rate)                        --          --          --          --      85,762
  Legacy II (1.50% Fee Rate)                                          --          --          --          --   6,350,007
  Legacy II (1.60% Fee Rate)                                          --          --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                          --          --          --          --      43,574
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                         --          --          --          --   6,737,033
  Legacy III (1.40% Fee Rate)                                         --          --          --          --  38,593,679
  Legacy III (1.50% Fee Rate)                                         --          --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                         --          --          --          --     740,274
  Legacy III (1.65% Fee Rate)                                         --          --          --          --     476,381
  Shareholder's Advantage (.60% Fee Rate)                             --          --          --          --     584,090
  Shareholder's Advantage (.72% Fee Rate)                             --          --          --          --   7,804,379
  Shareholder's Advantage (.92% Fee Rate)                             --          --          --          --     118,818
  Shareholder's Advantage (1.05% Fee Rate)                            --          --          --          --      15,802
  Legacy III Plus (1.50% Fee Rate)                                    --          --          --          --     190,901
  Legacy III Plus (1.60% Fee Rate)                                    --          --          --          --   4,805,463
  Legacy III Plus (1.70% Fee Rate)                                    --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                    --          --          --          --       9,453
  Legacy III Plus (1.85% Fee Rate)                                    --          --          --          --       1,030
  Legacy III C Share (1.55% Fee Rate)                                 --          --          --          --     341,648
  Legacy III C Share (1.65% Fee Rate)                                 --          --          --          --   1,067,054
  Legacy III C Share (1.85% Fee Rate)                                 --          --          --          --      55,691
  Legacy III C Share (1.90% Fee Rate)                                 --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                                 --          --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                                 --          --          --          --      68,704
  Legacy III L Share (1.90% Fee Rate)                                 --          --          --          --     258,842
  Legacy III L Share (1.95% Fee Rate)                                 --          --          --          --       1,000

Lincoln National Variable Annuity Account H

                                                         1997        1998        1999        2000        2001
                                                         Units       Units       Units       Units       Units
--------------------------------------------------------------------------------------------------------------------
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                             112,840,010 144,667,438 128,409,290 102,767,398 116,322,767
  Legacy II--Annuity Reserves (1.35% Fee Rate)               563,924     898,539     903,192     596,424     463,727
  Legacy II (1.50% Fee Rate)                               3,171,343   6,618,541   6,574,709  12,349,802  18,377,218
  Legacy II (1.60% Fee Rate)                                      --          --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                      --          --          --          --     181,712
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                              2,561,568   8,539,588  14,078,598  18,039,100  25,043,393
  Legacy III--Annuity Reserves (1.25% Fee Rate)              120,218     159,913     346,169     329,600     485,222
  Legacy III (1.40% Fee Rate)                             10,398,026  34,412,649  55,096,652  72,571,302 108,841,245
  Legacy III (1.50% Fee Rate)                                     --          --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                     --          --          --          --     153,232
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     228,740
  Shareholder's Advantage (.60% Fee Rate)                         --          --     375,630     283,966   1,495,771
  Shareholder's Advantage (.72% Fee Rate)                         --          --      55,023   1,875,076   8,925,131
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      35,804
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --       8,979
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --      26,482     318,308
  Legacy III Plus (1.60% Fee Rate)                                --          --          --     410,635   4,644,915
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --      44,481
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      43,702     361,189
  Legacy III C Share (1.65% Fee Rate)                             --          --          --     518,742   2,021,041
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --       5,764
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --      52,662
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --       6,385
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --       3,757
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,000
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                             131,494,182 140,499,673 173,803,366 106,142,849 104,256,029
  Legacy II--Annuity Reserves (1.35% Fee Rate)               313,235     218,164     461,714     431,228     425,408
  Legacy II (1.50% Fee Rate)                               6,333,165  12,070,445  13,089,058  15,567,717  16,166,387
  Legacy II (1.60% Fee Rate)                                      --          --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                      --          --          --          --     178,282
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                              3,421,740   7,947,943   8,461,080   8,255,575  13,255,787
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   --       5,143     233,715     385,767     289,949
  Legacy III (1.40% Fee Rate)                             10,860,946  24,317,669  34,892,204  29,916,444  53,160,581
  Legacy III (1.50% Fee Rate)                                     --          --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                     --          --          --          --      45,283
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     252,902
  Shareholder's Advantage (.60% Fee Rate)                         --          --       9,425     318,718     785,702
  Shareholder's Advantage (.72% Fee Rate)                         --          --     119,534   2,401,274   6,547,721
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      19,070
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --         950
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --   1,055,219   6,300,979
  Legacy III Plus (1.60% Fee Rate)                                --          --          --     677,893   4,151,214
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --     191,208
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --       1,000   7,763,659
  Legacy III C Share (1.65% Fee Rate)                             --          --          --      29,981  20,833,889
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --     200,984
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --       1,000

Lincoln National Variable Annuity Account H

                                                             1997       1998       1999        2000        2001
                                                             Units      Units      Units       Units       Units
----------------------------------------------------------------------------------------------------------------------
AFIS Cash Management Class II Fund (continued)
  Legacy III L Share (1.90% Fee Rate)                                --         --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                                --         --          --          --       1,000
AFIS Global Discovery Fund
  Legacy II (1.35% Fee Rate)                                         --         --          --          --   1,684,184
  Legacy II (1.50% Fee Rate)                                         --         --          --          --     558,407
  Legacy II (1.60% Fee Rate)                                         --         --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                         --         --          --          --       1,000
AFIS Global Discovery Class II Fund
  Legacy III (1.25% Fee Rate)                                        --         --          --          --   1,115,998
  Legacy III (1.40% Fee Rate)                                        --         --          --          --   2,202,346
  Legacy III (1.50% Fee Rate)                                        --         --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                        --         --          --          --      38,735
  Legacy III (1.65% Fee Rate)                                        --         --          --          --       1,000
  Shareholder's Advantage (.60% Fee Rate)                            --         --          --          --      58,060
  Shareholder's Advantage (.72% Fee Rate)                            --         --          --          --     678,023
  Shareholder's Advantage (.92% Fee Rate)                            --         --          --          --      34,649
  Shareholder's Advantage (1.05% Fee Rate)                           --         --          --          --         950
  Legacy III Plus (1.50% Fee Rate)                                   --         --          --          --      24,583
  Legacy III Plus (1.60% Fee Rate)                                   --         --          --          --      88,350
  Legacy III Plus (1.70% Fee Rate)                                   --         --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                   --         --          --          --       5,961
  Legacy III Plus (1.85% Fee Rate)                                   --         --          --          --       1,030
  Legacy III C Share (1.55% Fee Rate)                                --         --          --          --       1,000
  Legacy III C Share (1.65% Fee Rate)                                --         --          --          --      73,947
  Legacy III C Share (1.85% Fee Rate)                                --         --          --          --       3,708
  Legacy III C Share (1.90% Fee Rate)                                --         --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                                --         --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                                --         --          --          --      16,307
  Legacy III L Share (1.90% Fee Rate)                                --         --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                                --         --          --          --       1,000
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                 70,350,506 91,373,714 120,206,220 132,801,280 102,545,095
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  118,790    295,563     700,953   1,024,547     975,915
  Legacy II (1.50% Fee Rate)                                  2,790,470  5,133,366   8,185,381  18,309,954  14,632,300
  Legacy II (1.60% Fee Rate)                                         --         --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                         --         --          --          --      55,144
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                 8,427,168 16,793,007  27,671,349  36,417,001  37,540,778
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 152,182    212,331     484,012     663,399     672,567
  Legacy III (1.40% Fee Rate)                                41,077,061 81,691,571 137,048,068 198,778,962 209,337,039
  Legacy III (1.50% Fee Rate)                                        --         --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                        --         --          --          --     338,882
  Legacy III (1.65% Fee Rate)                                        --         --          --          --   2,653,934
  Shareholder's Advantage (.60% Fee Rate)                            --         --     197,674   2,037,902   4,266,217
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)          --         --          --          --      32,821
  Shareholder's Advantage (.72% Fee Rate)                            --         --     647,276   8,479,657  18,638,162
  Shareholder's Advantage (.92% Fee Rate)                            --         --          --          --      54,483
  Shareholder's Advantage (1.05% Fee Rate)                           --         --          --          --       7,870
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                 --         --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                   --         --          --     256,643     715,837
  Legacy III Plus (1.60% Fee Rate)                                   --         --          --   4,935,193  12,327,037
  Legacy III Plus (1.70% Fee Rate)                                   --         --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                   --         --          --          --     101,078
  Legacy III Plus (1.85% Fee Rate)                                   --         --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)              --         --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                                --         --          --     163,282     875,505
  Legacy III C Share (1.65% Fee Rate)                                --         --          --   1,494,107   4,451,068
  Legacy III C Share (1.85% Fee Rate)                                --         --          --          --      93,346
  Legacy III C Share (1.90% Fee Rate)                                --         --          --          --      15,942
  Legacy III L Share (1.60% Fee Rate)                                --         --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                                --         --          --          --      28,064
  Legacy III L Share (1.90% Fee Rate)                                --         --          --          --     168,650
  Legacy III L Share (1.95% Fee Rate)                                --         --          --          --       1,000

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000        2001
                                                             Units         Units         Units         Units       Units
------------------------------------------------------------------------------------------------------------------------------
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                            --    47,759,041    77,664,595 101,030,481  80,229,288
  Legacy II--Annuity Reserves (1.35% Fee Rate)                          --       265,491       329,121     490,285     523,478
  Legacy II (1.50% Fee Rate)                                            --     2,646,656     6,090,590  15,189,241  13,519,635
  Legacy II (1.60% Fee Rate)                                            --            --            --          --       1,000
  Legacy II (1.75% Fee Rate)                                            --            --            --          --      35,232
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                           --     2,996,405     7,492,254  16,110,658  19,306,368
  Legacy III--Annuity Reserves (1.25% Fee Rate)                         --        51,583       296,365     486,461     473,244
  Legacy III (1.40% Fee Rate)                                           --    18,001,016    44,615,754  94,179,916 103,655,612
  Legacy III (1.50% Fee Rate)                                           --            --            --          --       1,000
  Legacy III (1.60% Fee Rate)                                           --            --            --          --      90,431
  Legacy III (1.65% Fee Rate)                                           --            --            --          --   2,217,782
  Shareholder's Advantage (.60% Fee Rate)                               --            --       360,180   1,247,013   1,791,587
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --          --      16,628
  Shareholder's Advantage (.72% Fee Rate)                               --            --       307,838   5,824,068   9,946,350
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --          --      15,117
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --          --       7,460
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --      42,782     363,775
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --   3,059,686   6,493,793
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --          --     108,773
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --      23,345     455,585
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --   1,366,041   2,155,252
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --          --       7,854
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --          --      53,793
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --          --     105,159
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --          --       1,000
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                 1,371,456,096 1,219,326,627 1,091,099,055 919,133,227 763,415,188
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   3,276,283     4,022,303     4,944,792   5,054,612   4,564,064
  Legacy II (1.50% Fee Rate)                                    50,809,398    70,063,382    76,952,649 128,644,500 111,987,054
  Legacy II (1.60% Fee Rate)                                            --            --            --          --       1,000
  Legacy II (1.75% Fee Rate)                                            --            --            --          --   2,087,697
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   12,933,461    34,914,566    60,530,171  83,442,571  90,487,522
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    514,923       519,907     1,092,833   1,473,480   1,721,906
  Legacy III (1.40% Fee Rate)                                   60,964,863   178,720,900   349,496,915 519,498,499 590,374,843
  Legacy III (1.50% Fee Rate)                                           --            --            --          --       1,000
  Legacy III (1.60% Fee Rate)                                           --            --            --          --   2,937,624
  Legacy III (1.65% Fee Rate)                                           --            --            --          --     434,098
  Shareholder's Advantage (.60% Fee Rate)                               --            --     1,188,330   4,879,778   9,697,171
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --      28,951      42,726
  Shareholder's Advantage (.72% Fee Rate)                               --            --     1,623,917  25,137,733  60,046,448
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --          --     209,709
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --          --     159,665
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --   1,430,197   3,814,823
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --  16,686,602  50,810,510
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --          --     593,942
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --     164,304   1,677,940
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --   3,953,533  13,237,507
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --          --      44,061
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --          --       1,000

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Units         Units         Units         Units
---------------------------------------------------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                 2,042,635,917 1,824,715,730 1,563,524,672 1,242,812,155
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   4,760,223     5,600,196     6,071,368     6,111,019
  Legacy II (1.50% Fee Rate)                                    87,728,733   110,722,531   114,842,624   180,422,725
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                   31,735,011    86,984,617   129,156,674   154,037,679
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    719,767     1,158,754     1,762,500     2,097,236
  Legacy III (1.40% Fee Rate)                                  131,937,064   356,163,991   614,232,524   803,848,988
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --       731,753     4,529,695
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --        60,058
  Shareholder's Advantage (.72% Fee Rate)                               --            --     1,919,178    29,734,255
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --         1,000
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --       915,590
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --     9,925,778
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --         1,000
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --       177,182
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --     3,045,544
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                   295,795,685   264,043,206   207,730,728   151,415,942
  Legacy II--Annuity Reserves (1.35% Fee Rate)                     523,596     1,153,118     1,147,002     1,019,869
  Legacy II (1.50% Fee Rate)                                     9,318,441    11,991,074    11,308,416    16,643,909
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                    3,665,424    11,909,245    16,310,537    19,140,378
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    173,394       212,545       329,991       323,234
  Legacy III (1.40% Fee Rate)                                   19,000,468    52,869,138    70,524,971    84,318,008
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --       441,334       808,866
  Shareholder's Advantage (.72% Fee Rate)                               --            --       234,372     2,431,682
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --         1,000
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --       133,432
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --     1,124,484
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --         1,000
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --        55,054
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --       656,008

                                                             2001
                                                             Units
--------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III L Share (1.60% Fee Rate)                               48,099
  Legacy III L Share (1.70% Fee Rate)                              364,740
  Legacy III L Share (1.90% Fee Rate)                              194,544
  Legacy III L Share (1.95% Fee Rate)                                1,000
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                 1,092,609,366
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   5,842,230
  Legacy II (1.50% Fee Rate)                                   169,048,479
  Legacy II (1.60% Fee Rate)                                         1,000
  Legacy II (1.75% Fee Rate)                                     1,892,798
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                  174,961,194
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  3,106,935
  Legacy III (1.40% Fee Rate)                                  976,132,697
  Legacy III (1.50% Fee Rate)                                        1,000
  Legacy III (1.60% Fee Rate)                                    3,604,920
  Legacy III (1.65% Fee Rate)                                    1,886,557
  Shareholder's Advantage (.60% Fee Rate)                       13,024,204
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)        110,331
  Shareholder's Advantage (.72% Fee Rate)                       83,511,382
  Shareholder's Advantage (.92% Fee Rate)                          478,484
  Shareholder's Advantage (1.05% Fee Rate)                         264,138
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --
  Legacy III Plus (1.50% Fee Rate)                               4,270,653
  Legacy III Plus (1.60% Fee Rate)                              41,779,312
  Legacy III Plus (1.70% Fee Rate)                                   1,030
  Legacy III Plus (1.80% Fee Rate)                                 561,891
  Legacy III Plus (1.85% Fee Rate)                                   1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --
  Legacy III C Share (1.55% Fee Rate)                            1,367,781
  Legacy III C Share (1.65% Fee Rate)                           11,754,267
  Legacy III C Share (1.85% Fee Rate)                              117,697
  Legacy III C Share (1.90% Fee Rate)                               47,161
  Legacy III L Share (1.60% Fee Rate)                               81,941
  Legacy III L Share (1.70% Fee Rate)                              583,813
  Legacy III L Share (1.90% Fee Rate)                              641,710
  Legacy III L Share (1.95% Fee Rate)                                1,000
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                   130,948,784
  Legacy II--Annuity Reserves (1.35% Fee Rate)                     869,450
  Legacy II (1.50% Fee Rate)                                    14,672,568
  Legacy II (1.60% Fee Rate)                                         1,000
  Legacy II (1.75% Fee Rate)                                       203,898
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                   21,556,717
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    373,417
  Legacy III (1.40% Fee Rate)                                   98,938,908
  Legacy III (1.50% Fee Rate)                                        1,000
  Legacy III (1.60% Fee Rate)                                      101,778
  Legacy III (1.65% Fee Rate)                                      270,790
  Shareholder's Advantage (.60% Fee Rate)                        1,260,914
  Shareholder's Advantage (.72% Fee Rate)                        7,766,263
  Shareholder's Advantage (.92% Fee Rate)                           22,345
  Shareholder's Advantage (1.05% Fee Rate)                           8,656
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --
  Legacy III Plus (1.50% Fee Rate)                                 278,507
  Legacy III Plus (1.60% Fee Rate)                               3,706,431
  Legacy III Plus (1.70% Fee Rate)                                   1,030
  Legacy III Plus (1.80% Fee Rate)                                 216,992
  Legacy III Plus (1.85% Fee Rate)                                   1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --
  Legacy III C Share (1.55% Fee Rate)                              228,864
  Legacy III C Share (1.65% Fee Rate)                            1,956,412

Lincoln National Variable Annuity Account H

                                                         1997          1998          1999        2000        2001
                                                         Units         Units         Units       Units       Units
------------------------------------------------------------------------------------------------------------------------
AFIS High-Yield Bond Class II Fund (continued)
  Legacy III C Share (1.85% Fee Rate)                               --            --          --          --       1,000
  Legacy III C Share (1.90% Fee Rate)                               --            --          --          --      50,840
  Legacy III L Share (1.60% Fee Rate)                               --            --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                               --            --          --          --       4,776
  Legacy III L Share (1.90% Fee Rate)                               --            --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                               --            --          --          --       1,000
AFIS International Fund
  Legacy II (1.35% Fee Rate)                             1,251,630,743 1,051,759,276 909,205,118 739,931,359 597,844,760
  Legacy II--Annuity Reserves (1.35% Fee Rate)               3,152,825     4,324,749   5,201,907   5,214,620   4,686,457
  Legacy II (1.50% Fee Rate)                                43,964,354    52,670,012  56,848,874  94,163,172  78,166,277
  Legacy II (1.60% Fee Rate)                                        --            --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                        --            --          --          --     453,768
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                                8,628,728    17,329,908  26,368,918  34,746,466  38,534,870
  Legacy III--Annuity Reserves (1.25% Fee Rate)                179,298       375,126     668,069     846,732     728,610
  Legacy III (1.40% Fee Rate)                               44,692,847    93,698,199 146,311,598 220,237,317 241,591,091
  Legacy III (1.50% Fee Rate)                                       --            --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                       --            --          --          --     489,734
  Legacy III (1.65% Fee Rate)                                       --            --          --          --   2,525,294
  Shareholder's Advantage (.60% Fee Rate)                           --            --     592,649   3,197,678   4,953,650
  Shareholder's Advantage (.72% Fee Rate)                           --            --     474,304   9,346,559  20,762,082
  Shareholder's Advantage (.92% Fee Rate)                           --            --          --          --      16,862
  Shareholder's Advantage (1.05% Fee Rate)                          --            --          --          --      34,214
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                  --            --          --     316,698     834,656
  Legacy III Plus (1.60% Fee Rate)                                  --            --          --   6,253,088  13,095,359
  Legacy III Plus (1.70% Fee Rate)                                  --            --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                  --            --          --          --       1,030
  Legacy III Plus (1.85% Fee Rate)                                  --            --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                               --            --          --      74,842     513,002
  Legacy III C Share (1.65% Fee Rate)                               --            --          --   2,759,325   4,920,801
  Legacy III C Share (1.85% Fee Rate)                               --            --          --          --       5,237
  Legacy III C Share (1.90% Fee Rate)                               --            --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                               --            --          --          --       3,155
  Legacy III L Share (1.70% Fee Rate)                               --            --          --          --     194,813
  Legacy III L Share (1.90% Fee Rate)                               --            --          --          --     171,183
  Legacy III L Share (1.95% Fee Rate)                               --            --          --          --       1,000
AFIS New World Fund
  Legacy II (1.35% Fee Rate)                                        --            --  24,595,832  36,450,830  30,391,851
  Legacy II--Annuity Reserves (1.35% Fee Rate)                      --            --      44,131      84,490     115,259
  Legacy II (1.50% Fee Rate)                                        --            --   2,052,631   4,989,072   4,324,042
  Legacy II (1.60% Fee Rate)                                        --            --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                        --            --          --          --      10,056
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)                                       --            --   3,728,134  10,166,647  11,838,399
  Legacy III--Annuity Reserves (1.25% Fee Rate)                     --            --     108,111     225,405     200,733
  Legacy III (1.40% Fee Rate)                                       --            --  23,252,868  63,066,552  65,713,615
  Legacy III (1.50% Fee Rate)                                       --            --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                       --            --          --          --      56,270
  Legacy III (1.65% Fee Rate)                                       --            --          --          --   3,331,006
  Shareholder's Advantage (.60% Fee Rate)                           --            --      58,929     960,758   1,418,962
  Shareholder's Advantage (.72% Fee Rate)                           --            --     255,977   4,004,709   5,516,082
  Shareholder's Advantage (.92% Fee Rate)                           --            --          --          --         950
  Shareholder's Advantage (1.05% Fee Rate)                          --            --          --          --         950
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                  --            --          --       6,865     153,378
  Legacy III Plus (1.60% Fee Rate)                                  --            --          --   1,607,996   2,784,306
  Legacy III Plus (1.70% Fee Rate)                                  --            --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                  --            --          --          --       1,030
  Legacy III Plus (1.85% Fee Rate)                                  --            --          --          --       1,030

Lincoln National Variable Annuity Account H

                                                         1997        1998        1999        2000        2001
                                                         Units       Units       Units       Units       Units
--------------------------------------------------------------------------------------------------------------------
AFIS New World Class II Fund (continued)
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      12,932     221,208
  Legacy III C Share (1.65% Fee Rate)                             --          --          --     211,988     721,899
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --       1,000
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --      16,921
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,000
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                             232,571,089 244,151,450 191,847,850 141,140,456 139,659,607
  Legacy II--Annuity Reserves (1.35% Fee Rate)               734,916     996,661     944,812     917,099     841,951
  Legacy II (1.50% Fee Rate)                               7,484,513  12,542,454  12,402,425  16,724,805  19,439,435
  Legacy II (1.60% Fee Rate)                                      --          --          --          --       1,000
  Legacy II (1.75% Fee Rate)                                      --          --          --          --      69,089
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                              1,559,073   6,310,125  10,249,990  13,405,747  19,982,551
  Legacy III--Annuity Reserves (1.25% Fee Rate)              301,297     265,127     516,074     590,855     761,004
  Legacy III (1.40% Fee Rate)                              6,326,080  23,721,809  32,309,998  41,353,702  68,972,726
  Legacy III (1.50% Fee Rate)                                     --          --          --          --       1,000
  Legacy III (1.60% Fee Rate)                                     --          --          --          --     113,766
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     302,009
  Shareholder's Advantage (.60% Fee Rate)                         --          --       2,000     168,786   1,670,445
  Shareholder's Advantage (.72% Fee Rate)                         --          --       2,000     941,165   3,883,792
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      24,218
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --         950
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,000          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --     128,498     437,863
  Legacy III Plus (1.60% Fee Rate)                                --          --          --   1,147,292   7,953,946
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --     117,997
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,000          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      14,271     357,504
  Legacy III C Share (1.65% Fee Rate)                             --          --          --      74,305   1,162,871
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --       1,000
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --       8,999
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,000

Lincoln National Variable Annuity Account H

                                                             1997           1998           1999           2000
                                                             Net Assets     Net Assets     Net Assets     Net Assets
-----------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                 $1,288,182,052 $1,345,004,489 $1,215,049,873 $932,207,236
  Legacy II--Annuity Reserves (1.35% Fee Rate)                    4,603,885      5,756,652      6,026,756    6,352,585
  Legacy II (1.50% Fee Rate)                                     45,470,596     71,688,521     81,439,256  123,078,717
  Legacy II (1.60% Fee Rate)                                             --             --             --           --
  Legacy II (1.75% Fee Rate)                                             --             --             --           --
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                    11,302,043     41,988,065     68,239,697   75,138,423
  Legacy III--Annuity Reserves (1.25% Fee Rate)                     130,977        252,960        632,671    1,343,439
  Legacy III (1.40% Fee Rate)                                    39,390,796    142,176,538    256,131,033  310,220,058
  Legacy III--Annuity Reserves (1.40% Fee Rate)                          --             --             --           --
  Legacy III (1.50% Fee Rate)                                            --             --             --           --
  Legacy III (1.60% Fee Rate)                                            --             --             --           --
  Legacy III (1.65% Fee Rate)                                            --             --             --           --
  Shareholder's Advantage (.60% Fee Rate)                                --             --        520,076    2,477,991
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)              --             --             --           --
  Shareholder's Advantage (.72% Fee Rate)                                --             --        472,605    7,407,820
  Shareholder's Advantage (.92% Fee Rate)                                --             --             --           --
  Shareholder's Advantage (1.05% Fee Rate)                               --             --             --           --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                     --             --             --        1,052
  Legacy III Plus (1.50% Fee Rate)                                       --             --             --      130,136
  Legacy III Plus (1.60% Fee Rate)                                       --             --             --    1,390,510
  Legacy III Plus (1.70% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.80% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.85% Fee Rate)                                       --             --             --           --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                  --             --             --        1,052
  Legacy III C Share (1.55% Fee Rate)                                    --             --             --      120,916
  Legacy III C Share (1.65% Fee Rate)                                    --             --             --      236,007
  Legacy III C Share (1.85% Fee Rate)                                    --             --             --           --
  Legacy III C Share (1.90% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.60% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.70% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.90% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.95% Fee Rate)                                    --             --             --           --
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                             --             --             --           --
  Legacy II--Annuity Reserves (1.35% Fee Rate)                           --             --             --           --
  Legacy II (1.50% Fee Rate)                                             --             --             --           --
  Legacy II (1.60% Fee Rate)                                             --             --             --           --
  Legacy II (1.75% Fee Rate)                                             --             --             --           --
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                            --             --             --           --
  Legacy III (1.40% Fee Rate)                                            --             --             --           --
  Legacy III (1.50% Fee Rate)                                            --             --             --           --
  Legacy III (1.60% Fee Rate)                                            --             --             --           --
  Legacy III (1.65% Fee Rate)                                            --             --             --           --
  Shareholder's Advantage (.60% Fee Rate)                                --             --             --           --
  Shareholder's Advantage (.72% Fee Rate)                                --             --             --           --
  Shareholder's Advantage (.92% Fee Rate)                                --             --             --           --
  Shareholder's Advantage (1.05% Fee Rate)                               --             --             --           --
  Legacy III Plus (1.50% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.60% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.70% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.80% Fee Rate)                                       --             --             --           --
  Legacy III Plus (1.85% Fee Rate)                                       --             --             --           --
  Legacy III C Share (1.55% Fee Rate)                                    --             --             --           --
  Legacy III C Share (1.65% Fee Rate)                                    --             --             --           --
  Legacy III C Share (1.85% Fee Rate)                                    --             --             --           --
  Legacy III C Share (1.90% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.60% Fee Rate)                                    --             --             --           --
  Legacy III L Share (1.70% Fee Rate)                                    --             --             --           --

                                                             2001
                                                             Net Assets
-------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                 $821,052,999
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  6,025,874
  Legacy II (1.50% Fee Rate)                                  116,345,636
  Legacy II (1.60% Fee Rate)                                        1,074
  Legacy II (1.75% Fee Rate)                                      334,338
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                  85,843,615
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 1,292,600
  Legacy III (1.40% Fee Rate)                                 380,051,774
  Legacy III--Annuity Reserves (1.40% Fee Rate)                        --
  Legacy III (1.50% Fee Rate)                                       1,049
  Legacy III (1.60% Fee Rate)                                     842,700
  Legacy III (1.65% Fee Rate)                                   5,281,810
  Shareholder's Advantage (.60% Fee Rate)                       5,562,992
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)       107,734
  Shareholder's Advantage (.72% Fee Rate)                      26,534,348
  Shareholder's Advantage (.92% Fee Rate)                         181,193
  Shareholder's Advantage (1.05% Fee Rate)                         74,780
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                   --
  Legacy III Plus (1.50% Fee Rate)                                937,032
  Legacy III Plus (1.60% Fee Rate)                             10,478,760
  Legacy III Plus (1.70% Fee Rate)                                  1,080
  Legacy III Plus (1.80% Fee Rate)                                  6,534
  Legacy III Plus (1.85% Fee Rate)                                  1,105
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III C Share (1.55% Fee Rate)                             902,778
  Legacy III C Share (1.65% Fee Rate)                           6,434,984
  Legacy III C Share (1.85% Fee Rate)                              63,567
  Legacy III C Share (1.90% Fee Rate)                               1,073
  Legacy III L Share (1.60% Fee Rate)                              52,880
  Legacy III L Share (1.70% Fee Rate)                             387,333
  Legacy III L Share (1.90% Fee Rate)                               3,174
  Legacy III L Share (1.95% Fee Rate)                               1,073
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                   30,155,617
  Legacy II--Annuity Reserves (1.35% Fee Rate)                     80,735
  Legacy II (1.50% Fee Rate)                                    5,973,330
  Legacy II (1.60% Fee Rate)                                        1,091
  Legacy II (1.75% Fee Rate)                                       46,428
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   6,335,245
  Legacy III (1.40% Fee Rate)                                  36,258,014
  Legacy III (1.50% Fee Rate)                                       1,058
  Legacy III (1.60% Fee Rate)                                     750,335
  Legacy III (1.65% Fee Rate)                                     519,286
  Shareholder's Advantage (.60% Fee Rate)                         551,016
  Shareholder's Advantage (.72% Fee Rate)                       7,358,200
  Shareholder's Advantage (.92% Fee Rate)                         120,678
  Shareholder's Advantage (1.05% Fee Rate)                         17,253
  Legacy III Plus (1.50% Fee Rate)                                179,298
  Legacy III Plus (1.60% Fee Rate)                              4,510,993
  Legacy III Plus (1.70% Fee Rate)                                  1,090
  Legacy III Plus (1.80% Fee Rate)                                 10,300
  Legacy III Plus (1.85% Fee Rate)                                  1,122
  Legacy III C Share (1.55% Fee Rate)                             320,805
  Legacy III C Share (1.65% Fee Rate)                           1,001,468
  Legacy III C Share (1.85% Fee Rate)                              60,679
  Legacy III C Share (1.90% Fee Rate)                               1,089
  Legacy III L Share (1.60% Fee Rate)                               1,090
  Legacy III L Share (1.70% Fee Rate)                              74,884

Lincoln National Variable Annuity Account H

                                                         1997        1998        1999        2000        2001
                                                         Net Assets  Net Assets  Net Assets  Net Assets  Net Assets
--------------------------------------------------------------------------------------------------------------------
AFIS Blue Chip Income and Growth Class II Fund (continued)
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --     282,004
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,089
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                             128,038,263 169,029,860 152,182,648 126,435,577 153,166,627
  Legacy II--Annuity Reserves (1.35% Fee Rate)               639,878   1,049,856   1,070,406     733,785     610,606
  Legacy II (1.50% Fee Rate)                               3,594,882   7,713,807   7,760,813  15,110,699  24,029,147
  Legacy II (1.60% Fee Rate)                                      --          --          --          --       1,012
  Legacy II (1.75% Fee Rate)                                      --          --          --          --     183,435
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                              2,768,578   9,489,729  15,845,420  21,052,273  31,214,938
  Legacy III--Annuity Reserves (1.25% Fee Rate)              129,934     177,705     389,612     384,655     604,797
  Legacy III (1.40% Fee Rate)                             11,226,674  38,145,549  61,762,825  84,227,771 134,715,652
  Legacy III (1.50% Fee Rate)                                     --          --          --          --       1,011
  Legacy III (1.60% Fee Rate)                                     --          --          --          --     153,224
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     231,227
  Shareholder's Advantage (.60% Fee Rate)                         --          --     383,286     302,470   1,712,731
  Shareholder's Advantage (.72% Fee Rate)                         --          --      56,133   1,994,439  10,193,025
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      35,876
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --       9,091
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,018          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --      26,948     345,086
  Legacy III Plus (1.60% Fee Rate)                                --          --          --     417,610   5,027,136
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,041
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --      44,855
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,041
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,018          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      44,460     391,282
  Legacy III C Share (1.65% Fee Rate)                             --          --          --     527,423   2,185,903
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --       5,824
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --      53,205
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,011
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --       6,453
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --       3,796
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,010
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                             177,602,876 196,867,792 251,874,190 160,919,498 161,652,297
  Legacy II--Annuity Reserves (1.35% Fee Rate)               423,071     305,690     669,112     653,770     659,608
  Legacy II (1.50% Fee Rate)                               8,545,332  16,870,667  18,892,616  23,471,961  24,891,367
  Legacy II (1.60% Fee Rate)                                      --          --          --          --       1,002
  Legacy II (1.75% Fee Rate)                                      --          --          --          --     178,406
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                              3,505,520   8,435,297   9,273,327   9,448,168  15,495,419
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   --       5,458     256,151     441,494     338,938
  Legacy III (1.40% Fee Rate)                             11,115,710  25,744,260  38,089,813  34,050,979  61,710,061
  Legacy III (1.50% Fee Rate)                                     --          --          --          --       1,001
  Legacy III (1.60% Fee Rate)                                     --          --          --          --      45,321
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     253,058
  Shareholder's Advantage (.60% Fee Rate)                         --          --       9,514     338,207     857,143
  Shareholder's Advantage (.72% Fee Rate)                         --          --     120,642   2,544,656   7,124,862
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      19,124
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --         952
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,019          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --   1,076,120   6,539,785
  Legacy III Plus (1.60% Fee Rate)                                --          --          --     690,342   4,302,580
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,030
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --     191,250
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,030
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,019          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --       1,019   8,056,421
  Legacy III C Share (1.65% Fee Rate)                             --          --          --      30,520  21,576,211
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --     201,008
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --       1,000
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,001

Lincoln National Variable Annuity Account H

                                                             1997       1998        1999        2000        2001
                                                             Net Assets Net Assets  Net Assets  Net Assets  Net Assets
-----------------------------------------------------------------------------------------------------------------------
AFIS Cash Management Class II Fund (continued)
  Legacy III L Share (1.70% Fee Rate)                                --          --          --          --       1,000
  Legacy III L Share (1.90% Fee Rate)                                --          --          --          --       1,000
  Legacy III L Share (1.95% Fee Rate)                                --          --          --          --       1,000
AFIS Global Discovery Fund
  Legacy II (1.35% Fee Rate)                                         --          --          --          --   1,561,667
  Legacy II (1.50% Fee Rate)                                         --          --          --          --     517,395
  Legacy II (1.60% Fee Rate)                                         --          --          --          --       1,132
  Legacy II (1.75% Fee Rate)                                         --          --          --          --       1,133
AFIS Global Discovery Class II Fund
  Legacy III (1.25% Fee Rate)                                        --          --          --          --   1,034,649
  Legacy III (1.40% Fee Rate)                                        --          --          --          --   2,039,848
  Legacy III (1.50% Fee Rate)                                        --          --          --          --       1,088
  Legacy III (1.60% Fee Rate)                                        --          --          --          --      41,332
  Legacy III (1.65% Fee Rate)                                        --          --          --          --       1,131
  Shareholder's Advantage (.60% Fee Rate)                            --          --          --          --      53,999
  Shareholder's Advantage (.72% Fee Rate)                            --          --          --          --     630,244
  Shareholder's Advantage (.92% Fee Rate)                            --          --          --          --      39,271
  Shareholder's Advantage (1.05% Fee Rate)                           --          --          --          --       1,076
  Legacy III Plus (1.50% Fee Rate)                                   --          --          --          --      22,765
  Legacy III Plus (1.60% Fee Rate)                                   --          --          --          --      81,779
  Legacy III Plus (1.70% Fee Rate)                                   --          --          --          --       1,120
  Legacy III Plus (1.80% Fee Rate)                                   --          --          --          --       6,740
  Legacy III Plus (1.85% Fee Rate)                                   --          --          --          --       1,164
  Legacy III C Share (1.55% Fee Rate)                                --          --          --          --         926
  Legacy III C Share (1.65% Fee Rate)                                --          --          --          --      68,426
  Legacy III C Share (1.85% Fee Rate)                                --          --          --          --       4,191
  Legacy III C Share (1.90% Fee Rate)                                --          --          --          --       1,130
  Legacy III L Share (1.60% Fee Rate)                                --          --          --          --       1,131
  Legacy III L Share (1.70% Fee Rate)                                --          --          --          --      18,445
  Legacy III L Share (1.90% Fee Rate)                                --          --          --          --       1,130
  Legacy III L Share (1.95% Fee Rate)                                --          --          --          --       1,130
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                 75,700,581 125,171,270 276,220,233 244,748,444 160,369,217
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  127,824     404,887   1,610,710   1,888,206   1,526,223
  Legacy II (1.50% Fee Rate)                                  2,999,703   7,014,513  18,733,988  33,559,512  22,723,566
  Legacy II (1.60% Fee Rate)                                         --          --          --          --       1,167
  Legacy II (1.75% Fee Rate)                                         --          --          --          --      65,540
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                 9,059,867  22,955,597  63,382,553  66,828,474  58,360,220
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 163,608     290,251   1,108,653   1,217,397   1,045,560
  Legacy III (1.40% Fee Rate)                                44,085,199 111,310,867 312,436,490 362,538,238 322,948,334
  Legacy III (1.50% Fee Rate)                                        --          --          --          --       1,138
  Legacy III (1.60% Fee Rate)                                        --          --          --          --     364,466
  Legacy III (1.65% Fee Rate)                                        --          --          --          --   3,092,301
  Shareholder's Advantage (.60% Fee Rate)                            --          --     276,744   2,301,307   4,107,898
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)          --          --          --          --      31,603
  Shareholder's Advantage (.72% Fee Rate)                            --          --     905,967   9,561,863  17,899,068
  Shareholder's Advantage (.92% Fee Rate)                            --          --          --          --      58,717
  Shareholder's Advantage (1.05% Fee Rate)                           --          --          --          --       9,185
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                 --          --          --         795          --
  Legacy III Plus (1.50% Fee Rate)                                   --          --          --     203,884     480,548
  Legacy III Plus (1.60% Fee Rate)                                   --          --          --   3,918,864   8,263,112
  Legacy III Plus (1.70% Fee Rate)                                   --          --          --          --       1,172
  Legacy III Plus (1.80% Fee Rate)                                   --          --          --          --     117,729
  Legacy III Plus (1.85% Fee Rate)                                   --          --          --          --       1,199
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)              --          --          --         795          --
  Legacy III C Share (1.55% Fee Rate)                                --          --          --     129,687     587,310
  Legacy III C Share (1.65% Fee Rate)                                --          --          --   1,186,248   2,981,766
  Legacy III C Share (1.85% Fee Rate)                                --          --          --          --     108,702
  Legacy III C Share (1.90% Fee Rate)                                --          --          --          --      18,563

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Net Assets    Net Assets    Net Assets    Net Assets
---------------------------------------------------------------------------------------------------------------------
AFIS Global Growth Class II Fund (continued)
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                            --    48,464,181   149,119,835   160,121,687
  Legacy II--Annuity Reserves (1.35% Fee Rate)                          --       269,411       631,928       777,045
  Legacy II (1.50% Fee Rate)                                            --     2,683,253    11,665,002    23,977,002
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                           --     3,038,492    14,359,483    25,454,190
  Legacy III--Annuity Reserves (1.25% Fee Rate)                         --        52,307       568,006       768,589
  Legacy III (1.40% Fee Rate)                                           --    18,236,285    85,295,758   148,205,742
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --       469,812     1,349,928
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --            --
  Shareholder's Advantage (.72% Fee Rate)                               --            --       401,437     6,295,570
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --           825
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --        35,294
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --     2,522,933
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --           825
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --        19,255
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --     1,126,142
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                 4,034,333,274 4,796,899,734 6,675,106,847 5,810,035,083
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   9,637,653    15,823,966    30,251,166    31,951,268
  Legacy II (1.50% Fee Rate)                                   149,316,846   274,941,444   468,975,071   808,764,797
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   16,241,826    58,559,744   157,687,149   224,268,798
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    646,640       872,004     2,846,940     3,960,275
  Legacy III (1.40% Fee Rate)                                   76,481,573   299,014,827   906,830,937 1,388,630,336
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --     1,559,923     6,653,478
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --        39,474
  Shareholder's Advantage (.72% Fee Rate)                               --            --     2,131,037    34,222,719
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --           898
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --     1,284,284
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --    14,976,117
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --           898

                                                             2001
                                                             Net Assets
--------------------------------------------------------------------------
AFIS Global Growth Class II Fund (continued)
  Legacy III L Share (1.60% Fee Rate)                                1,166
  Legacy III L Share (1.70% Fee Rate)                               32,704
  Legacy III L Share (1.90% Fee Rate)                              196,445
  Legacy III L Share (1.95% Fee Rate)                                1,165
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                   109,606,566
  Legacy II--Annuity Reserves (1.35% Fee Rate)                     715,158
  Legacy II (1.50% Fee Rate)                                    18,368,612
  Legacy II (1.60% Fee Rate)                                         1,251
  Legacy II (1.75% Fee Rate)                                        46,177
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                   26,252,310
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    643,506
  Legacy III (1.40% Fee Rate)                                  140,173,991
  Legacy III (1.50% Fee Rate)                                        1,216
  Legacy III (1.60% Fee Rate)                                      100,688
  Legacy III (1.65% Fee Rate)                                    2,772,758
  Shareholder's Advantage (.60% Fee Rate)                        1,680,077
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         15,593
  Shareholder's Advantage (.72% Fee Rate)                        9,302,538
  Shareholder's Advantage (.92% Fee Rate)                           18,336
  Shareholder's Advantage (1.05% Fee Rate)                           9,343
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --
  Legacy III Plus (1.50% Fee Rate)                                 257,636
  Legacy III Plus (1.60% Fee Rate)                               4,592,171
  Legacy III Plus (1.70% Fee Rate)                                   1,252
  Legacy III Plus (1.80% Fee Rate)                                 121,035
  Legacy III Plus (1.85% Fee Rate)                                   1,287
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --
  Legacy III C Share (1.55% Fee Rate)                              322,417
  Legacy III C Share (1.65% Fee Rate)                            1,523,023
  Legacy III C Share (1.85% Fee Rate)                                9,814
  Legacy III C Share (1.90% Fee Rate)                                1,249
  Legacy III L Share (1.60% Fee Rate)                                1,251
  Legacy III L Share (1.70% Fee Rate)                               67,270
  Legacy III L Share (1.90% Fee Rate)                              131,419
  Legacy III L Share (1.95% Fee Rate)                                1,250
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                 3,907,132,588
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  23,358,724
  Legacy II (1.50% Fee Rate)                                   569,170,598
  Legacy II (1.60% Fee Rate)                                         1,233
  Legacy II (1.75% Fee Rate)                                     2,460,477
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                  196,579,500
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  3,740,751
  Legacy III (1.40% Fee Rate)                                1,273,635,840
  Legacy III (1.50% Fee Rate)                                        1,163
  Legacy III (1.60% Fee Rate)                                    3,178,475
  Legacy III (1.65% Fee Rate)                                      511,266
  Shareholder's Advantage (.60% Fee Rate)                       10,757,056
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         47,396
  Shareholder's Advantage (.72% Fee Rate)                       66,428,229
  Shareholder's Advantage (.92% Fee Rate)                          227,377
  Shareholder's Advantage (1.05% Fee Rate)                         188,373
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --
  Legacy III Plus (1.50% Fee Rate)                               2,761,970
  Legacy III Plus (1.60% Fee Rate)                              36,730,637
  Legacy III Plus (1.70% Fee Rate)                                   1,197
  Legacy III Plus (1.80% Fee Rate)                                 642,237
  Legacy III Plus (1.85% Fee Rate)                                   1,268
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Net Assets    Net Assets    Net Assets    Net Assets
---------------------------------------------------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --       147,517
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --     3,547,488
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                 5,570,035,673 5,811,237,255 5,476,349,424 4,648,773,050
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  12,980,586    17,835,145    21,265,373    22,858,436
  Legacy II (1.50% Fee Rate)                                   238,988,462   351,740,356   400,661,915   671,177,319
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                   37,674,736   120,431,648   196,369,678   249,681,773
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    854,484     1,604,315     2,679,703     3,399,438
  Legacy III (1.40% Fee Rate)                                  156,474,168   491,882,912   930,152,106 1,295,826,894
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --       799,374     5,310,911
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)             --            --            --        70,416
  Shareholder's Advantage (.72% Fee Rate)                               --            --     2,096,005    34,811,900
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --         1,045
  Legacy III Plus (1.50% Fee Rate)                                      --            --            --       956,276
  Legacy III Plus (1.60% Fee Rate)                                      --            --            --    10,360,671
  Legacy III Plus (1.70% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                      --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                      --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --            --            --         1,045
  Legacy III C Share (1.55% Fee Rate)                                   --            --            --       185,014
  Legacy III C Share (1.65% Fee Rate)                                   --            --            --     3,178,309
  Legacy III C Share (1.85% Fee Rate)                                   --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                                   --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                                   --            --            --            --
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                   666,318,704   589,425,406   484,029,853   337,436,709
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   1,179,469     2,574,112     2,672,610     2,272,821
  Legacy II (1.50% Fee Rate)                                    20,970,022    26,700,710    26,244,426    36,888,277
  Legacy II (1.60% Fee Rate)                                            --            --            --            --
  Legacy II (1.75% Fee Rate)                                            --            --            --            --
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                    4,017,386    12,924,910    18,449,044    20,673,247
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    190,043       230,671       373,256       349,121
  Legacy III (1.40% Fee Rate)                                   20,804,333    57,235,418    79,454,055    90,572,166
  Legacy III (1.50% Fee Rate)                                           --            --            --            --
  Legacy III (1.60% Fee Rate)                                           --            --            --            --
  Legacy III (1.65% Fee Rate)                                           --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                               --            --       461,894       813,800
  Shareholder's Advantage (.72% Fee Rate)                               --            --       245,231     2,442,981
  Shareholder's Advantage (.92% Fee Rate)                               --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                              --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --            --            --           951

                                                             2001
                                                             Net Assets
--------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III C Share (1.55% Fee Rate)                            1,214,037
  Legacy III C Share (1.65% Fee Rate)                            9,562,419
  Legacy III C Share (1.85% Fee Rate)                               54,227
  Legacy III C Share (1.90% Fee Rate)                                1,231
  Legacy III L Share (1.60% Fee Rate)                               59,251
  Legacy III L Share (1.70% Fee Rate)                              449,163
  Legacy III L Share (1.90% Fee Rate)                              239,441
  Legacy III L Share (1.95% Fee Rate)                                1,231
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                 4,144,025,038
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  22,158,283
  Legacy II (1.50% Fee Rate)                                   636,693,521
  Legacy II (1.60% Fee Rate)                                         1,132
  Legacy II (1.75% Fee Rate)                                     2,096,978
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                  287,236,150
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  5,100,697
  Legacy III (1.40% Fee Rate)                                1,591,355,062
  Legacy III (1.50% Fee Rate)                                        1,091
  Legacy III (1.60% Fee Rate)                                    3,797,723
  Legacy III (1.65% Fee Rate)                                    2,089,351
  Shareholder's Advantage (.60% Fee Rate)                       15,567,314
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)        131,875
  Shareholder's Advantage (.72% Fee Rate)                       99,553,654
  Shareholder's Advantage (.92% Fee Rate)                          505,125
  Shareholder's Advantage (1.05% Fee Rate)                         293,036
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --
  Legacy III Plus (1.50% Fee Rate)                               4,506,380
  Legacy III Plus (1.60% Fee Rate)                              44,014,920
  Legacy III Plus (1.70% Fee Rate)                                   1,123
  Legacy III Plus (1.80% Fee Rate)                                 591,574
  Legacy III Plus (1.85% Fee Rate)                                   1,165
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)                 --
  Legacy III C Share (1.55% Fee Rate)                            1,442,235
  Legacy III C Share (1.65% Fee Rate)                           12,374,452
  Legacy III C Share (1.85% Fee Rate)                              133,104
  Legacy III C Share (1.90% Fee Rate)                               53,326
  Legacy III L Share (1.60% Fee Rate)                               92,729
  Legacy III L Share (1.70% Fee Rate)                              660,525
  Legacy III L Share (1.90% Fee Rate)                              725,670
  Legacy III L Share (1.95% Fee Rate)                                1,131
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                   310,984,781
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   2,064,820
  Legacy II (1.50% Fee Rate)                                    34,602,293
  Legacy II (1.60% Fee Rate)                                         1,049
  Legacy II (1.75% Fee Rate)                                       213,190
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                   24,771,462
  Legacy III--Annuity Reserves (1.25% Fee Rate)                    429,105
  Legacy III (1.40% Fee Rate)                                  112,901,914
  Legacy III (1.50% Fee Rate)                                        1,059
  Legacy III (1.60% Fee Rate)                                      103,579
  Legacy III (1.65% Fee Rate)                                      283,808
  Shareholder's Advantage (.60% Fee Rate)                        1,358,503
  Shareholder's Advantage (.72% Fee Rate)                        8,345,225
  Shareholder's Advantage (.92% Fee Rate)                           22,788
  Shareholder's Advantage (1.05% Fee Rate)                           9,086
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                    --

Lincoln National Variable Annuity Account H

                                                         1997          1998          1999          2000          2001
                                                         Net Assets    Net Assets    Net Assets    Net Assets    Net Assets
------------------------------------------------------------------------------------------------------------------------------
AFIS High-Yield Bond Class II Fund (continued)
  Legacy III Plus (1.50% Fee Rate)                                  --            --            --       126,816       280,914
  Legacy III Plus (1.60% Fee Rate)                                  --            --            --     1,068,066     3,732,333
  Legacy III Plus (1.70% Fee Rate)                                  --            --            --            --         1,090
  Legacy III Plus (1.80% Fee Rate)                                  --            --            --            --       227,326
  Legacy III Plus (1.85% Fee Rate)                                  --            --            --            --         1,079
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --            --           951            --
  Legacy III C Share (1.55% Fee Rate)                               --            --            --        52,311       230,670
  Legacy III C Share (1.65% Fee Rate)                               --            --            --       622,936     1,968,649
  Legacy III C Share (1.85% Fee Rate)                               --            --            --            --         1,048
  Legacy III C Share (1.90% Fee Rate)                               --            --            --            --        53,242
  Legacy III L Share (1.60% Fee Rate)                               --            --            --            --         1,048
  Legacy III L Share (1.70% Fee Rate)                               --            --            --            --         5,005
  Legacy III L Share (1.90% Fee Rate)                               --            --            --            --         1,048
  Legacy III L Share (1.95% Fee Rate)                               --            --            --            --         1,047
AFIS International Fund
  Legacy II (1.35% Fee Rate)                             2,363,901,327 2,375,619,380 3,574,688,180 2,243,031,647 1,435,165,706
  Legacy II--Annuity Reserves (1.35% Fee Rate)               5,954,605     9,768,356    20,452,146    15,807,625    11,250,149
  Legacy II (1.50% Fee Rate)                                82,911,160   118,658,021   222,610,585   283,860,025   186,319,891
  Legacy II (1.60% Fee Rate)                                        --            --            --            --         1,085
  Legacy II (1.75% Fee Rate)                                        --            --            --            --       492,052
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                                8,843,539    21,211,242    56,089,351    56,888,621    49,915,033
  Legacy III--Annuity Reserves (1.25% Fee Rate)                183,762       459,142     1,421,049     1,386,312       943,784
  Legacy III (1.40% Fee Rate)                               45,759,103   114,396,027   309,974,140   358,601,552   310,751,867
  Legacy III (1.50% Fee Rate)                                       --            --            --            --         1,075
  Legacy III (1.60% Fee Rate)                                       --            --            --            --       500,716
  Legacy III (1.65% Fee Rate)                                       --            --            --            --     2,737,748
  Shareholder's Advantage (.60% Fee Rate)                           --            --       834,201     3,487,802     4,302,636
  Shareholder's Advantage (.72% Fee Rate)                           --            --       667,466    10,179,978    17,986,051
  Shareholder's Advantage (.92% Fee Rate)                           --            --            --            --        17,277
  Shareholder's Advantage (1.05% Fee Rate)                          --            --            --            --        37,150
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --            --           784            --
  Legacy III Plus (1.50% Fee Rate)                                  --            --            --       248,137       516,082
  Legacy III Plus (1.60% Fee Rate)                                  --            --            --     4,897,392     8,085,830
  Legacy III Plus (1.70% Fee Rate)                                  --            --            --            --         1,106
  Legacy III Plus (1.80% Fee Rate)                                  --            --            --            --         1,116
  Legacy III Plus (1.85% Fee Rate)                                  --            --            --            --         1,116
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --            --           784            --
  Legacy III C Share (1.55% Fee Rate)                               --            --            --        58,627       316,968
  Legacy III C Share (1.65% Fee Rate)                               --            --            --     2,160,563     3,036,146
  Legacy III C Share (1.85% Fee Rate)                               --            --            --            --         5,675
  Legacy III C Share (1.90% Fee Rate)                               --            --            --            --         1,083
  Legacy III L Share (1.60% Fee Rate)                               --            --            --            --         3,421
  Legacy III L Share (1.70% Fee Rate)                               --            --            --            --       211,181
  Legacy III L Share (1.90% Fee Rate)                               --            --            --            --       185,483
  Legacy III L Share (1.95% Fee Rate)                               --            --            --            --         1,083
AFIS New World Fund
  Legacy II (1.35% Fee Rate)                                        --            --    28,920,791    37,027,252    29,243,486
  Legacy II--Annuity Reserves (1.35% Fee Rate)                      --            --        51,891        85,826       110,904
  Legacy II (1.50% Fee Rate)                                        --            --     2,411,562     5,056,158     4,144,730
  Legacy II (1.60% Fee Rate)                                        --            --            --            --         1,121
  Legacy II (1.75% Fee Rate)                                        --            --            --            --        11,218
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)                                       --            --     4,381,538    10,301,537    11,349,338
  Legacy III--Annuity Reserves (1.25% Fee Rate)                     --            --       127,058       228,395       192,440
  Legacy III (1.40% Fee Rate)                                       --            --    27,305,402    63,754,086    62,757,511
  Legacy III (1.50% Fee Rate)                                       --            --            --            --         1,131
  Legacy III (1.60% Fee Rate)                                       --            --            --            --        58,675
  Legacy III (1.65% Fee Rate)                                       --            --            --            --     3,732,019
  Shareholder's Advantage (.60% Fee Rate)                           --            --        72,958     1,032,439     1,452,117
  Shareholder's Advantage (.72% Fee Rate)                           --            --       316,837     4,297,224     5,629,973
  Shareholder's Advantage (.92% Fee Rate)                           --            --            --            --         1,067

Lincoln National Variable Annuity Account H

                                                         1997        1998        1999        2000        2001
                                                         Net Assets  Net Assets  Net Assets  Net Assets  Net Assets
--------------------------------------------------------------------------------------------------------------------
AFIS New World Class II Fund (continued)
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --       1,066
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --         889          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --       6,098     128,570
  Legacy III Plus (1.60% Fee Rate)                                --          --          --   1,427,503   2,330,404
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,165
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --       1,154
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,153
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --         889          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      11,483     185,286
  Legacy III C Share (1.65% Fee Rate)                             --          --          --     188,150     603,784
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --       1,120
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --       1,120
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --       1,121
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --      18,960
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --       1,120
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --       1,120
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                             394,672,212 442,244,769 341,043,890 276,477,299 289,447,560
  Legacy II--Annuity Reserves (1.35% Fee Rate)             1,247,150   1,805,307   1,679,573   1,796,487   1,744,961
  Legacy II (1.50% Fee Rate)                              12,688,557  22,662,063  21,959,473  32,582,144  40,007,559
  Legacy II (1.60% Fee Rate)                                      --          --          --          --         998
  Legacy II (1.75% Fee Rate)                                      --          --          --          --      68,918
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                              1,663,299   7,175,360  11,421,328  16,431,680  25,886,326
  Legacy III--Annuity Reserves (1.25% Fee Rate)              321,439     301,481     575,049     724,223     985,839
  Legacy III (1.40% Fee Rate)                              6,742,199  26,906,997  35,858,343  50,409,749  88,726,712
  Legacy III (1.50% Fee Rate)                                     --          --          --          --         990
  Legacy III (1.60% Fee Rate)                                     --          --          --          --     114,337
  Legacy III (1.65% Fee Rate)                                     --          --          --          --     301,100
  Shareholder's Advantage (.60% Fee Rate)                         --          --       2,007     187,572   1,974,755
  Shareholder's Advantage (.72% Fee Rate)                         --          --       2,007   1,044,646   4,580,233
  Shareholder's Advantage (.92% Fee Rate)                         --          --          --          --      24,257
  Shareholder's Advantage (1.05% Fee Rate)                        --          --          --          --         949
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)              --          --          --       1,062          --
  Legacy III Plus (1.50% Fee Rate)                                --          --          --     136,421     490,077
  Legacy III Plus (1.60% Fee Rate)                                --          --          --   1,217,287   8,887,801
  Legacy III Plus (1.70% Fee Rate)                                --          --          --          --       1,019
  Legacy III Plus (1.80% Fee Rate)                                --          --          --          --     118,550
  Legacy III Plus (1.85% Fee Rate)                                --          --          --          --       1,026
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)           --          --          --       1,062          --
  Legacy III C Share (1.55% Fee Rate)                             --          --          --      15,148     399,847
  Legacy III C Share (1.65% Fee Rate)                             --          --          --      78,803   1,298,221
  Legacy III C Share (1.85% Fee Rate)                             --          --          --          --         997
  Legacy III C Share (1.90% Fee Rate)                             --          --          --          --         996
  Legacy III L Share (1.60% Fee Rate)                             --          --          --          --         997
  Legacy III L Share (1.70% Fee Rate)                             --          --          --          --       8,970
  Legacy III L Share (1.90% Fee Rate)                             --          --          --          --         996
  Legacy III L Share (1.95% Fee Rate)                             --          --          --          --         996

Lincoln National Variable Annuity Account H

The following is a summary of the total return rates based on unit values for the year or period ended December 31. Initial total return rates are not annualized.

                                                             1997          1998          1999          2000
                                                             Total Return* Total Return* Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                     18.88%        11.62%        5.82%         3.21%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   18.88%        11.62%        5.82%         3.21%
  Legacy II (1.50% Fee Rate)                                     17.06%        11.45%        5.66%         3.06%
  Legacy II (1.60% Fee Rate)                                        --            --           --            --
  Legacy II (1.75% Fee Rate)                                        --            --           --            --
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                    14.05%        11.54%        5.59%         3.10%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  14.05%        11.54%        5.59%         3.10%
  Legacy III (1.40% Fee Rate)                                    13.94%        11.37%        5.43%         2.95%
  Legacy III (1.50% Fee Rate)                                       --            --           --            --
  Legacy III (1.60% Fee Rate)                                       --            --           --            --
  Legacy III (1.65% Fee Rate)                                       --            --           --            --
  Shareholder's Advantage (.60% Fee Rate)                           --            --         6.92%         3.79%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         --            --         6.92%         3.79%
  Shareholder's Advantage (.72% Fee Rate)                           --            --         6.90%         3.67%
  Shareholder's Advantage (.92% Fee Rate)                           --            --           --            --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --           --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --           --          5.25%
  Legacy III Plus (1.50% Fee Rate)                                  --            --           --          5.22%
  Legacy III Plus (1.60% Fee Rate)                                  --            --           --          5.16%
  Legacy III Plus (1.70% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.80% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.85% Fee Rate)                                  --            --           --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --           --          5.25%
  Legacy III C Share (1.55% Fee Rate)                               --            --           --          5.22%
  Legacy III C Share (1.65% Fee Rate)                               --            --           --          5.14%
  Legacy III C Share (1.85% Fee Rate)                               --            --           --            --
  Legacy III C Share (1.90% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.60% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.70% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.90% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.95% Fee Rate)                               --            --           --            --
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                        --            --           --            --
  Legacy II--Annuity Reserves (1.35% Fee Rate)                      --            --           --            --
  Legacy II (1.50% Fee Rate)                                        --            --           --            --
  Legacy II (1.60% Fee Rate)                                        --            --           --            --
  Legacy II (1.75% Fee Rate)                                        --            --           --            --
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                       --            --           --            --
  Legacy III (1.40% Fee Rate)                                       --            --           --            --
  Legacy III (1.50% Fee Rate)                                       --            --           --            --
  Legacy III (1.60% Fee Rate)                                       --            --           --            --
  Legacy III (1.65% Fee Rate)                                       --            --           --            --
  Shareholder's Advantage (.60% Fee Rate)                           --            --           --            --
  Shareholder's Advantage (.72% Fee Rate)                           --            --           --            --
  Shareholder's Advantage (.92% Fee Rate)                           --            --           --            --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --           --            --
  Legacy III Plus (1.50% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.60% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.70% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.80% Fee Rate)                                  --            --           --            --
  Legacy III Plus (1.85% Fee Rate)                                  --            --           --            --
  Legacy III C Share (1.55% Fee Rate)                               --            --           --            --
  Legacy III C Share (1.65% Fee Rate)                               --            --           --            --
  Legacy III C Share (1.85% Fee Rate)                               --            --           --            --
  Legacy III C Share (1.90% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.60% Fee Rate)                               --            --           --            --
  Legacy III L Share (1.70% Fee Rate)                               --            --           --            --

                                                             2001
                                                             Total Return*
--------------------------------------------------------------------------
AFIS Asset Allocation Fund
  Legacy II (1.35% Fee Rate)                                     (0.58)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   (0.58)%
  Legacy II (1.50% Fee Rate)                                     (0.73)%
  Legacy II (1.60% Fee Rate)                                      7.43%
  Legacy II (1.75% Fee Rate)                                      6.10%
AFIS Asset Allocation Class II Fund
  Legacy III (1.25% Fee Rate)                                    (0.73)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  (0.73)%
  Legacy III (1.40% Fee Rate)                                    (0.88)%
  Legacy III (1.50% Fee Rate)                                     4.90%
  Legacy III (1.60% Fee Rate)                                     1.87%
  Legacy III (1.65% Fee Rate)                                     7.37%
  Shareholder's Advantage (.60% Fee Rate)                        (0.09)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)      (0.09)%
  Shareholder's Advantage (.72% Fee Rate)                        (0.21)%
  Shareholder's Advantage (.92% Fee Rate)                         2.08%
  Shareholder's Advantage (1.05% Fee Rate)                        6.26%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                               (0.98)%
  Legacy III Plus (1.60% Fee Rate)                               (1.08)%
  Legacy III Plus (1.70% Fee Rate)                                4.83%
  Legacy III Plus (1.80% Fee Rate)                                7.33%
  Legacy III Plus (1.85% Fee Rate)                                7.31%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                            (1.03)%
  Legacy III C Share (1.65% Fee Rate)                            (1.13)%
  Legacy III C Share (1.85% Fee Rate)                             7.32%
  Legacy III C Share (1.90% Fee Rate)                             7.30%
  Legacy III L Share (1.60% Fee Rate)                             7.38%
  Legacy III L Share (1.70% Fee Rate)                             7.36%
  Legacy III L Share (1.90% Fee Rate)                             7.31%
  Legacy III L Share (1.95% Fee Rate)                             7.28%
AFIS Blue Chip Income and Growth Fund
  Legacy II (1.35% Fee Rate)                                     (5.86)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   (5.86)%
  Legacy II (1.50% Fee Rate)                                     (5.93)%
  Legacy II (1.60% Fee Rate)                                      9.07%
  Legacy II (1.75% Fee Rate)                                      6.55%
AFIS Blue Chip Income and Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                    (5.96)%
  Legacy III (1.40% Fee Rate)                                    (6.05)%
  Legacy III (1.50% Fee Rate)                                     5.85%
  Legacy III (1.60% Fee Rate)                                     1.36%
  Legacy III (1.65% Fee Rate)                                     9.01%
  Shareholder's Advantage (.60% Fee Rate)                        (5.66)%
  Shareholder's Advantage (.72% Fee Rate)                        (5.72)%
  Shareholder's Advantage (.92% Fee Rate)                         1.57%
  Shareholder's Advantage (1.05% Fee Rate)                        9.18%
  Legacy III Plus (1.50% Fee Rate)                               (6.08)%
  Legacy III Plus (1.60% Fee Rate)                               (6.13)%
  Legacy III Plus (1.70% Fee Rate)                                5.79%
  Legacy III Plus (1.80% Fee Rate)                                8.96%
  Legacy III Plus (1.85% Fee Rate)                                8.94%
  Legacy III C Share (1.55% Fee Rate)                            (6.10)%
  Legacy III C Share (1.65% Fee Rate)                            (6.15)%
  Legacy III C Share (1.85% Fee Rate)                             8.96%
  Legacy III C Share (1.90% Fee Rate)                             8.93%
  Legacy III L Share (1.60% Fee Rate)                             9.02%
  Legacy III L Share (1.70% Fee Rate)                             8.99%

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Total Return* Total Return* Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------------
AFIS Blue Chip Income and Growth Class II Fund (continued)
  Legacy III L Share (1.90% Fee Rate)                              --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                              --            --            --            --
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                                     8.65%         2.97%         1.43%         3.81%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   8.65%         2.97%         1.43%         3.81%
  Legacy II (1.50% Fee Rate)                                     9.00%         2.82%         1.28%         3.66%
  Legacy II (1.60% Fee Rate)                                       --            --            --            --
  Legacy II (1.75% Fee Rate)                                       --            --            --            --
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                    8.08%         2.82%         1.28%         3.69%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  8.08%         2.82%         1.28%         3.69%
  Legacy III (1.40% Fee Rate)                                    7.97%         2.67%         1.13%         3.54%
  Legacy III (1.50% Fee Rate)                                      --            --            --            --
  Legacy III (1.60% Fee Rate)                                      --            --            --            --
  Legacy III (1.65% Fee Rate)                                      --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                          --            --          2.04%         4.39%
  Shareholder's Advantage (.72% Fee Rate)                          --            --          2.02%         4.26%
  Shareholder's Advantage (.92% Fee Rate)                          --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                         --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)               --            --            --          1.77%
  Legacy III Plus (1.50% Fee Rate)                                 --            --            --          1.76%
  Legacy III Plus (1.60% Fee Rate)                                 --            --            --          1.69%
  Legacy III Plus (1.70% Fee Rate)                                 --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                 --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                 --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)            --            --            --          1.77%
  Legacy III C Share (1.55% Fee Rate)                              --            --            --          1.74%
  Legacy III C Share (1.65% Fee Rate)                              --            --            --          1.67%
  Legacy III C Share (1.85% Fee Rate)                              --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                              --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                              --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                              --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                              --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                              --            --            --            --
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                                     3.75%         3.74%         3.43%         4.61%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   3.75%         3.74%         3.43%         4.61%
  Legacy II (1.50% Fee Rate)                                     2.22%         3.59%         3.27%         4.46%
  Legacy II (1.60% Fee Rate)                                       --            --            --            --
  Legacy II (1.75% Fee Rate)                                       --            --            --            --
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                                    2.45%         3.60%         3.27%         4.42%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  2.45%         3.60%         3.27%         4.42%
  Legacy III (1.40% Fee Rate)                                    2.35%         3.44%         3.11%         4.27%
  Legacy III (1.50% Fee Rate)                                      --            --            --            --
  Legacy III (1.60% Fee Rate)                                      --            --            --            --
  Legacy III (1.65% Fee Rate)                                      --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                          --            --          0.94%         5.12%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)        --            --          0.94%         5.12%
  Shareholder's Advantage (.72% Fee Rate)                          --            --          0.93%         5.00%
  Shareholder's Advantage (.92% Fee Rate)                          --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                         --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)               --            --            --          1.92%
  Legacy III Plus (1.50% Fee Rate)                                 --            --            --          1.98%
  Legacy III Plus (1.60% Fee Rate)                                 --            --            --          1.83%
  Legacy III Plus (1.70% Fee Rate)                                 --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                 --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                 --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)            --            --            --          1.92%
  Legacy III C Share (1.55% Fee Rate)                              --            --            --          1.89%
  Legacy III C Share (1.65% Fee Rate)                              --            --            --          1.80%

                                                             2001
                                                             Total Return*
--------------------------------------------------------------------------
AFIS Blue Chip Income and Growth Class II Fund (continued)
  Legacy III L Share (1.90% Fee Rate)                             8.95%
  Legacy III L Share (1.95% Fee Rate)                             8.93%
AFIS Bond Fund
  Legacy II (1.35% Fee Rate)                                      7.03%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                    7.03%
  Legacy II (1.50% Fee Rate)                                      6.86%
  Legacy II (1.60% Fee Rate)                                      1.23%
  Legacy II (1.75% Fee Rate)                                      0.95%
AFIS Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                     6.80%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   6.80%
  Legacy III (1.40% Fee Rate)                                     6.64%
  Legacy III (1.50% Fee Rate)                                     1.13%
  Legacy III (1.60% Fee Rate)                                    (0.01)%
  Legacy III (1.65% Fee Rate)                                     1.09%
  Shareholder's Advantage (.60% Fee Rate)                         7.50%
  Shareholder's Advantage (.72% Fee Rate)                         7.37%
  Shareholder's Advantage (.92% Fee Rate)                         0.20%
  Shareholder's Advantage (1.05% Fee Rate)                        1.25%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                                6.54%
  Legacy III Plus (1.60% Fee Rate)                                6.43%
  Legacy III Plus (1.70% Fee Rate)                                1.06%
  Legacy III Plus (1.80% Fee Rate)                                0.84%
  Legacy III Plus (1.85% Fee Rate)                                1.04%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                             6.48%
  Legacy III C Share (1.65% Fee Rate)                             6.38%
  Legacy III C Share (1.85% Fee Rate)                             1.05%
  Legacy III C Share (1.90% Fee Rate)                             1.03%
  Legacy III L Share (1.60% Fee Rate)                             1.14%
  Legacy III L Share (1.70% Fee Rate)                             1.07%
  Legacy III L Share (1.90% Fee Rate)                             1.03%
  Legacy III L Share (1.95% Fee Rate)                             1.03%
AFIS Cash Management Fund
  Legacy II (1.35% Fee Rate)                                      2.27%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                    2.27%
  Legacy II (1.50% Fee Rate)                                      2.12%
  Legacy II (1.60% Fee Rate)                                      0.19%
  Legacy II (1.75% Fee Rate)                                      0.07%
AFIS Cash Management Class II Fund
  Legacy III (1.25% Fee Rate)                                     2.14%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   2.14%
  Legacy III (1.40% Fee Rate)                                     1.99%
  Legacy III (1.50% Fee Rate)                                     0.11%
  Legacy III (1.60% Fee Rate)                                     0.08%
  Legacy III (1.65% Fee Rate)                                     0.06%
  Shareholder's Advantage (.60% Fee Rate)                         2.81%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)       2.81%
  Shareholder's Advantage (.72% Fee Rate)                         2.68%
  Shareholder's Advantage (.92% Fee Rate)                         0.28%
  Shareholder's Advantage (1.05% Fee Rate)                        0.22%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                                1.77%
  Legacy III Plus (1.60% Fee Rate)                                1.78%
  Legacy III Plus (1.70% Fee Rate)                                0.04%
  Legacy III Plus (1.80% Fee Rate)                                0.02%
  Legacy III Plus (1.85% Fee Rate)                                0.02%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                             1.84%
  Legacy III C Share (1.65% Fee Rate)                             1.73%

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Total Return* Total Return* Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------------
AFIS Cash Management Class II Fund (continued)
  Legacy III C Share (1.85% Fee Rate)                              --             --            --            --
  Legacy III C Share (1.90% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.60% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.70% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.90% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.95% Fee Rate)                              --             --            --            --
AFIS Global Discovery Fund
  Legacy II (1.35% Fee Rate)                                       --             --            --            --
  Legacy II (1.50% Fee Rate)                                       --             --            --            --
  Legacy II (1.60% Fee Rate)                                       --             --            --            --
  Legacy II (1.75% Fee Rate)                                       --             --            --            --
AFIS Global Discovery Class II Fund
  Legacy III (1.25% Fee Rate)                                      --             --            --            --
  Legacy III (1.40% Fee Rate)                                      --             --            --            --
  Legacy III (1.50% Fee Rate)                                      --             --            --            --
  Legacy III (1.60% Fee Rate)                                      --             --            --            --
  Legacy III (1.65% Fee Rate)                                      --             --            --            --
  Shareholder's Advantage (.60% Fee Rate)                          --             --            --            --
  Shareholder's Advantage (.72% Fee Rate)                          --             --            --            --
  Shareholder's Advantage (.92% Fee Rate)                          --             --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                         --             --            --            --
  Legacy III Plus (1.50% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.60% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.70% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.80% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.85% Fee Rate)                                 --             --            --            --
  Legacy III C Share (1.55% Fee Rate)                              --             --            --            --
  Legacy III C Share (1.65% Fee Rate)                              --             --            --            --
  Legacy III C Share (1.85% Fee Rate)                              --             --            --            --
  Legacy III C Share (1.90% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.60% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.70% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.90% Fee Rate)                              --             --            --            --
  Legacy III L Share (1.95% Fee Rate)                              --             --            --            --
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                     7.60%         27.31%        67.74%       (19.80)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   7.60%         27.31%        67.74%       (19.80)%
  Legacy II (1.50% Fee Rate)                                     7.50%         27.11%        67.49%       (19.92)%
  Legacy II (1.60% Fee Rate)                                       --             --            --            --
  Legacy II (1.75% Fee Rate)                                       --             --            --            --
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                    7.51%         27.15%        67.56%       (19.88)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  7.51%         27.15%        67.56%       (19.88)%
  Legacy III (1.40% Fee Rate)                                    7.32%         26.96%        67.31%       (20.00)%
  Legacy III (1.50% Fee Rate)                                      --             --            --            --
  Legacy III (1.60% Fee Rate)                                      --             --            --            --
  Legacy III (1.65% Fee Rate)                                      --             --            --            --
  Shareholder's Advantage (.60% Fee Rate)                          --             --         40.00%       (19.34)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)        --             --         40.00%       (19.34)%
  Shareholder's Advantage (.72% Fee Rate)                          --             --         39.97%       (19.44)%
  Shareholder's Advantage (.92% Fee Rate)                          --             --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                         --             --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)               --             --            --        (20.52)%
  Legacy III Plus (1.50% Fee Rate)                                 --             --            --        (20.56)%
  Legacy III Plus (1.60% Fee Rate)                                 --             --            --        (20.59)%
  Legacy III Plus (1.70% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.80% Fee Rate)                                 --             --            --            --
  Legacy III Plus (1.85% Fee Rate)                                 --             --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)            --             --            --        (20.52)%
  Legacy III C Share (1.55% Fee Rate)                              --             --            --        (20.57)%
  Legacy III C Share (1.65% Fee Rate)                              --             --            --        (20.60)%
  Legacy III C Share (1.85% Fee Rate)                              --             --            --            --

                                                             2001
                                                             Total Return*
--------------------------------------------------------------------------
AFIS Cash Management Class II Fund (continued)
  Legacy III C Share (1.85% Fee Rate)                             0.01%
  Legacy III C Share (1.90% Fee Rate)                             0.00%
  Legacy III L Share (1.60% Fee Rate)                             0.10%
  Legacy III L Share (1.70% Fee Rate)                             0.03%
  Legacy III L Share (1.90% Fee Rate)                             0.00%
  Legacy III L Share (1.95% Fee Rate)                             0.00%
AFIS Global Discovery Fund
  Legacy II (1.35% Fee Rate)                                     (7.28)%
  Legacy II (1.50% Fee Rate)                                     (7.34)%
  Legacy II (1.60% Fee Rate)                                     13.18%
  Legacy II (1.75% Fee Rate)                                     13.33%
AFIS Global Discovery Class II Fund
  Legacy III (1.25% Fee Rate)                                    (7.29)%
  Legacy III (1.40% Fee Rate)                                    (7.38)%
  Legacy III (1.50% Fee Rate)                                     8.76%
  Legacy III (1.60% Fee Rate)                                     6.70%
  Legacy III (1.65% Fee Rate)                                    13.10%
  Shareholder's Advantage (.60% Fee Rate)                        (6.99)%
  Shareholder's Advantage (.72% Fee Rate)                        (7.05)%
  Shareholder's Advantage (.92% Fee Rate)                        13.34%
  Shareholder's Advantage (1.05% Fee Rate)                       13.29%
  Legacy III Plus (1.50% Fee Rate)                               (7.40)%
  Legacy III Plus (1.60% Fee Rate)                               (7.44)%
  Legacy III Plus (1.70% Fee Rate)                                8.69%
  Legacy III Plus (1.80% Fee Rate)                               13.06%
  Legacy III Plus (1.85% Fee Rate)                               13.03%
  Legacy III C Share (1.55% Fee Rate)                            (7.42)%
  Legacy III C Share (1.65% Fee Rate)                            (7.47)%
  Legacy III C Share (1.85% Fee Rate)                            13.04%
  Legacy III C Share (1.90% Fee Rate)                            13.02%
  Legacy III L Share (1.60% Fee Rate)                            13.14%
  Legacy III L Share (1.70% Fee Rate)                            13.11%
  Legacy III L Share (1.90% Fee Rate)                            13.05%
  Legacy III L Share (1.95% Fee Rate)                            13.03%
AFIS Global Growth Fund
  Legacy II (1.35% Fee Rate)                                    (15.14)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  (15.14)%
  Legacy II (1.50% Fee Rate)                                    (15.27)%
  Legacy II (1.60% Fee Rate)                                     16.68%
  Legacy II (1.75% Fee Rate)                                     18.85%
AFIS Global Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   (15.29)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 (15.29)%
  Legacy III (1.40% Fee Rate)                                   (15.41)%
  Legacy III (1.50% Fee Rate)                                    13.79%
  Legacy III (1.60% Fee Rate)                                     7.55%
  Legacy III (1.65% Fee Rate)                                    16.52%
  Shareholder's Advantage (.60% Fee Rate)                       (14.73)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     (14.73)%
  Shareholder's Advantage (.72% Fee Rate)                       (14.83)%
  Shareholder's Advantage (.92% Fee Rate)                         7.77%
  Shareholder's Advantage (1.05% Fee Rate)                       16.71%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                              (15.50)%
  Legacy III Plus (1.60% Fee Rate)                              (15.58)%
  Legacy III Plus (1.70% Fee Rate)                               13.74%
  Legacy III Plus (1.80% Fee Rate)                               16.47%
  Legacy III Plus (1.85% Fee Rate)                               16.45%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                           (15.54)%
  Legacy III C Share (1.65% Fee Rate)                           (15.62)%
  Legacy III C Share (1.85% Fee Rate)                            16.45%

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Total Return* Total Return* Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------------
AFIS Global Growth Class II Fund (continued)
  Legacy III C Share (1.90% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                               --            --            --            --
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                        --          1.48%        89.21%       (17.46)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                      --          1.48%        89.21%       (17.46)%
  Legacy II (1.50% Fee Rate)                                        --          1.37%        88.93%       (17.58)%
  Legacy II (1.60% Fee Rate)                                        --            --            --            --
  Legacy II (1.75% Fee Rate)                                        --            --            --            --
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                       --          1.41%        89.00%       (17.56)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                     --          1.41%        89.00%       (17.56)%
  Legacy III (1.40% Fee Rate)                                       --          1.31%        88.71%       (17.69)%
  Legacy III (1.50% Fee Rate)                                       --            --            --            --
  Legacy III (1.60% Fee Rate)                                       --            --            --            --
  Legacy III (1.65% Fee Rate)                                       --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                           --            --         30.44%       (17.01)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         --            --         30.44%       (17.01)%
  Shareholder's Advantage (.72% Fee Rate)                           --            --         30.41%       (17.11)%
  Shareholder's Advantage (.92% Fee Rate)                           --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --            --        (17.48)%
  Legacy III Plus (1.50% Fee Rate)                                  --            --            --        (17.50)%
  Legacy III Plus (1.60% Fee Rate)                                  --            --            --        (17.54)%
  Legacy III Plus (1.70% Fee Rate)                                  --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                  --            --            --            --
  Legacy III Plus (1.85% Fee Rate)                                  --            --            --            --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --            --        (17.48)%
  Legacy III C Share (1.55% Fee Rate)                               --            --            --        (17.52)%
  Legacy III C Share (1.65% Fee Rate)                               --            --            --        (17.56)%
  Legacy III C Share (1.85% Fee Rate)                               --            --            --            --
  Legacy III C Share (1.90% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.60% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.70% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.90% Fee Rate)                               --            --            --            --
  Legacy III L Share (1.95% Fee Rate)                               --            --            --            --
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                     28.36%        33.74%        55.51%         3.33%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   28.36%        33.74%        55.51%         3.33%
  Legacy II (1.50% Fee Rate)                                     31.19%        33.53%        55.30%         3.16%
  Legacy II (1.60% Fee Rate)                                        --            --            --            --
  Legacy II (1.75% Fee Rate)                                        --            --            --            --
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                    25.58%        33.56%        55.32%         3.17%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  25.58%        33.56%        55.32%         3.17%
  Legacy III (1.40% Fee Rate)                                    25.45%        33.36%        55.08%         3.02%
  Legacy III (1.50% Fee Rate)                                       --            --            --            --
  Legacy III (1.60% Fee Rate)                                       --            --            --            --
  Legacy III (1.65% Fee Rate)                                       --            --            --            --
  Shareholder's Advantage (.60% Fee Rate)                           --            --         31.27%         3.87%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         --            --         31.27%         3.87%
  Shareholder's Advantage (.72% Fee Rate)                           --            --         31.23%         3.74%
  Shareholder's Advantage (.92% Fee Rate)                           --            --            --            --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --            --            --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --            --        (10.17)%
  Legacy III Plus (1.50% Fee Rate)                                  --            --            --        (10.20)%
  Legacy III Plus (1.60% Fee Rate)                                  --            --            --        (10.25)%
  Legacy III Plus (1.70% Fee Rate)                                  --            --            --            --
  Legacy III Plus (1.80% Fee Rate)                                  --            --            --            --

                                                             2001
                                                             Total Return*
--------------------------------------------------------------------------
AFIS Global Growth Class II Fund (continued)
  Legacy III C Share (1.90% Fee Rate)                            16.44%
  Legacy III L Share (1.60% Fee Rate)                            16.57%
  Legacy III L Share (1.70% Fee Rate)                            16.53%
  Legacy III L Share (1.90% Fee Rate)                            16.48%
  Legacy III L Share (1.95% Fee Rate)                            16.46%
AFIS Global Small Capitalization Fund
  Legacy II (1.35% Fee Rate)                                    (13.80)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  (13.80)%
  Legacy II (1.50% Fee Rate)                                    (13.93)%
  Legacy II (1.60% Fee Rate)                                     25.07%
  Legacy II (1.75% Fee Rate)                                     31.06%
AFIS Global Small Capitalization Class II Fund
  Legacy III (1.25% Fee Rate)                                   (13.94)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 (13.94)%
  Legacy III (1.40% Fee Rate)                                   (14.07)%
  Legacy III (1.50% Fee Rate)                                    21.61%
  Legacy III (1.60% Fee Rate)                                    11.34%
  Legacy III (1.65% Fee Rate)                                    25.02%
  Shareholder's Advantage (.60% Fee Rate)                       (13.37)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     (13.37)%
  Shareholder's Advantage (.72% Fee Rate)                       (13.48)%
  Shareholder's Advantage (.92% Fee Rate)                        21.29%
  Shareholder's Advantage (1.05% Fee Rate)                       25.23%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                              (14.15)%
  Legacy III Plus (1.60% Fee Rate)                              (14.24)%
  Legacy III Plus (1.70% Fee Rate)                               21.56%
  Legacy III Plus (1.80% Fee Rate)                               11.27%
  Legacy III Plus (1.85% Fee Rate)                               24.95%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                           (14.19)%
  Legacy III C Share (1.65% Fee Rate)                           (14.28)%
  Legacy III C Share (1.85% Fee Rate)                            24.96%
  Legacy III C Share (1.90% Fee Rate)                            24.94%
  Legacy III L Share (1.60% Fee Rate)                            25.09%
  Legacy III L Share (1.70% Fee Rate)                            25.05%
  Legacy III L Share (1.90% Fee Rate)                            24.97%
  Legacy III L Share (1.95% Fee Rate)                            24.95%
AFIS Growth Fund
  Legacy II (1.35% Fee Rate)                                    (19.04)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                  (19.04)%
  Legacy II (1.50% Fee Rate)                                    (19.16)%
  Legacy II (1.60% Fee Rate)                                     23.26%
  Legacy II (1.75% Fee Rate)                                     17.86%
AFIS Growth Class II Fund
  Legacy III (1.25% Fee Rate)                                   (19.17)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                 (19.17)%
  Legacy III (1.40% Fee Rate)                                   (19.29)%
  Legacy III (1.50% Fee Rate)                                    16.27%
  Legacy III (1.60% Fee Rate)                                     8.20%
  Legacy III (1.65% Fee Rate)                                    17.78%
  Shareholder's Advantage (.60% Fee Rate)                       (18.64)%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)     (18.64)%
  Shareholder's Advantage (.72% Fee Rate)                       (18.74)%
  Shareholder's Advantage (.92% Fee Rate)                         8.42%
  Shareholder's Advantage (1.05% Fee Rate)                       17.98%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                              (19.37)%
  Legacy III Plus (1.60% Fee Rate)                              (19.45)%
  Legacy III Plus (1.70% Fee Rate)                               16.20%
  Legacy III Plus (1.80% Fee Rate)                                8.13%

Lincoln National Variable Annuity Account H

                                                             1997          1998          1999          2000
                                                             Total Return* Total Return* Total Return* Total Return*
---------------------------------------------------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III Plus (1.85% Fee Rate)                                  --            --           --             --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --           --         (10.17)%
  Legacy III C Share (1.55% Fee Rate)                               --            --           --         (10.22)%
  Legacy III C Share (1.65% Fee Rate)                               --            --           --         (10.27)%
  Legacy III C Share (1.85% Fee Rate)                               --            --           --             --
  Legacy III C Share (1.90% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.60% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.70% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.90% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.95% Fee Rate)                               --            --           --             --
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                     24.15%        16.79%        9.98%          6.79%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   24.15%        16.79%        9.98%          6.79%
  Legacy II (1.50% Fee Rate)                                     22.71%        16.61%        9.82%          6.63%
  Legacy II (1.60% Fee Rate)                                        --            --           --             --
  Legacy II (1.75% Fee Rate)                                        --            --           --             --
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                    18.72%        16.62%        9.81%          6.61%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                  18.72%        16.62%        9.81%          6.61%
  Legacy III (1.40% Fee Rate)                                    18.60%        16.45%        9.65%          6.45%
  Legacy III (1.50% Fee Rate)                                       --            --           --             --
  Legacy III (1.60% Fee Rate)                                       --            --           --             --
  Legacy III (1.65% Fee Rate)                                       --            --           --             --
  Shareholder's Advantage (.60% Fee Rate)                           --            --         9.24%          7.33%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)         --            --         9.21%          7.36%
  Shareholder's Advantage (.72% Fee Rate)                           --            --         9.21%          7.20%
  Shareholder's Advantage (.92% Fee Rate)                           --            --           --             --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --           --             --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --           --           4.47%
  Legacy III Plus (1.50% Fee Rate)                                  --            --           --           4.44%
  Legacy III Plus (1.60% Fee Rate)                                  --            --           --           4.38%
  Legacy III Plus (1.70% Fee Rate)                                  --            --           --             --
  Legacy III Plus (1.80% Fee Rate)                                  --            --           --             --
  Legacy III Plus (1.85% Fee Rate)                                  --            --           --             --
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --            --           --           4.47%
  Legacy III C Share (1.55% Fee Rate)                               --            --           --           4.42%
  Legacy III C Share (1.65% Fee Rate)                               --            --           --           4.36%
  Legacy III C Share (1.85% Fee Rate)                               --            --           --             --
  Legacy III C Share (1.90% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.60% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.70% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.90% Fee Rate)                               --            --           --             --
  Legacy III L Share (1.95% Fee Rate)                               --            --           --             --
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                     10.90%        (0.90)%       4.38%         (4.36)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                   10.90%        (0.90)%       4.38%         (4.36)%
  Legacy II (1.50% Fee Rate)                                     10.31%        (1.05)%       4.22%         (4.50)%
  Legacy II (1.60% Fee Rate)                                        --            --           --             --
  Legacy II (1.75% Fee Rate)                                        --            --           --             --
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                     9.60%        (0.98)%       4.22%         (4.51)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   9.60%        (0.98)%       4.22%         (4.51)%
  Legacy III (1.40% Fee Rate)                                     9.49%        (1.13)%       4.07%         (4.65)%
  Legacy III (1.50% Fee Rate)                                       --            --           --             --
  Legacy III (1.60% Fee Rate)                                       --            --           --             --
  Legacy III (1.65% Fee Rate)                                       --            --           --             --
  Shareholder's Advantage (.60% Fee Rate)                           --            --         4.66%         (3.87)%
  Shareholder's Advantage (.72% Fee Rate)                           --            --         4.63%         (3.98)%
  Shareholder's Advantage (.92% Fee Rate)                           --            --           --             --
  Shareholder's Advantage (1.05% Fee Rate)                          --            --           --             --
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --            --           --          (4.95)%
  Legacy III Plus (1.50% Fee Rate)                                  --            --           --          (4.96)%

                                                             2001
                                                             Total Return*
--------------------------------------------------------------------------
AFIS Growth Class II Fund (continued)
  Legacy III Plus (1.85% Fee Rate)                               23.08%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                           (19.41)%
  Legacy III C Share (1.65% Fee Rate)                           (19.49)%
  Legacy III C Share (1.85% Fee Rate)                            23.07%
  Legacy III C Share (1.90% Fee Rate)                            23.06%
  Legacy III L Share (1.60% Fee Rate)                            23.19%
  Legacy III L Share (1.70% Fee Rate)                            23.15%
  Legacy III L Share (1.90% Fee Rate)                            23.08%
  Legacy III L Share (1.95% Fee Rate)                            23.06%
AFIS Growth-Income Fund
  Legacy II (1.35% Fee Rate)                                      1.40%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                    1.40%
  Legacy II (1.50% Fee Rate)                                      1.24%
  Legacy II (1.60% Fee Rate)                                     13.22%
  Legacy II (1.75% Fee Rate)                                     10.79%
AFIS Growth-Income Class II Fund
  Legacy III (1.25% Fee Rate)                                     1.28%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   1.28%
  Legacy III (1.40% Fee Rate)                                     1.13%
  Legacy III (1.50% Fee Rate)                                     9.11%
  Legacy III (1.60% Fee Rate)                                     5.35%
  Legacy III (1.65% Fee Rate)                                    10.75%
  Shareholder's Advantage (.60% Fee Rate)                         1.94%
  Shareholder's Advantage--Annuity Reserves (.60% Fee Rate)       1.94%
  Shareholder's Advantage (.72% Fee Rate)                         1.82%
  Shareholder's Advantage (.92% Fee Rate)                         5.57%
  Shareholder's Advantage (1.05% Fee Rate)                       10.94%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                                1.03%
  Legacy III Plus (1.60% Fee Rate)                                0.93%
  Legacy III Plus (1.70% Fee Rate)                                9.05%
  Legacy III Plus (1.80% Fee Rate)                                5.28%
  Legacy III Plus (1.85% Fee Rate)                               13.09%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)             --
  Legacy III C Share (1.55% Fee Rate)                             0.98%
  Legacy III C Share (1.65% Fee Rate)                             0.88%
  Legacy III C Share (1.85% Fee Rate)                            13.09%
  Legacy III C Share (1.90% Fee Rate)                            13.07%
  Legacy III L Share (1.60% Fee Rate)                            13.17%
  Legacy III L Share (1.70% Fee Rate)                            13.14%
  Legacy III L Share (1.90% Fee Rate)                            13.08%
  Legacy III L Share (1.95% Fee Rate)                            13.06%
AFIS High-Yield Bond Fund
  Legacy II (1.35% Fee Rate)                                      6.57%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                    6.57%
  Legacy II (1.50% Fee Rate)                                      6.41%
  Legacy II (1.60% Fee Rate)                                      4.90%
  Legacy II (1.75% Fee Rate)                                      4.56%
AFIS High-Yield Bond Class II Fund
  Legacy III (1.25% Fee Rate)                                     6.39%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                   6.39%
  Legacy III (1.40% Fee Rate)                                     6.23%
  Legacy III (1.50% Fee Rate)                                     5.90%
  Legacy III (1.60% Fee Rate)                                     1.77%
  Legacy III (1.65% Fee Rate)                                     4.81%
  Shareholder's Advantage (.60% Fee Rate)                         7.09%
  Shareholder's Advantage (.72% Fee Rate)                         6.96%
  Shareholder's Advantage (.92% Fee Rate)                         1.98%
  Shareholder's Advantage (1.05% Fee Rate)                        4.97%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)                --
  Legacy III Plus (1.50% Fee Rate)                                6.13%

Lincoln National Variable Annuity Account H

                                                         1997          1998          1999          2000          2001
                                                         Total Return* Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
AFIS High-Yield Bond Class II Fund (continued)
  Legacy III Plus (1.60% Fee Rate)                             --             --            --         (5.02)%        6.02%
  Legacy III Plus (1.70% Fee Rate)                             --             --            --            --          5.83%
  Legacy III Plus (1.80% Fee Rate)                             --             --            --            --          4.76%
  Legacy III Plus (1.85% Fee Rate)                             --             --            --            --          4.75%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        --             --            --         (4.95)%          --
  Legacy III C Share (1.55% Fee Rate)                          --             --            --         (4.98)%        6.07%
  Legacy III C Share (1.65% Fee Rate)                          --             --            --         (5.04)%        5.97%
  Legacy III C Share (1.85% Fee Rate)                          --             --            --            --          4.76%
  Legacy III C Share (1.90% Fee Rate)                          --             --            --            --          4.72%
  Legacy III L Share (1.60% Fee Rate)                          --             --            --            --          4.84%
  Legacy III L Share (1.70% Fee Rate)                          --             --            --            --          4.79%
  Legacy III L Share (1.90% Fee Rate)                          --             --            --            --          4.75%
  Legacy III L Share (1.95% Fee Rate)                          --             --            --            --          4.73%
AFIS International Fund
  Legacy II (1.35% Fee Rate)                                 7.60%         19.59%        74.07%       (22.90)%      (20.81)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)               7.60%         19.59%        74.07%       (22.90)%      (20.81)%
  Legacy II (1.50% Fee Rate)                                 3.62%         19.46%        73.82%       (23.02)%      (20.93)%
  Legacy II (1.60% Fee Rate)                                   --             --            --            --          8.49%
  Legacy II (1.75% Fee Rate)                                   --             --            --            --          8.44%
AFIS International Class II Fund
  Legacy III (1.25% Fee Rate)                                2.49%         19.42%        73.79%       (23.03)%      (20.88)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)              2.49%         19.42%        73.79%       (23.03)%      (20.88)%
  Legacy III (1.40% Fee Rate)                                2.39%         19.24%        73.53%       (23.14)%      (21.00)%
  Legacy III (1.50% Fee Rate)                                  --             --            --            --          7.49%
  Legacy III (1.60% Fee Rate)                                  --             --            --            --          2.24%
  Legacy III (1.65% Fee Rate)                                  --             --            --            --          8.41%
  Shareholder's Advantage (.60% Fee Rate)                      --             --         40.76%       (22.51)%      (20.37)%
  Shareholder's Advantage (.72% Fee Rate)                      --             --         40.73%       (22.60)%      (20.46)%
  Shareholder's Advantage (.92% Fee Rate)                      --             --            --            --          2.46%
  Shareholder's Advantage (1.05% Fee Rate)                     --             --            --            --          8.58%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           --             --            --        (21.62)%          --
  Legacy III Plus (1.50% Fee Rate)                             --             --            --        (21.65)%      (21.08)%
  Legacy III Plus (1.60% Fee Rate)                             --             --            --        (21.68)%      (21.16)%
  Legacy III Plus (1.70% Fee Rate)                             --             --            --            --          7.43%
  Legacy III Plus (1.80% Fee Rate)                             --             --            --            --          8.38%
  Legacy III Plus (1.85% Fee Rate)                             --             --            --            --          8.35%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        --             --            --        (21.62)%          --
  Legacy III C Share (1.55% Fee Rate)                          --             --            --        (21.67)%      (21.12)%
  Legacy III C Share (1.65% Fee Rate)                          --             --            --        (21.70)%      (21.20)%
  Legacy III C Share (1.85% Fee Rate)                          --             --            --            --          8.36%
  Legacy III C Share (1.90% Fee Rate)                          --             --            --            --          8.34%
  Legacy III L Share (1.60% Fee Rate)                          --             --            --            --          8.43%
  Legacy III L Share (1.70% Fee Rate)                          --             --            --            --          8.40%
  Legacy III L Share (1.90% Fee Rate)                          --             --            --            --          8.35%
  Legacy III L Share (1.95% Fee Rate)                          --             --            --            --          8.34%
AFIS New World Fund
  Legacy II (1.35% Fee Rate)                                   --             --         17.58%       (13.61)%       (5.28)%
  Legacy II--Annuity Reserves (1.35% Fee Rate)                 --             --         17.58%       (13.61)%       (5.28)%
  Legacy II (1.50% Fee Rate)                                   --             --         17.49%       (13.74)%       (5.42)%
  Legacy II (1.60% Fee Rate)                                   --             --            --            --         12.14%
  Legacy II (1.75% Fee Rate)                                   --             --            --            --         11.55%
AFIS New World Class II Fund
  Legacy III (1.25% Fee Rate)                                  --             --         17.53%       (13.78)%       (5.39)%
  Legacy III--Annuity Reserves (1.25% Fee Rate)                --             --         17.53%       (13.78)%       (5.39)%
  Legacy III (1.40% Fee Rate)                                  --             --         17.43%       (13.91)%       (5.53)%
  Legacy III (1.50% Fee Rate)                                  --             --            --            --         13.14%
  Legacy III (1.60% Fee Rate)                                  --             --            --            --          4.28%
  Legacy III (1.65% Fee Rate)                                  --             --            --            --         12.04%
  Shareholder's Advantage (.60% Fee Rate)                      --             --         23.81%       (13.20)%       (4.77)%
  Shareholder's Advantage (.72% Fee Rate)                      --             --         23.78%       (13.31)%       (4.88)%
  Shareholder's Advantage (.92% Fee Rate)                      --             --            --            --         12.27%

Lincoln National Variable Annuity Account H

                                                         1997          1998          1999          2000          2001
                                                         Total Return* Total Return* Total Return* Total Return* Total Return*
------------------------------------------------------------------------------------------------------------------------------
AFIS New World Class II Fund (continued)
  Shareholder's Advantage (1.05% Fee Rate)                     --            --             --            --         12.22%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           --            --             --        (11.14)%          --
  Legacy III Plus (1.50% Fee Rate)                             --            --             --        (11.18)%       (5.62)%
  Legacy III Plus (1.60% Fee Rate)                             --            --             --        (11.23)%       (5.72)%
  Legacy III Plus (1.70% Fee Rate)                             --            --             --            --         13.09%
  Legacy III Plus (1.80% Fee Rate)                             --            --             --            --         11.99%
  Legacy III Plus (1.85% Fee Rate)                             --            --             --            --         11.98%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        --            --             --        (11.14)%          --
  Legacy III C Share (1.55% Fee Rate)                          --            --             --        (11.20)%       (5.67)%
  Legacy III C Share (1.65% Fee Rate)                          --            --             --         (1.25)%       (5.76)%
  Legacy III C Share (1.85% Fee Rate)                          --            --             --            --         11.98%
  Legacy III C Share (1.90% Fee Rate)                          --            --             --            --         11.96%
  Legacy III L Share (1.60% Fee Rate)                          --            --             --            --         12.09%
  Legacy III L Share (1.70% Fee Rate)                          --            --             --            --         12.05%
  Legacy III L Share (1.90% Fee Rate)                          --            --             --            --         12.00%
  Legacy III L Share (1.95% Fee Rate)                          --            --             --            --         11.98%
AFIS U.S. Government/AAA-Rated Securities Fund
  Legacy II (1.35% Fee Rate)                                 7.00%         6.74%         (1.86)%       10.19%         5.80%
  Legacy II--Annuity Reserves (1.35% Fee Rate)               7.00%         6.74%         (1.86)%       10.19%         5.80%
  Legacy II (1.50% Fee Rate)                                 7.30%         6.58%         (2.01)%       10.03%         5.64%
  Legacy II (1.60% Fee Rate)                                   --            --             --            --        (36.82)%
  Legacy II (1.75% Fee Rate)                                   --            --             --            --         (0.25)%
AFIS U.S. Government/AAA-Rated Securities Class II Fund
  Legacy III (1.25% Fee Rate)                                6.69%         6.59%         (2.01)%       10.00%         5.69%
  Legacy III--Annuity Reserves (1.25% Fee Rate)              6.69%         6.59%         (2.01)%       10.00%         5.69%
  Legacy III (1.40% Fee Rate)                                6.58%         6.43%         (2.16)%        9.84%         5.53%
  Legacy III (1.50% Fee Rate)                                  --            --             --            --         (1.01)%
  Legacy III (1.60% Fee Rate)                                  --            --             --            --          0.50%
  Legacy III (1.65% Fee Rate)                                  --            --             --            --         (0.30)%
  Shareholder's Advantage (.60% Fee Rate)                      --            --           0.35%        10.74%         6.38%
  Shareholder's Advantage (.72% Fee Rate)                      --            --           0.34%        10.62%         6.25%
  Shareholder's Advantage (.92% Fee Rate)                      --            --             --            --          0.16%
  Shareholder's Advantage (1.05% Fee Rate)                     --            --             --            --         (0.14)%
  Legacy III Plus--Annuity Reserves (1.40% Fee Rate)           --            --             --          6.19%           --
  Legacy III Plus (1.50% Fee Rate)                             --            --             --          6.17%         5.42%
  Legacy III Plus (1.60% Fee Rate)                             --            --             --          6.10%         5.32%
  Legacy III Plus (1.70% Fee Rate)                             --            --             --            --         (1.07)%
  Legacy III Plus (1.80% Fee Rate)                             --            --             --            --          0.47%
  Legacy III Plus (1.85% Fee Rate)                             --            --             --            --         (0.35)%
  Legacy III C Share--Annuity Reserves (1.40% Fee Rate)        --            --             --          6.19%           --
  Legacy III C Share (1.55% Fee Rate)                          --            --             --          6.14%         5.37%
  Legacy III C Share (1.65% Fee Rate)                          --            --             --          6.05%         5.27%
  Legacy III C Share (1.85% Fee Rate)                          --            --             --            --         (0.34)%
  Legacy III C Share (1.90% Fee Rate)                          --            --             --            --         (0.35)%
  Legacy III L Share (1.60% Fee Rate)                          --            --             --            --         (0.26)%
  Legacy III L Share (1.70% Fee Rate)                          --            --             --            --         (0.32)%
  Legacy III L Share (1.90% Fee Rate)                          --            --             --            --         (0.36)%
  Legacy III L Share (1.95% Fee Rate)                          --            --             --            --         (0.36)%

* The total return does not include contract charges deducted from the contract account values.

Lincoln National Variable Annuity Account H

The following are the investment income ratios for the year or period ended December 31, 2001. Investment income ratios are not annualized.

                                                                 Investment
                                                                 Income Ratio(1)
         -----------------------------------------------------------------------
         AFIS Asset Allocation Fund                                    3.76%
         AFIS Asset Allocation Class II Fund                           3.59%
         AFIS Blue Chip Income and Growth Fund                         0.91%
         AFIS Blue Chip Income and Growth Class II Fund                0.98%
         AFIS Bond Fund                                                5.27%
         AFIS Bond Class II Fund                                       5.10%
         AFIS Cash Management Fund                                     5.59%
         AFIS Cash Management Class II Fund                            4.66%
         AFIS Global Discovery Fund                                    0.68%
         AFIS Global Discovery Class II Fund                           0.59%
         AFIS Global Growth Fund                                       0.94%
         AFIS Global Growth Class II Fund                              0.73%
         AFIS Global Small Capitalization Fund                         1.07%
         AFIS Global Small Capitalization Class II Fund                0.89%
         AFIS Growth Fund                                              0.65%
         AFIS Growth Class II Fund                                     0.48%
         AFIS Growth-Income Fund                                       2.06%
         AFIS Growth-Income Class II Fund                              1.91%
         AFIS High-Yield Bond Fund                                    10.89%
         AFIS High-Yield Bond Class II Fund                           10.82%
         AFIS International Fund                                       1.10%
         AFIS International Class II Fund                              0.90%
         AFIS New World Fund                                           0.19%
         AFIS New World Class II Fund                                  0.19%
         AFIS U.S. Government/AAA-Rated Securities Fund                5.54%
         AFIS U.S. Government/AAA-Rated Securities Class II Fund       5.27%

--------
(1)These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Lincoln National Variable Annuity Account H

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                                        Aggregate      Aggregate
                                                        Cost of        Proceeds
                                                        Purchases      from Sales
-----------------------------------------------------------------------------------
AFIS Asset Allocation Fund                              $  102,154,362 $130,925,162
AFIS Asset Allocation Class II Fund                        174,353,068    7,814,341
AFIS Blue Chip Income and Growth Fund                       36,730,499      750,117
AFIS Blue Chip Income and Growth Class II Fund              57,379,843      786,082
AFIS Bond Fund                                              58,451,442   26,738,088
AFIS Bond Class II Fund                                     82,418,744    7,604,222
AFIS Cash Management Fund                                  206,004,200  199,248,242
AFIS Cash Management Class II Fund                         481,249,234  420,642,437
AFIS Global Discovery Fund                                   2,382,767      285,825
AFIS Global Discovery Class II Fund                          6,284,380    2,290,404
AFIS Global Growth Fund                                     29,305,339   65,420,565
AFIS Global Growth Class II Fund                           110,208,695   28,078,658
AFIS Global Small Capitalization Fund                       22,995,971   43,649,246
AFIS Global Small Capitalization Class II Fund              70,682,441   28,382,381
AFIS Growth Fund                                         1,431,805,391  993,414,343
AFIS Growth Class II Fund                                  761,765,510   65,029,025
AFIS Growth-Income Fund                                    645,820,369  671,368,868
AFIS Growth-Income Class II Fund                           672,938,758   21,655,769
AFIS High-Yield Bond Fund                                   63,036,525   79,942,630
AFIS High-Yield Bond Class II Fund                          60,730,604   17,720,567
AFIS International Fund                                    589,772,175  475,880,692
AFIS International Class II Fund                           607,554,417  421,855,632
AFIS New World Fund                                          7,602,751   14,252,912
AFIS New World Class II Fund                                38,078,923   26,754,527
AFIS U.S. Government/AAA-Rated Securities Fund              68,065,331   51,507,942
AFIS U.S. Government/AAA-Rated Securities Class II Fund     71,130,784    8,593,980

Lincoln National Variable Annuity Account H

5. Investments
The following is a summary of investments owned at December 31, 2001.

                                                                    Net
                                                        Shares      Asset  Value of       Cost of
                                                        Outstanding Value  Shares         Shares
--------------------------------------------------------------------------------------------------------
AFIS Asset Allocation Fund                               66,014,083 $14.30 $  944,001,385 $  868,050,548
AFIS Asset Allocation Class II Fund                      36,803,968  14.25    524,456,537    566,083,250
AFIS Blue Chip Income and Growth Fund                     3,845,823   9.43     36,266,108     35,948,205
AFIS Blue Chip Income and Growth Class II Fund            6,087,625   9.42     57,345,432     56,544,572
AFIS Bond Fund                                           17,072,773  10.44    178,239,750    174,383,874
AFIS Bond Class II Fund                                  17,948,841  10.40    186,667,946    183,436,017
AFIS Cash Management Fund                                16,458,478  11.41    187,791,232    188,279,405
AFIS Cash Management Class II Fund                        9,492,090  11.37    107,925,068    107,797,314
AFIS Global Discovery Fund                                  225,060   9.30      2,093,060      2,089,286
AFIS Global Discovery Class II Fund                         433,893   9.30      4,035,205      3,938,936
AFIS Global Growth Fund                                  13,777,568  13.42    184,894,962    206,651,490
AFIS Global Growth Class II Fund                         31,430,955  13.38    420,546,179    500,346,905
AFIS Global Small Capitalization Fund                    11,173,756  11.52    128,721,666    164,829,782
AFIS Global Small Capitalization Class II Fund           16,413,103  11.48    188,422,420    238,087,581
AFIS Growth Fund                                        101,671,436  44.30  4,504,044,615  4,413,650,514
AFIS Growth Class II Fund                                36,439,674  44.08  1,606,260,827  2,159,599,989
AFIS Growth-Income Fund                                 151,662,815  31.70  4,807,711,246  4,529,457,295
AFIS Growth-Income Class II Fund                         65,511,432  31.58  2,068,851,037  2,308,733,195
AFIS High-Yield Bond Fund                                29,550,946  11.78    348,110,139    399,945,579
AFIS High-Yield Bond Class II Fund                       13,143,410  11.74    154,303,629    169,416,507
AFIS International Fund                                 136,066,015  12.01  1,634,152,843  1,966,921,285
AFIS International Class II Fund                         34,543,936  11.97    413,490,910    502,601,114
AFIS New World Fund                                       3,552,822   9.44     33,538,636     38,077,794
AFIS New World Class II Fund                              9,401,237   9.41     88,465,636     98,906,663
AFIS U.S. Government/AAA-Rated Securities Fund           27,922,720  11.87    331,442,688    316,159,927
AFIS U.S. Government/AAA-Rated Securities Class II Fund  11,294,634  11.83    133,615,524    129,543,925

6. New Investment Funds and Fund Name Changes

During 2000, the American Variable Insurance Series (AVIS) family of funds changed its name to American Funds Insurance Series (AFIS).

During 2001, the AFIS Blue Chip Income and Growth Fund, the AFIS Blue Chip Income and Growth Class II Fund, the AFIS Global Discovery Fund and the AFIS Global Discovery Class II Fund became available as investment options for Variable Account contract owners. Accordingly, the 2001 statements of operations and changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from July 3, 2001 (commencement of operations) to December 31, 2001.

Report of Ernst & Young LLP, Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liabilities of Lincoln National Variable Annuity Account H ("Variable Account") (comprised of the following subaccounts: AFIS Asset Allocation, AFIS Asset Allocation Class II, AFIS Blue Chip Income and Growth, AFIS Blue Chip Income and Growth Class II, AFIS Bond, AFIS Bond Class II, AFIS Cash Management, AFIS Cash Management Class II, AFIS Global Discovery, AFIS Global Discovery Class II, AFIS Global Growth, AFIS Global Growth Class II, AFIS Global Small Capitalization, AFIS Global Small Capitalization Class II, AFIS Growth, AFIS Growth Class II,
AFIS Growth-Income, AFIS Growth-Income Class II, AFIS High-Yield Bond, AFIS High-Yield Bond Class II, AFIS International, AFIS International Class II, AFIS New World, AFIS New World Class II, AFIS U.S. Government/AAA-Rated Securities and AFIS U.S. Government/AAA-Rated Securities Class II), as of December 31, 2001, the related statement of operations for the respective year or period then ended, and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account H at December 31, 2001, the results of their operations for the respective year or period then ended, and the changes in their net assets for each of the respective two years or periods in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

The Lincoln National Life Insurance Company

Balance Sheets -- Statutory Basis

                                                         December 31
                                                       2001      2000
                                                     --------- ---------
                                                        (in millions)
                                                     -------------------
        Admitted assets
        Cash and investments:
         Bonds                                       $23,421.0 $21,852.5

        -----------------------------------------
         Preferred stocks                                223.6     261.7

        -----------------------------------------
         Unaffiliated common stocks                      107.6     161.7

        -----------------------------------------
         Affiliated common stocks                        623.5     743.0

        -----------------------------------------
         Mortgage loans on real estate                 4,098.7   4,102.0

        -----------------------------------------
         Real estate:

        -----------------------------------------
           Properties occupied by the company              6.2      10.5

        -----------------------------------------
           Properties held for sale                      243.6     261.2

        -----------------------------------------
         Policy loans                                  1,708.7   1,723.5

        -----------------------------------------
         Short-term investments                          798.1   1,427.9

        -----------------------------------------
         Other investments                               466.6     485.0

        -----------------------------------------
         Cash and cash equivalents                     1,899.4      20.5

                                                     --------- ---------
        -----------------------------------------
        Total cash and investments
        -----------------------------------------     33,597.0  31,049.5
        Premiums and fees in course of collection
        -----------------------------------------          3.1     111.5
        Accrued investment income
        -----------------------------------------        457.2     444.2
        Reinsurance recoverable
        -----------------------------------------        550.4     450.7
        Funds withheld by ceding companies
        -----------------------------------------        154.1      74.4
        Company owned policies and contracts
        -----------------------------------------        361.4     335.0
        Net deferred federal income taxes
        -----------------------------------------        180.2        --
        Goodwill
        -----------------------------------------         33.1      38.4
        Other admitted assets
        -----------------------------------------        130.9     106.2
        Separate account assets                       38,636.5  43,904.6
        -----------------------------------------    --------- ---------
        Total admitted assets                        $74,103.9 $76,514.5
        -----------------------------------------    ========= =========

                                                                  December 31
                                                               2001       2000
                                                             ---------  ---------
                                                                 (in millions)
                                                             --------------------
Liabilities and capital and surplus
Liabilities:
 Policy and contract liabilities:
------------------------------------------------------------
   Future policy benefits and claims                         $28,071.8  $27,828.0
------------------------------------------------------------
   Dividends payable                                              65.1       77.7
------------------------------------------------------------
   Other policyholder liabilities                                 56.0      220.5
------------------------------------------------------------ ---------  ---------
 Total policy and contract liabilities                        28,192.9   28,126.2
------------------------------------------------------------
 Amounts withheld or retained by Company as agent or trustee     869.5      639.8
------------------------------------------------------------
 Funds held under reinsurance treaties                         1,693.1      849.6
------------------------------------------------------------
 Asset valuation reserve                                         454.5      534.1
------------------------------------------------------------
 Interest maintenance reserve                                      7.7       20.9
------------------------------------------------------------
 Income taxes payable to parent                                  537.4       20.1
------------------------------------------------------------
 Other liabilities                                               965.8      516.7
------------------------------------------------------------
 Short-term loan payable to parent company                       200.0      199.5
------------------------------------------------------------
 Net transfers due from separate accounts                       (967.0)    (976.1)
------------------------------------------------------------
 Separate account liabilities                                 38,634.0   43,904.6
------------------------------------------------------------ ---------  ---------
Total liabilities                                             70,587.9   73,835.4
------------------------------------------------------------

Capital and surplus:
 Common stock, $2.50 par value:

    Authorized, issued and outstanding shares--10 million
    (owned by Lincoln National Corporation)                     25.0      25.0
 --------------------------------------------------------
  Surplus notes due to Lincoln National Corporation          1,250.0   1,250.0
 --------------------------------------------------------
  Paid-in surplus                                            1,520.4   2,006.1
 --------------------------------------------------------
  Unassigned surplus (deficit)                                 720.6    (602.0)
 --------------------------------------------------------  --------- ---------
 Total capital and surplus                                   3,516.0   2,679.1
 --------------------------------------------------------  --------- ---------
 Total liabilities and capital and surplus                 $74,103.9 $76,514.5
 --------------------------------------------------------  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Operations -- Statutory Basis

                                                                                     Year ended December 31
                                                                                   2001       2000      1999
                                                                                 ---------  --------- ---------
                                                                                          (in millions)
                                                                                 ------------------------------
Premiums and other revenues:
Life and annuity premiums                                                        $ 7,681.0  $ 7,985.7 $ 8,001.4
--------------------------------------------------------------
Accident and health premiums                                                        (286.1)     115.7    (258.2)
--------------------------------------------------------------
Net investment income                                                              2,128.4    2,125.5   2,203.2
--------------------------------------------------------------
Amortization of interest maintenance reserve                                          21.2       21.6      29.1
--------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded                              966.1      568.4     472.3
--------------------------------------------------------------
Reserve adjustment on reinsurance ceded                                               32.0      407.5    (469.6)
--------------------------------------------------------------
Expense charges on deposit funds                                                      56.7      118.2     146.5
--------------------------------------------------------------
Separate account investment management and administration service fees               574.3      624.8     473.9
--------------------------------------------------------------
Other income                                                                         175.2      166.2      88.8
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Total revenues                                                                    11,348.8   12,133.6  10,687.4
--------------------------------------------------------------
Benefits and expenses:
Benefits and settlement expenses                                                   8,686.7    8,950.3   8,504.8
--------------------------------------------------------------                     1,691.1    2,466.2   1,618.4
Underwriting, acquisition, insurance and other expenses                          ---------  --------- ---------
--------------------------------------------------------------
Total benefits paid or provided                                                   10,377.8   11,416.5  10,123.2
--------------------------------------------------------------
Gain from operations before dividends to policyholders, income taxes and net
realized gain (loss) on investments                                                  971.0      717.1     564.2
--------------------------------------------------------------
Dividends to policyholders                                                            75.2       80.2      80.3
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before federal income taxes and net realized gain (loss) on
investments                                                                          895.8      636.9     483.9
--------------------------------------------------------------
Federal income taxes                                                                 456.5       94.9      85.4
                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Gain from operations before net realized gain (loss) on investments                  439.3      542.0     398.5
--------------------------------------------------------------
Net realized gain (loss) on investments, net of income tax expense and excluding
net transfers to the interest maintenance reserve                                   (260.3)      27.9     114.4

                                                                                 ---------  --------- ---------
--------------------------------------------------------------
Net income                                                                       $   179.0  $   569.9 $   512.9
-------------------------------------------------------------------------------- =========  ========= =========


See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                 Unassigned    Total
                                                       Common Surplus  Paid-in    Surplus   Capital and
                                                       Stock   Notes   Surplus   (Deficit)    Surplus
                                                       ------ -------- --------  ---------- -----------
                                                                        (in millions)
                                                       -----------------------------------------------
Balances at January 1, 1999                            $25.0  $1,250.0 $1,930.1   $ (640.6)  $2,564.5
------------------------------------------------------
Net income                                                --        --       --      512.9      512.9
------------------------------------------------------
Increase in difference in cost and admitted investment
amounts                                                   --        --       --     (101.9)    (101.9)
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (22.9)     (22.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --       26.0       26.0
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --       71.8       71.8
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --       (6.4)      (6.4)
------------------------------------------------------
Paid-in surplus                                           --        --     12.5         --       12.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (530.0)    (530.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 1999                           25.0   1,250.0  1,942.6     (691.1)   2,526.5
------------------------------------------------------

Net income                                                --        --       --      569.9      569.9
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       17.2       17.2
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --      (21.9)     (21.9)
------------------------------------------------------
Decrease in liability for reinsurance in unauthorized
companies                                                 --        --       --        0.6        0.6
------------------------------------------------------
Amortization of gain on reinsurance transaction           --        --       --       (7.9)      (7.9)
------------------------------------------------------
Change in policy reserve valuation basis                  --        --       --       (5.6)      (5.6)
------------------------------------------------------
Increase in asset valuation reserve                       --        --       --      (43.2)     (43.2)
------------------------------------------------------
Paid-in surplus                                           --        --     63.5         --       63.5
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --       --     (420.0)    (420.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2000                           25.0   1,250.0  2,006.1     (602.0)   2,679.1
------------------------------------------------------

Net income                                                --        --       --      179.0      179.0
------------------------------------------------------
Cumulative effect of adoption of codification             --        --       --        8.7        8.7
------------------------------------------------------
Decrease in difference in cost and admitted investment
amounts                                                   --        --       --       77.7       77.7
------------------------------------------------------
Increase in nonadmitted assets                            --        --       --     (162.8)    (162.8)
------------------------------------------------------
Increase in liability for reinsurance in unauthorized
companies                                                 --        --       --      (59.4)     (59.4)
------------------------------------------------------
Gain on reinsurance transaction                           --        --       --    1,027.0    1,027.0
------------------------------------------------------
Change in net deferred income taxes                       --        --       --      169.8      169.8
------------------------------------------------------
Curtailment gain on employee benefit plans                --        --       --       12.4       12.4
------------------------------------------------------
Decrease in asset valuation reserve                       --        --       --       70.2       70.2
------------------------------------------------------
Paid-in surplus                                           --        --      9.3         --        9.3
------------------------------------------------------
Dividends to Lincoln National Corporation                 --        --   (495.0)        --     (495.0)
------------------------------------------------------ -----  -------- --------   --------   --------
Balances at December 31, 2001                          $25.0  $1,250.0 $1,520.4   $  720.6   $3,516.0
------------------------------------------------------ =====  ======== ========   ========   ========

See accompanying notes.

The Lincoln National Life Insurance Company

Statements of Cash Flow -- Statutory Basis

                                                                             Year ended December 31
                                                                           2001       2000       1999
                                                                        ----------  ---------  ---------
                                                                                  (in millions)
                                                                        --------------------------------
Operating activities
Premiums, policy proceeds and other considerations received
----------------------------------------------------------------------- $  7,579.5  $ 8,082.8  $ 7,671.1
Allowances and reserve adjustments received (paid) on reinsurance ceded
-----------------------------------------------------------------------      802.8      610.1      (19.9)
Investment income received
-----------------------------------------------------------------------    1,990.1    2,109.8    2,168.6
Separate account investment management and administration service fees received
-----------------------------------------------------------------------      574.2      624.8      470.6
Benefits paid
-----------------------------------------------------------------------   (8,723.5)  (9,843.9)  (8,699.4)
Underwriting, acquisition, insurance and other expenses paid
-----------------------------------------------------------------------   (1,926.6)  (1,796.4)  (1,734.5)
Proceeds related to reinsurance agreements
-----------------------------------------------------------------------    1,472.8         --       71.8
Federal income taxes paid
-----------------------------------------------------------------------      (66.6)     (16.3)     (81.2)
Dividends to policyholders
-----------------------------------------------------------------------      (87.7)     (82.6)     (82.8)
Other income received and expenses paid, net                               1,194.0      (48.9)     252.1
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) operating activities
-----------------------------------------------------------------------    2,809.0     (360.6)      16.4

Investing activities
Sale, maturity or repayment of investments
-----------------------------------------------------------------------    9,473.3    5,845.5    6,557.7
Proceeds from sale of subsidiaries
-----------------------------------------------------------------------      330.8         --         --
Purchase of investments
-----------------------------------------------------------------------  (10,841.1)  (4,719.6)  (5,940.8)
Other sources (uses) including reinsured policy loans                         13.3     (344.6)    (497.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash (used in) provided by investing activities
-----------------------------------------------------------------------   (1,023.7)     781.3      119.9

Financing activities
Surplus paid-in
-----------------------------------------------------------------------        9.3       63.5       12.5
Proceeds from borrowings from shareholder
-----------------------------------------------------------------------      200.0      180.0      205.0
Repayment of borrowings from shareholder
-----------------------------------------------------------------------     (180.0)    (205.0)    (140.0)
Deposits on deposit type contract funds
-----------------------------------------------------------------------       (5.5)        --         --
Withdrawals on deposit type contract funds
-----------------------------------------------------------------------      (65.0)        --         --
Dividends paid to shareholder                                               (495.0)    (420.0)    (530.0)
----------------------------------------------------------------------- ----------  ---------  ---------
Net cash provided by (used in) financing activities                         (536.2)    (381.5)    (452.5)
----------------------------------------------------------------------- ----------  ---------  ---------
Net increase (decrease) in cash and short-term investments
-----------------------------------------------------------------------    1,249.1       39.2     (316.2)
Cash and short-term investments at beginning of year                       1,448.4    1,409.2    1,725.4
----------------------------------------------------------------------- ----------  ---------  ---------
Cash and short-term investments at end of year                          $  2,697.5  $ 1,448.4  $ 1,409.2
----------------------------------------------------------------------- ==========  =========  =========


See accompanying notes.

The Lincoln National Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies


Organization and Operations
The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries and eight non-insurance subsidiaries, including three limited liability companies.

The Company's principal businesses consist of underwriting annuities and life insurance contracts through multiple distribution channels. The Company is licensed and sells its products in 49 states, Canada and several territories of the United States.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners' ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of aquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, all derivatives are reported on the balance sheet at fair value, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder's equity rather than to income as required for fair value hedges.

 Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income, as would be required under GAAP.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

The Lincoln National Life Insurance Company

 Subsidiaries
 The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally past-due agents' balances, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying statements of income. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefit Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis, except for certain reinsurance contracts that provide statutory surplus relief to other insurance companies, for which a right of offset exists.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are cred ited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Under statutory accounting, the initial gain from a reinsurance transaction is recognized as a separate a component of surplus (net of tax) and is recorded in income over time at the rate that earnings on the reinsured business are expected to emerge. Under GAAP, the gain is recognized as deferred revenue (a liability), net of DAC adjustments and is amortized into earnings over time at the rate that earnings on the reinsured business are expected to emerge.

 Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Effective January 1, 2001, deferred federal income taxes are provided; however, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes

The Lincoln National Life Insurance Company are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Surplus Notes Due to LNC
 Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

 Statements of Cash Flows
 Cash, cash equivalents, and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

 A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                       Capital and Surplus      Net Income (Loss)
                                                                      -----------------------------------------------
                                                                           December 31        Year ended December 31
                                                                        2001       2000      2001     2000     1999
                                                                      ---------  ---------  --------------------------
                                                                          (in millions)           (in millions)
                                                                      ---------  ---------  --------------------------
Amounts reported on a statutory-basis................................ $ 3,516.0  $ 2,679.1  $ 179.0  $ 569.9  $ 512.9
GAAP adjustments:
  Deferred policy acquisition costs, present value of future profits
   and goodwill......................................................   3,657.5    3,812.6    305.1    287.9    135.0
  Policy and contract reserves.......................................  (1,946.0)  (2,129.9)  (221.9)  (142.3)   (97.3)
  Policyholders' share of earnings and surplus on participating
   business..........................................................     (96.2)    (131.1)    (3.3)     (.3)    (1.8)
  Statutory deferred gain in surplus.................................  (1,042.4)     (63.9)      --       --       --
  Deferred income taxes..............................................    (257.8)     185.2    310.8   (108.3)  (117.4)
  Interest maintenance reserve.......................................       7.7       20.9    (12.9)   (51.4)   (87.2)
  Asset valuation reserve............................................     454.5      534.1       --       --       --
  Nonadmitted assets.................................................     731.1      196.1       --       --       --
  Unrealized gain (loss) on investments..............................     362.0       38.7       --       --       --
  Net realized loss on investments...................................      (2.8)    (156.5)    48.8     18.9    (32.4)
  Investments in subsidiary companies................................     567.8      523.3     77.8     61.8     39.1
  Surplus notes and related interest.................................  (1,250.0)  (1,250.0)      --       --      1.5
  Other, net.........................................................     197.5      (59.8)  (187.3)    12.7    129.8
                                                                      ---------  ---------  -------  -------  -------
Net increase (decrease)..............................................   1,382.9    1,519.7    317.1     79.0    (30.7)
                                                                      ---------  ---------  -------  -------  -------
Amounts reported on a GAAP basis..................................... $ 4,898.9  $ 4,198.8  $ 496.1  $ 648.9  $ 482.2
                                                                      =========  =========  =======  =======  =======

Other significant accounting practices are as follows:

Investments
Bonds not backed by other loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective adjustment method to securities purchased prior to that date.

Redeemable preferred stocks, which have the characteristics of debt securities and are rated as medium quality or better, are reported at cost or amortized cost. All other preferred stocks are recorded at market value.

Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

The Lincoln National Life Insurance Company

The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments that qualify for hedge accounting, and meet the criteria of an effective hedge, on a basis consistent with that of the item hedged, with the related net unrealized capital gain or loss reported in unassigned surplus, when applicable, along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains and losses were reported in unassigned surplus without any adjustment for federal income taxes. The Company accounts for derivatives securities that do not meet the criteria to qualify for hedge accounting at fair value, and the related changes in fair value are recognized in current operations. The fair values of the Company's derivative securities are based on industry standard pricing models that are commercially available.

Upon termination, gains and losses on those derivative instruments that qualify for hedge accounting are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations or foreign exchange risk. Moreover, the derivatives used to hedge those exposures are designated as hedges and reduce the indicated risk by demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries, which have no significant ongoing operations other than for the Company and its affiliates, are reported based on the underlying GAAP equity of the subsidiaries, adjusted to a statutory basis. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Prior to January 1, 2001, the Company reported its noninsurance subsidiaries based on the underlying GAAP equity of the subsidiaries.

The Company has minor ownership interests in joint ventures and carries these investments based on its interest in the underlying GAAP equity of the investee.

Mortgage loans on real estate are reported at aggregate unpaid balances, less allowances for impairment. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. The impairment is considered to be other than temporary when management determines foreclosure is probable. Then the mortgage loan is written down to fair value and a realized loss is recognized.

Policy loans are reported at unpaid balances.

Real estate occupied by the Company is reported at depreciated cost, net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company was reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly to unassigned surplus.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

Goodwill
Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years. Goodwill is evaluated periodically for impairment, and if determined to be impaired, is written down to fair value, with the amount of the write down recorded as a realized loss.

Premiums
Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

Benefits

Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at

The Lincoln National Life Insurance Company least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves are at least as great as the minimum aggregate amounts required by the Insurance Department.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

As of December 31, 2001, the Company has $71.4 million in reserves on $11.2 billion of insurance inforce on the life line of business, for which the gross premiums are less than the net premiums according to the standard of valuation required by the Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest on funds not involving life contingencies has been determined by formula or from the basic data for such items.

Net of reinsurance, liabilities related to guaranteed investment contracts are equal to fund balances. Other deposit-type liabilities, such as supplemental contracts without life contingencies, annuities certain and dividend accumulations, are calculated by discounting the liabilities at prescribed interest rates.

Reinsurance Ceded and Assumed
Reinsurance premiums, benefits paid and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

The Company enters into reinsurance agreements with other companies in the normal course of business. Prior to the acquisition of LNC's reinsurance operations by Swiss Re on December 7, 2001, LNC's insurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operations. Assets and liabilities on the balance sheets, and premiums and benefits on the statements of operations, which result from reinsurance contracts, are netted in accordance with accounting practices prescribed by the Indiana Department of Insurance, including the Swiss Re indemnity reinsurance transactions.

Pension Benefits
Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

Income Taxes
The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Stock Options
The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of pension and variable life and annuity contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are reported as separate account investment management and administration service fees. Mortality charges on variable universal life contracts are reported as expense charges on deposit funds in the accompanying statements of operations. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in separate account investment management and administration service fees.

Reclassifications
Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus or net income of the prior years.
--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. Effective January 1, 2001, the State of Indiana required that insurance companies domiciled in Indiana prepare their statutory-basis financial statements in accordance with the NAIC APPM.

Accounting changes adopted to conform to the provisions of the NAIC APPM are reported as changes in accounting princi-

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Accounting Change and Permitted Statutory Accounting Practice (continued)

ples. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus by $8.7 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Deferred tax asset............................     $110.8...
          Employee benefit plans........................       18.2...
          AVR beginning value adjustment for other asset
           changes......................................        9.4...
          Cost of collection............................        2.0...
          Home office real estate.......................      (3.8)...
          Mortgage loans impairment.....................      (5.2)...
          Derivatives...................................      (9.6)...
          Company owned furniture, equipment and
           plane........................................     (11.7)...
          Bonds and stocks..............................     (41.0)...
          Tax deficiency reserve........................     (60.4)...
                                                            ------
          Total.........................................    $  8.7
                                                            ======

In 2001, the Company received written approval from the Insurance Department to pay dividends from paid-in surplus, instead of from unassigned surplus, if there is no earned surplus, or an insufficient amount of earned surplus, to pay the requested dividend, subject to the Indiana Insurance Commission's approval. The Insurance Department also granted the Company permission to retroactively reclassify dividends paid from earned surplus in 2001 to paid-in surplus. Dividends paid in 2001 from paid-in surplus, after the retroactive adjustment, totaled $495.0 million.

The Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Indiana Insurance Law. The NAIC APPM has been adopted as a component of prescribed or permitted practices by the state of Indiana, however; Indiana has required the use of particular mortality tables to compute reserves for certain types of life insurance policies, which result in higher reserves than would be required under NAIC APPM. The use of the mortality tables required by Indiana, rather than reserve calculation pursuant to NAIC APPM, resulted in a decrease to gain from operations before federal income taxes and net realized loss on investments for the year ended December 31, 2001 of $68.9 million, and a decrease to capital and surplus as of December 31, 2001 of $162.7 million.
--------------------------------------------------------------------------------
3. Investments

The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized   Fair
                                 Cost      Gains      Losses     Value
                               --------- ---------- ---------- ---------
                                             (in millions)
                               -----------------------------------------
        At December 31, 2001:
          Corporate........... $19,283.8   $665.0     $488.5   $19,460.3
          U.S. government.....     325.8     55.9        4.7       377.0
          Foreign government..     765.6     43.7        3.8       805.5
          Mortgage-backed.....   3,016.0    114.8       22.7     3,108.1
          State and municipal.      29.8       .3         .6        29.5
                               ---------   ------     ------   ---------
                               $23,421.0   $879.7     $520.3   $23,780.4
                               =========   ======     ======   =========
        At December 31, 2000:
          Corporate........... $17,205.5   $430.8     $542.0   $17,094.3
          U.S. government.....     324.2     64.2        2.5       385.9
          Foreign government..     812.6     35.9       27.9       820.6
          Mortgage-backed.....   3,499.0     89.9       34.2     3,554.7
          State and municipal.      11.2       --         .1        11.1
                               ---------   ------     ------   ---------
                               $21,852.5   $620.8     $606.7   $21,866.6
                               =========   ======     ======   =========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $248.7 million and $58.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

The Lincoln National Life Insurance Company

A summary of the cost or amortized cost and the fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                              Cost or
                                             Amortized   Fair
                                               Cost      Value
                                             --------- ---------
                                                (in millions)
                                             --------- ---------
               Maturity:
                 In 2002.................... $   711.6 $   723.7
                 In 2003-2006...............   4,918.6   5,035.2
                 In 2007-2011...............   7,682.8   7,662.6
                 After 2011.................   7,092.1   7,250.8
                 Mortgage-backed securities.   3,015.9   3,108.1
                                             --------- ---------
               Total........................ $23,421.0 $23,780.4
                                             ========= =========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999 were $5.6 billion, $2.9 billion and $5.4 billion, respectively. Gross gains during 2001, 2000 and 1999 of $146.3 million, $56.0 million and $95.4 million, respectively, and gross losses of $171.4 million, $116.5 million and $195.5 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $21.4 million and $99.9 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements. At December 31, 2001, the Company held foreign-currency dominated securities with a U.S. dollar equivalent par value of $80.1 million.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $1.7 billion, with an aggregate fair value of $1.6 billion. Those holdings amounted to 7.34% of the Company's investments in bonds and less than 4.89% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus. The cost or amortized cost of preferred stock and unaffiliated common stock, gross unrealized gains and losses and the fair value of such investments at December 31, 2001, and 2000 are as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized Fair
                                 Cost      Gains      Losses   Value
                               --------- ---------- ---------- -----
                                           (in millions)
                               --------- ---------- ---------- -----
           At December 31,
            2001:
             Preferred stocks.  $223.6     $ 5.5      $  .6    228.5
                               =====================================
             Unaffiliated
              common stocks...   107.4      15.2       15.1    107.5
                               =====================================
           At December 31,
            2000:
             Preferred stocks.   261.7       2.9       25.1    239.5
                               =====================================
             Unaffiliated
              common stocks...   145.7      30.7       14.7    161.7
                               =====================================

The cost or amortized cost of preferred stocks at December 31, 2001 and 2000 has been reduced by adjustments of $14.9 million and $7.6 million, respectively, to decrease amortized cost as a result of write-downs of these investments due to impairment and/or the SVO designating certain investments as low or lower quality.

During 2001, the minimum and maximum lending rates for mortgage loans were 6.3% and 10.0%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 79.5%. At December 31, 2000, the Company held mortgages aggregating $5.0 million with interest overdue beyond 180 days (excluding accrued interest). No interest was past due 180 days or more on mortgages at December 31, 2001. At December 31, 2001 and 2000 impaired loans with a related allowance ($2.5 million and $5.2 million, respectively) for credit losses are $21.7 million and $24.1 million, respectively. The average recorded investment in impaired loans is $23.3 million and $30.l million at December 31, 2001 and 2000, respectively. The Company recognized interest income of $2.8 million during the period the loans were impaired for each of the years ended December 31, 2001 and 2000. At December 31, 2001 and 2000, there was no nonadmitted interest due on these mortgage loans. Mortgage loans balances do not include any taxes, assessments or amounts advanced as of December 31, 2001 or 2000. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

The total recorded investment in restructured mortgage loans, at December 31, 2001 and 2000 is $5.2 million and $4.1 million, respectively. The realized capital losses related to these loans were $.7 million and $.5 million at December 31, 2001 and 2000, respectively. The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans generally is recognized on a cash basis.

The Lincoln National Life Insurance Company

Components of the Company's investments in real estate are summarized as follows:

                                                    December 31
                                                   2001    2000
                                                  --------------
                                                   (in millions)
                                                  --------------
              Properties occupied by the Company:
                Land............................. $  1.8  $  2.5
                Buildings........................    4.9    10.5
                Less accumulated depreciation....    (.5)   (2.5)
                                                  ------  ------
                                                     6.2    10.5
              Properties held for sale:
                Land.............................   41.3    45.8
                Buildings........................  219.3   238.3
                Other............................   19.9    16.3
                Less accumulated depreciation....  (36.9)  (39.2)
                                                  ------  ------
                                                   243.6   261.2
                                                  ------  ------
              Total real estate.................. $249.8  $271.7
                                                  ======  ======

The major categories of net investment income are as follows:

                                              Year ended December 31
                                              2001     2000     1999
                                            --------------------------
                                                  (in millions)
                                            --------------------------
         Income:
           Bonds........................... $1,724.3 $1,744.3 $1,840.6
           Preferred stocks................     22.0     21.3     20.3
           Unaffiliated common stocks......      2.4      4.9      6.3
           Affiliated common stocks........     79.8     10.2      7.8
           Mortgage loans on real estate...    326.5    328.1    321.0
           Real estate.....................     42.3     41.4     57.8
           Policy loans....................    111.0    109.8    101.7
           Other investments...............     70.5     58.7     50.6
           Cash and short-term investments.     58.2     77.9     95.9
                                            -------- -------- --------
         Total investment income...........  2,437.0  2,396.6  2,502.0
         Expenses:
           Depreciation....................     10.5     12.8     14.4
           Other...........................    298.1    258.3    284.4
                                            -------- -------- --------
         Total investment expenses.........    308.6    271.1    298.8
                                            -------- -------- --------
         Net investment income............. $2,128.4 $2,125.5 $2,203.2
                                            ======== ======== ========

Nonadmitted accrued investment income at December 31, 2001 amounted to $9.9 million and consists principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                      2001     2000    1999
                                                                                                     -----------------------
                                                                                                          (in millions)
                                                                                                     -----------------------
Net realized capital gains (losses) on investments.................................................. $(235.1) $(60.3) $ 20.8
Less amount transferred to IMR (net of related taxes (credits) of $4.3, ($16.0) and ($31.4) in 2001,
 2000 and 1999, respectively).......................................................................     7.9   (29.7)  (58.3)
                                                                                                     -------  ------  ------
                                                                                                      (243.0)  (30.6)   79.1
Less federal income taxes (credits) on realized gains (losses)......................................    17.3   (58.5)  (35.3)
                                                                                                     -------  ------  ------
Net realized capital gains (losses) net of income tax expense and excluding net transfers to the IMR $(260.3) $ 27.9  $114.4
                                                                                                     =======  ======  ======

The Lincoln National Life Insurance Company

4. Subsidiaries


At December 31, 2001, the Company owned 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("LNY"). At December 31, 2000, the Company also owned 100% of the outstanding common stock of two other insurance subsidiaries, Lincoln National Health &
Casualty Insurance Company and Lincoln National Reassurance Company, which were sold during 2001. A realized loss of $12.5 million was realized on these sales. The Company owns 100% of the outstanding common stock of five non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Lincoln Financial Distributors, Inc. ("LFD"), which was formerly known as Sagemark Consulting, Inc., Wakefield Tower Alpha Limited ("Wakefield"), Lincoln Realty Capital Corporation ("LRCC") and Lincoln Life & Annuity Distributors, Inc. ("LLAD").

Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                 December 31, 2001 December 31, 2000
                                 -----------------------------------
                                  First             First
                                  Penn      LNY     Penn      LNY
                                 -----------------------------------
           Cash and invested
            assets.............. $1,487.4 $1,945.7 $1,376.9 $1,947.0
           Other assets.........     81.1     42.4     41.6     41.7
           Separate account
            asset...............       --    356.4       --    329.8
                                 -------- -------- -------- --------
           Total admitted
            assets.............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========
           Insurance reserves... $1,415.1 $1,760.7 $1,305.3 $1,772.1
           Other liabilities....     76.4     36.8     41.8     48.0
           Separate account
            liabilities.........       --    356.4       --    329.8
           Capital and surplus..     77.0    190.6     71.4    168.6
                                 -------- -------- -------- --------
           Total liabilities and
            capital and
            surplus............. $1,568.5 $2,344.5 $1,418.5 $2,318.5
                                 ======== ======== ======== ========

                                               Year ended
                                   December 31, 2001 December 31, 2000
                                   ----------------------------------
                                    First             First
                                    Penn       LNY    Penn       LNY
                                   ------    ------- --------  -------
             Revenues............. $349.7    $395.0  $327.6    $389.8
             Benefits and expenses  343.2     363.4   322.2     341.8
             Net realized losses..   (8.2)    (12.2)     --      (2.2)
                                   ------    ------   ------   ------
             Net income (loss).... $ (1.7)   $ 19.4  $  5.4    $ 45.8
                                   ======    ======   ======   ======

LNIA was purchased in 1998 for $.6 million and has an admitted asset value of $2.0 million at December 31, 2001. LFD is a broker dealer that was acquired in connection with a reinsurance transaction completed in 1998 and has an admitted asset value of $7.0 million at December 31, 2001. Wakefield was formed in 1999 to engage in the ownership and management of investments and has an admitted asset value of $280.6 million at December 31, 2001. Wakefield's assets as of December 31, 2001 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12.7 million and has an admitted asset value of $26.3 million at December 31, 2001. LLAD was formed in 2000 to distribute the Company's products to its customers and has an admitted asset value of $40.0 million at December 31, 2001.

The carrying value of all affiliated common stocks, was $623.5 and $743.0 million at December 31, 2001 and 2000, respectively. The cost basis of investments in subsidiaries as of December 31, 2001 and 2000 was $750.2 million and $1.1 billion, respectively. Included in the change in differences in cost and admitted investment amounts in the Statement of Changes in Capital and Surplus is a net decrease in the unrealized loss on investments in subsidiaries for the year ended December 31, 2001 of $61.7 million, related to the change in carrying values of the Company's investments in its subsidiaries and affiliates.

During 2001, 2000 and 1999, the subsidiaries paid dividends to the Company of $74.6 million, $11 million and $5.2 million, respectively.

The Company has no investments in subsidiaries, controlled entities, affiliated entities, joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets.

The Company did not recognize any impairment write-downs for its investments in subsidiaries during the statement period.

The Lincoln National Life Insurance Company

5. Federal Income Taxes


Income before federal income taxes differs from taxable income in 2001 principally due to tax expense on the deferred gain from the sale of the reinsurance operations (see Note 9), offset by tax-exempt investment income and dividends-received tax deductions. In 2000 and 1999, income before federal income taxes differs from taxable income principally due to tax exempt investment income and dividends-received tax deductions.

Capital gains (losses) of $63.7 million, ($174.0 million) and ($151.7 million), were recognized in 2001, 2000 and 1999, respectively. The losses were carried back to recover taxes paid in prior years.

The Company paid (received) $9.6 million, ($42.6 million) and $45.3 million to
(from) LNC in 2001, 2000 and 1999, respectively, for federal income taxes.

The components of the net deferred tax asset are as follows:

                                             December 31, January 1,
                                                 2001        2001
                                             ----------------------
                                                  (in millions)
                                             ----------------------
            Gross deferred tax assets.......   $ 797.5     $ 721.8
            Gross deferred tax liabilities..    (156.1)     (250.2)
            Deferred tax assets non-admitted    (461.2)     (360.8)
                                               -------     -------
            Net deferred tax asset..........   $ 180.2     $ 110.8
                                               =======     =======

The components of income tax expense are as follows:

                                                2001     2000    1999
                                               -----------------------
                                                    (in millions)
                                               -----------------------
         Current federal income tax:
           Federal income tax expense on
            operations........................  $456.5  $ 94.9  $ 85.4
           Federal income tax expense
            (credit) on realized gains
            (losses)..........................    17.3   (58.5)  (35.3)
                                               -------  ------  ------
         Total current federal income tax in
          net income..........................   473.8    36.4    50.1
         Change in deferred tax:
           Change in deferred tax assets......   (75.7)     --      --
           Change in deferred tax liabilities.   (94.1)     --      --
           Change in non-admitted deferred
            tax asset.........................   100.4      --      --
                                               -------  ------  ------
         Net change in net deferred tax asset.   (69.4)     --      --
                                               -------  ------  ------
         Total federal income tax............. $ 404.4  $ 36.4  $ 50.1
                                               =======  ======  ======

The Company's income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                2001    2000    1999
                                               ----------------------
                                                    (in millions)
                                               ----------------------
          Expected federal income tax
           expense............................ $313.5  $222.9  $169.4
          Gain from sale of reinsurance
           agreements.........................  310.0    (2.8)   25.1
          Tax preferred investment income.....  (99.5)  (71.9)  (60.9)
          Income tax credits..................  (39.0)  (17.5)  (16.7)
          Amortization of capitalized software  (14.5)  (13.6)  (11.8)
          (Payment) accrual of contingency
           items..............................  (14.3)   15.7    21.8
          Other amounts.......................    0.3   (37.9)  (41.5)
                                               ------  ------  ------
          Tax expense on net income before
           realized capital gains (losses)....  456.5    94.9    85.4
          Tax on realized capital gains.......   17.3   (58.5)  (35.3)
                                               ------  ------  ------
          Total income tax expense............ $473.8  $ 36.4  $ 50.1
                                               ======  ======  ======

Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187 million of untaxed "Policyholders' Surplus" on which no payment of federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65.5 million. No deferred tax liabilities are recognized related to the Policyholders' Surplus Account.
--------------------------------------------------------------------------------
6. Reserves and Reinsurance
The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company of $183.1 and $123.5 million at December 31, 2001 and 2000, respectively.

The balance sheet caption, "Total policy and contract liabilities," has been reduced for insurance ceded in the amounts of $6.6 billion and $5.2 billion as of December 31, 2001 and 2000, respectively.

Reinsurance transactions, excluding assumption reinsurance, included in the income statement captions, "Life and annuity premiums" and "Accident and health premiums" are as follows:

                                         Year ended December 31
                                         2001      2000     1999
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $2,630.9  $3,952.9 $2,606.5
              Insurance ceded.........  3,200.8   2,766.6  1,675.1
                                       --------  -------- --------
              Net reinsurance premiums $ (569.9) $1,186.3 $  931.4
                                       ========  ======== ========

The Lincoln National Life Insurance Company

The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $3.3 billion, $1.9 billion and $2.6 billion for 2001, 2000 and 1999, respectively.

Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                          December 31, 2001
                                       ----------------------
                                                       Net of
                                       Gross   Loading Loading
                                       ------  ------- -------
                                            (in millions)
                                       ----------------------
                 Ordinary new business $  5.4   $(7.0) $ (1.6)
                 Ordinary renewal.....  (73.5)   (2.5)  (76.0)
                 Group life...........    6.9     1.0     7.9
                                       ------   -----  ------
                                       $(61.2)  $(8.5) $(69.7)
                                       ======   =====  ======

                                          December 31, 2000
                                       ------------------------
                                                        Net of
                                       Gross  Loading  Loading
                                       ------ -------- --------
                                            (in millions)
                                       ------------------------
                 Ordinary new business $ 13.0 $    8.1 $    4.9
                 Ordinary renewal.....   57.9     15.7     42.2
                 Group life...........    9.7       .2      9.5
                                       ------ -------- --------
                                       $ 80.6 $   24.0 $   56.6
                                       ====== ======== ========

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, which are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount   Percent
                                                     --------- -------
                                                       (in millions)
                                                     ----------------
         Subject to discretionary withdrawal with
          adjustment:
           With market value adjustment.............  $2,367.0     4%
           At book value, less surrender charge.....   2,457.5     5%
           At market value..........................  36,344.6    64%
                                                     ---------   ---
         Total......................................  41,169.1    73%
         Subject to discretionary withdrawal
          without adjustment at book value
          with minimal or no charge or
          adjustment................................  12,594.2    22%
         Not subject to discretionary withdrawal....   2,906.3     5%
                                                     ---------   ---
         Total annuity reserves and deposit fund....  56,669.6   100%
                                                     =========   ===
         Less reinsurance ceded.....................   1,225.3
                                                     ---------
         Net annuity reserves and deposit fund
           liabilities, including separate accounts. $55,444.3
                                                     =========

At December 31, 2001, the Company had variable annuity policies and variable universal life policies with guaranteed minimum death benefits as follows:

                                          Amount of
                               Subjected Reserve Held Reinsurance
                                Account    (Net of      Reserve
                                 Value   Reinsurance)   Credit
                               --------- ------------ -----------
                                         (in millions)
                               ----------------------------------
              Variable annuity $37,843.8    $46.7        $9.2
              Variable life...     114.7     23.8          --
                               ---------    -----        ----
              Total........... $37,958.5    $70.5        $9.2
                               =========    =====        ====

--------------------------------------------------------------------------------
7. Capital and Surplus

In 1998, the Company issued two surplus notes to LNC in return for cash of $1.25 billion. The first note, for $500.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before March 31, 2028, with interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.3 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The second note for $750.0 million, issued to LNC, calls for the Company to pay the principal amount of the notes on or before December 31, 2028, with interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2.4 billion at December 31, 2001), and subject to approval by the Indiana Insurance Commissioner.

The Lincoln National Life Insurance Company

A summary of the terms of these surplus notes follows (in millions):

                                   Principal
                                  Outstanding  Current  Inception   Accrued
                                       at        Year    to Date  Interest at
                     Principal    December 31, Interest Interest  December 31,
 Date Issued       Amount of Note     2001       Paid     Paid        2001
 -----------       -------------- ------------ -------- --------- ------------
 January 5, 1998..    $  500.0      $  500.0    $41.0    $130.7          --
 December 18, 1998       750.0         750.0     56.5     137.2          --
                      --------      --------    -----    ------     -------
 Total............    $1,250.0      $1,250.0    $97.5    $267.9          --
                      ========      ========    =====    ======     =======

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of dividends by the Company to LNC is limited and cannot be made except from earned profits of the Company and, in certain circumstances, without prior approval of the Indiana Insurance Commissioner. Ordinary dividends to LNC are restricted to the greater of 2001 statutory basis net income or 10% of statutory basis capital and surplus at December 31, 2001. In 2002, the Company can pay dividends of $300.6 million without the prior approval of the Indiana Insurance Commissioner, based on unassigned surplus available as stated in the December 31, 2001 Annual Statement filed with the Insurance Department (see Note 14).

Total assets have been decreased by $813.6 million for non-admitted assets as required by statutory guidance.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the State of Indiana, the Company is also subject to the regulatory requirements that the State of
New York imposes upon accredited reinsurers.
--------------------------------------------------------------------------------
8. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans, supplemental retirement plans, a salary continuation plan, supplemental executive retirement plan and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis Statements of Operations or Balance Sheets for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options granted prior to 1992 are exercisable one year after the date of grant and options issued subsequent to 1991 become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC and the Company decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNC recognizes compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in income as a result of changes in the market value of LNC stock. LNC hedges this volatility by purchasing call options on LNC stock. Call options hedging the vested SARs are also marked-to-market through net income. The compensation expense and hedge income (expense) do not affect the statutory-basis financial statements of the Company.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Employee Benefit Plans (continued)


As of December 31, 2001, there were 4,277,588 and 1,277,275 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 2,718,859 and 806,307, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $13.86 to $56.75. During 2001, 2000 and 1999, 3,175,782, 935,986 and 1,044,078 options became exercisable, respectively, 946,843, 190,100 and 318,421 options were exercised, respectively, and 227,141, 383,364 and 82,024 options forfeited, respectively.

As of December 31, 2001, there were 8,475 and 1,111,467 shares of LNC common stock subject to SARs granted to Company employees and agents, respectively, under the SAR pro gram. Of the SARs granted, 102,297 granted to agents, were exercisable as of that date. The exercise prices of the outstanding SARs range from $24.72 to $48.19. During 2001 and 2000, 177,485 and 8,500 SARs became exercisable, respectively, 15,200 and 5,100 SARs were forfeited, respectively and in 2001, 63,388 SARs were exercised. No SARs were exercised in 2000.

Effective July 1, 1999, the Company's agent postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the Plan resulted in a one-time curtailment gain of $1.4 million in 1999.
--------------------------------------------------------------------------------
9. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Group Pension Annuities
The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

Leases
The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods. Rental expense on these leases was $28.4 million in 2001. The company receives rental income from affiliates for their use of a portion of the home office properties, which partially offsets rental expense. Such rental income amounted to $3.2 million in 2001. Total rental expense on other operating leases in 2001 was $12.0 million. Total rental expense on all operating leases in 2000 and 1999 was $45.6 million and $44.5 million, respectively. At December 31, 2001, future minimum rental commitments are as follows (in millions):

                               2002...... $ 37.9
                               2003......   35.0
                               2004......   34.1
                               2005......   33.1
                               2006......   33.4
                               Thereafter   64.8
                                          ------
                                          $238.3
                                          ======

Information Technology Commitment
In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Total costs incurred in 2001, 2000 and 1999 were $62.8 million, $65.1 million and $67.4 million respectively. Future minimum annual costs range from $40.9 million to $56.8 million, however future costs are dependent on usage and could exceed these amounts.

Reinsurance Contingencies
On December 7, 2001, Swiss Re Life & Health America, Inc. ("Swiss Re") acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained approximately $500.0 million of statutory capital supporting the reinsurance operation. The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised the LNC's reinsurance operation. Two of the stock companies sold, Lincoln National Health & Casualty Insurance Company and Lincoln National Reassurance Company, were wholly-owned subsidiaries of the Company. As a result, and because a significant amount of the reinsurance business subject to the indemnity reinsurance transactions was written through the Company, the Company

The Lincoln National Life Insurance Company received $1.84 billion of the $2.0 billion proceeds and retained approximately $250.0 million of the statutory capital.

A pre-tax loss of $12.5 million was recognized by the Company on the sale of the subsidiaries. A statutory gain of $1.5 billion was generated under the indemnity reinsurance agreements. This gain was reported as a direct adjustment to unassigned surplus (net of related income taxes) and recognition of the surplus increase as income will be reported on a net-of-tax basis as earnings emerge from the business reinsured, in accordance with the requirements of Statement on Statutory Accounting Principles No. 61, Life, Deposit-Type, and Accident and Health Reinsurance. During 2001, the Company recognized as income $8.0 million of the deferred gain.

LNC and Swiss Re have not agreed upon the final closing financial statements associated with the December 7, 2001 transactions. There are currently disputed matters of approximately $500.0 million, which relate primarily to personal accident business reserves and recoverables. LNC's ongoing indemnification to Swiss Re on the underlying reinsurance business is limited to the personal accident business. Pursuant to the purchase agreement, LNC's exposure is capped at $100.0 million for net future payments under the personal accident programs in excess of $148.0 million, which represents the personal accident liabilities, net of the assets held for reinsurance recoverable at December 31, 2000. Up to $200.0 million of net payments in excess of the net liabilities will be shared on a 50/50 basis between LNC and Swiss Re. LNC has no continuing indemnification risk to Swiss Re on other reinsurance lines of business.

Under the timeframe provided for within the acquisition agreement for dispute resolution, it is probable that the earliest point that these matters will be agreed upon would be the second quarter of 2002. If the parties are unable to reach agreement, and these matters go to arbitration, an ultimate resolution of these matters may take several additional months. Upon reaching agreement as to the final closing financial statements, it is possible that the Company could record adjustments to the realized loss on the sale of subsidiaries, to income, or to the amount of gain reported as a direct adjustment to unassigned surplus. Another aspect of a potential dispute resolution could result in LNC and the Company agreeing to transfer assets to Swiss Re until the adequacy of certain reserves and related recoverables can be determined. In that event, LNC and the Company's future investment income would be reduced to the extent that any such dispute resolution would result in Swiss Re's retention of the related investment income during the timeframe that Swiss Re would hold the invested assets. While uncertainty exists as to how these disputed matters will finally be resolved, at the present time the Company believes the amounts reported within the Company's statutory-basis financial statements as of and for the year ended December 31, 2001 represent the best estimate of the ultimate outcome of Swiss Re's acquisition of the Company's reinsurance business.

Other Insurance Ceded and Assumed
On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agree- ment, the Company transferred $490.8 million of cash to MetLife representing the statutory reserves transferred on this business less $17.8 million of purchase price consideration. In accordance with statutory accounting rules on indemnity reinsurance, the gain on sale was reported on a net-of-tax basis as a direct adjustment to surplus. At December 31, 2001, the surplus component of the gain ($64.8 million) related to this transaction is included in the total surplus gain component associated with the aquisition of LNC's reinsurance operations by Swiss Re and is being recognized in income at the rate that earnings are expected to emerge on this reinsurance business.

The Company cedes insurance to other companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10 million. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 2001, the reserves associated with these reinsurance arrangements totaled $1.1 billion. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million in 1999.

The Company assumes insurance from other companies, including certain affiliates. At December 31, 2001, the Company provided $75.3 million of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $76.1 million and $16.7 million at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Lincoln National Life Insurance Company

In 2001 and 2000, the Company did not commute any ceded reinsurance. During 2001, the Company recorded reinsurance credits on existing policies of $656.9 million as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

Surplus would be reduced by $402.4 million at December 31, 2001 if all reinsurance agreements were cancelled. In 2001, the Company established provisions for uncollectible reinsurance on personal accident reinsurance programs in the amount of $105.4 million and the Company wrote off ceded reinsurance balances in the amount of $89.0 million, related to personal accident reinsurance programs based on a refined analysis of the underlying information.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $1.2 billion, involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business; or 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial con- dition. Although the Company does not have any significant concentration of customers, the Company's annuities division has a long-standing distribution relationship with American Funds Distributors that is significant to the Company. In 2001, the American Legacy Variable Annuity sold through American Funds Distributors accounted for approximately 21% of the Company's total gross annuity deposits. The relationship with American Funds Distributors is highly valued by the Company. Both the Company and American Funds Distributors are continuously seeking ways to increase sales and to retain the existing business.

Other Contingency Matters
The Company is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5.0 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

During the fourth quarter of 2000, the Company reached an agreement in principle to settle all class action lawsuits alleging fraud in the sale of non-variable universal life and participating whole life insurance policies. It requires that the Company provide benefits and a claim process to policyholders who purchased non-variable universal life and participating whole life policies between January 1, 1981 and December 31, 1998. The settlement covers approximately 431,000 policies. Owners of approximately 4,300 policies have excluded themselves (opted-out) from the settlement and, with respect to these policies, will not be bound by the settlement. Total charges recorded during 2000 for this settlement were $64.7 million. With the court's approval of the settlement in the second quarter of 2001 and the expiration in the third quarter of 2001 of the time to file an appeal, the case was concluded for all policyholders not previously opting out. During the third quarter of 2001, settlement was reached with some of the owners of policies who opted-out of the original settlement. Overall, the third quarter developments relating to these matters were slightly favorable when compared to the assumptions underlying the estimates made in 2000 when the related charges were taken; however, there is continuing uncertainty as to the ultimate costs of settling the remaining opt-out cases. It is management's opinion that such future developments will not materially affect the consolidated financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivatives
The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts. The contract or notional amounts of these instruments reflect the extent of involvement in the various types of financial instruments. Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

The Lincoln National Life Insurance Company

                                                              Assets
                                                   -----------------------------
                                   Notional or     Carrying Fair  Carrying Fair
                                Contracts/Amounts   Value   Value  Value   Value
                                ------------------------------------------------
                                   December 31      December 31    December 31
                                ------------------------------------------------
                                  2001      2000     2001   2001    2000   2000
                                ------------------------------------------------
                                                 (in millions)
                                ------------------------------------------------
Interest rate derivatives:
  Interest rate cap agreements.  $1,258.8 $1,558.8   $ .6   $  .6  $ 2.7   $ 0.4
  Swaptions....................   1,752.0  1,752.0     .1      .1    8.2     0.9
  Interest rate swaps..........     335.1    708.2     --    21.0     --    38.1
                                --------- --------   ----   -----  -----   -----
                                  3,345.9  4,019.0     .7    21.7   10.9    39.4
Foreign currency derivatives:
  Foreign currency swaps.......      94.6     37.5    3.8     5.9    2.6     2.5
                                --------- --------   ----   -----  -----   -----
                                $ 3,440.5 $4,056.5   $4.5   $27.6  $13.5   $41.9
                                ========= ========   ====   =====  =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                   Interest Rate Caps      Swaptions
                                   -------------------------------------
                                     2001      2000      2001     2000
                                   -------------------------------------
                                               (in millions)
                                   -------------------------------------
      Balance at beginning of year $1,558.8  $2,508.8  $1,752.0 $1,837.5
      Terminations and maturities.   (300.0)   (950.0)       --    (85.5)
                                   --------  --------  -------- --------
      Balance at end of year...... $1,258.8  $1,558.8  $1,752.0 $1,752.0
                                   ========  ========  ======== ========

                                                                    Financial
                                Interest Rate Swaps Spread-Locks     Futures
                                ----------------------------------------------
                                  2001       2000   2001  2000    2001  2000
                                ----------------------------------------------
   Balance at beginning of year $ 708.2    $ 630.9  $ -- $    --  $ -- $    --
   New contracts...............      --      652.2    --   100.0    --   267.2
   Terminations and maturities.  (373.1)    (574.9)   --  (100.0)   --  (267.2)
                                -------    -------  ---- -------  ---- -------
   Balance at end of year...... $ 335.1    $ 708.2  $ -- $    --  $ -- $    --
                                =======    =======  ==== =======  ==== =======

The Lincoln National Life Insurance Company

                                                         Foreign
                                         Put Options  Currency Swaps
                                         ----------------------------
                                         2001  2000    2001   2000
                                         ---------------------------
            Balance at beginning of year $ -- $ 21.3  $ 37.5  $44.2
            New contracts...............   --     --    80.9     --
            Terminations and maturities.   --  (21.3)  (23.8)  (6.7)
                                         ---- ------  ------  -----
            Balance at end of year...... $ -- $   --  $ 94.6  $37.5
                                         ==== ======  ======  =====

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2002 through 2006, entitle the Company to receive payments from the counterparties on specified future dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a strike rate specified in the cap agreement multiplied by the notional amount. The purpose of the Company's interest rate cap agreement program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001, the interest rate caps are recorded at market value ($.6 million) in other investments on the balance sheet. All changes in market value are recorded in net realized gain (loss) on investments in the statement of operations. At December 31, 2000, the premiums paid for the interest rate caps were included in other investments (amortized cost of $2.7 million) and were being amortized over the terms of the agreements.

Swaptions
Swaptions, which expire in 2002 and 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate specified in the swaption agreement multiplied by the notional amount. The purpose of the Company's swaption program is to hedge against the negative impact of a significant and sustained rise in interest rates in its fixed annuity line of business. At December 31, 2001 the swaptions are recorded at market value ($.1 million) in other investments on the Balance Sheet. All changes in market value are recorded in net realized gain (loss) on investments in the Statement of Operations. At December 31, 2000, the premiums paid for the swaptions were included in other investments (amortized cost of $8.2 million) and were being amortized over the terms of the agreements. Amortization was included in net investment income.

Interest Rate Swap Agreements
The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net re ceipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets to support newly acquired blocks of business and certain other portfolios of assets. Once the assets are purchased, the gains (losses) resulting from the termination of the swap agreements are applied to the basis of the assets. The gains (losses) are recognized in earnings over the life of the assets. The interest rate swap agreements for forecasted purchase of assets outstanding at December 31, 2000, related to certain asset portfolio purchases completed in 2001. As a result, no interest rate swap positions hedging forecasted purchases were outstanding at December 31, 2001. Interest rate swaps are valued at amortized cost and recorded in other investments on the balance sheet. All such derivatives instruments owned at December 31, 2001 and 2000 were entered into "at-the-market" and therefore have an amortized cost basis of zero.

Spread-Lock Agreements
Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock agreements program is to protect against widening of spreads. While spread-lock agreements are used periodically, there are no spread-lock agreements outstanding at December 31, 2001 or 2000.

Financial Futures Contracts
The Company used exchange-traded financial futures contracts to hedge against interest rate risks on a portion of its fixed maturity securities. Financial futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. They may be settled in cash or through delivery of the financial instrument. Cash settlements on the change in market values of financial futures contracts are made daily. There are no financial futures contracts outstanding at December 31, 2001 or 2000.

Put Options
The Company used put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allowed the Company to put the bonds back to the counterparties at original par. The put options were sold in 2000.

The Lincoln National Life Insurance Company

Foreign Currency Swaps
The Company uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a rate of exchange in the future. The carrying value of the Company's foreign currency swaps ($3.8 million) represents fluctuations in the spot exchange rate from the trade date to December 31, 2001 and is included in other investments on the balance sheet.

Additional Derivative Information
Expenses for the agreements and contracts described above amounted to $3.5 million, $7.3 million and $6.2 million in 2001, 2000 and 1999, respectively. Deferred gains of $31.2 million as of December 31, 2001 were primarily the result of terminated interest rate swaps. The deferred gains are included with the related fixed maturity securities to which the hedge applied and are being amortized over the life of the securities to which the respective hedges applied.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). To limit exposure associated with counterparty nonperformance, the Company enters into master netting agreements with its counterparties.

The Company is required to put up collateral for any futures contracts that are entered into. The amount of collateral that is required is determined by the exchange on which the contract is traded. The Company currently puts up cash and U.S. Treasury Bonds to satisfy this collateral requirement.

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment grade counterparties.
--------------------------------------------------------------------------------
10. Fair Value of Financial Instruments
The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Unaffiliated Common Stock and Preferred Stock
Fair values of unaffiliated common and preferred stock are based on quoted market prices, where available. For stock not actively traded, fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying values for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-Type Insurance Contracts
The balance sheet caption "policy and contract liabilities" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., universal life, annuity and guaranteed interest contracts). The fair values for the majority of these contracts are based on their approximate surrender values. The fair values for the certain guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet caption "policy and contract liabilities" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure

The Lincoln National Life Insurance Company of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-Term Debt
The carrying value of short-term debt approximates fair value.

Surplus Notes due to LNC
Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.

Derivatives
The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the financial futures contracts and industry standard models that are commercially available for all other derivatives.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate account by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                                 December 31
                                                                        2001                    2000
                                                               ----------------------  -----------------------
                                                                Carrying                Carrying
Assets (Liabilities)                                             Value     Fair Value    Value     Fair Value
--------------------------------------------------------------------------------------------------------------
                                                                                (in millions)
                                                               ----------------------------------------------
Bonds......................................................... $ 23,421.0  $ 23,780.4  $ 21,852.5  $ 21,866.6
Preferred stocks..............................................      223.6       228.5       261.7       239.5
Unaffiliated common stocks....................................      107.6       107.6       161.7       161.7
Mortgage loans on real estate.................................    4,098.7     4,241.0     4,102.0     4,132.8
Policy loans..................................................    1,708.7     1,849.2     1,723.5     1,845.0
Other investments.............................................      466.6       466.6       485.0       485.0
Cash and short-term investments...............................    2,697.5     2,697.5     1,448.4     1,448.4
Investment-type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.  (17,545.0)  (17,257.7)  (16,126.3)  (15,850.5)
  Remaining guaranteed interest and similar contracts.........     (122.3)     (128.6)     (243.8)     (247.9)
Short-term debt...............................................     (200.0)     (200.0)     (199.5)     (199.5)
Surplus notes due to LNC......................................   (1,250.0)   (1,160.7)   (1,250.0)   (1,074.5)
Derivatives...................................................        4.5        27.6        13.5        41.9
Investment commitments........................................         --        (5.4)         --        (2.2)
Separate account assets.......................................   38,636.5    38,636.5    43,904.6    43,904.6
Separate account liabilities..................................  (38,634.0)  (38,634.0)  (43,904.6)  (43,904.6)

--------------------------------------------------------------------------------
11. Transactions With Affiliates

LLAD has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $52.0 million, $57.5 million and $60.4 million in 2001, 2000 and 1999, respectively. LLAD incurred expenses of $34.9 million, $112.9 million and $113.4 million in 2001, 2000 and 1999, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse.

Cash and short-term investments at December 31, 2001 and 2000 include the Company's participation in a short-term cash management program with LNC of $297.9 million and $377.7 million, respectively. Related investment income amounted to $13.9 million, $24.0 million and $16.7 million in 2001, 2000 and 1999, respectively. The short-term loan payable to parent company at December 31, 2001 and 2000 represents notes payable to LNC.

The Company provides services to and receives services from affiliated companies, which resulted in a net payment of $78.0

The Lincoln National Life Insurance Company million, $65.7 million and $49.4 million in 2001, 2000 and 1999, respectively, which is included in underwriting, acquisition, insurance and other expenses.

The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                      Year ended December 31
                                       2001    2000    1999
                                      ------ -------- ------
                                          (in millions)
                                      ----------------------
                    Insurance assumed $ 46.4 $   21.2 $ 19.7
                    Insurance ceded..  950.7  2,192.1  777.6

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                      December 31
                                                     2001     2000
                                                   -------- --------
                                                     (in millions)
                                                   -----------------
           Policy and contract liabilities assumed $  331.1 $  584.4
           Policy and contract liabilities ceded..  1,311.5  1,682.8
           Amounts recoverable on paid and
            unpaid losses.........................    229.3    286.9
           Reinsurance payable on paid losses.....     20.4      9.3
           Funds held under reinsurance treaties--
            net liability.........................  1,588.3  3,294.6

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, which totaled $1.0 billion and $814.6 million at December 31, 2001 and 2000, respectively, and is the beneficiary on letters of credit aggregating to $156.6 million and $709.5 million at December 31, 2001 and 2000, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2001 and 2000, LNC guaranteed $156.6 million and $709.5 million, respectively, of these letters of credit. At December 31, 2001 and 2000, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $75.3 million and $133.7 million, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
--------------------------------------------------------------------------------
12. Separate Accounts
Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Separate account premiums and annuity considerations amounted to $4.4 billion, $5.7 billion and $4.6 billion in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $37.6 billion and $42.9 billion at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.

A reconciliation of transfers to the Company from the separate accounts is as follows:

                                           Year ended December 31
                                        2001       2000       1999
                                      ---------  ---------  ---------
                                               (in millions)
                                      -------------------------------
         Transfers as reported in the
          Summary of Operations
          of the separate accounts:
           Transfers to separate
            accounts................. $ 4,440.7  $ 5,719.2  $ 4,573.2
           Transfers from separate
            accounts.................  (4,500.8)  (5,830.0)  (4,933.8)
                                      ---------  ---------  ---------
         Net transfers from separate
          accounts as reported in
          the Summary of
          Operations in
          underwriting acquisition
          and other expenses......... $   (60.1) $  (110.8) $  (360.6)
                                      =========  =========  =========

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
13. Sales, Transfers and Servicing of Financial Assets


As part of the Company's asset management program, securities are sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2001 and reacquired within 30 days of the sale date are:

                                        Book
                                      Value of    Cost of
                         Number of   Securities Securities   Gain
                        Transactions    Sold    Repurchased (Loss)
                        ------------ ---------- ----------- ------
                                      (in millions)
                        -----------------------------------------
              Bonds:
                NAIC 3.     83.0       $155.8     $151.9    $ (.1)
                NAIC 4.    249.0        355.9      370.3     (3.7)
                NAIC 5.       --           --       27.3     (0.2)
                NR.....     21.0         41.8      549.4     (4.0)

--------------------------------------------------------------------------------
14. Reconciliation to Statutory Annual Statement

In connection with the indemnity reinsurance agreements, the Company and Swiss Re also entered into an administrative services agreement whereby Swiss Re provides administrative services, including accounting services to the Company. In connection with the December 31, 2001 statutory financial statements, Swiss Re provided the Company with certain year-end financial information regarding the business that had been reinsured by Swiss Re. Although the Company disagreed with several adjustments made by Swiss Re, the Company was not provided with sufficient information to reverse the effects of these adjustments from the Annual Statement financial statements and related exhibits and schedules. The Company did, however, record an adjustment to reverse the net effect of the disputed items in the Annual Statement filed with the Insurance Department by recognizing miscellaneous revenue and a miscellaneous asset. Because the asset was not specifically identified as an asset within the NAIC APPM, the Company non-admitted the asset in the December 31, 2001 Annual Statement. Subsequent to the Annual Statement filing, the Company obtained additional information regarding the adjustments Swiss Re had made to the statutory financial information provided to the Company. The Company reversed those adjustments prior to completion of the accompanying statutory-basis financial statements. The adjustments that were reversed were principally associated with reinsurance recoverables for paid and unpaid losses.

The following is a reconciliation of amounts previously reported to state regulatory authorities in the 2001 Annual Statement, and as reported in the accompanying statutory-basis financial statements:

                                                                                                     (in millions)
Capital and surplus as reported in the Company's Annual Statement...................................    $3,096.0
Increase in surplus resulting from reversal of Swiss Re entries.....................................       420.0
                                                                                                       ---------
Capital and surplus as reported in the accompanying audited statutory-basis balance sheet...........   $3,516.0
                                                                                                       =========
Statutory net income as reported in the Company's Annual Statement..................................   $    67.7
Increase in net income resulting from reversal of Swiss Re entries..................................       111.3
                                                                                                       ---------
Statutory net income as reported in the accompanying audited statutory-basis statement of operations   $   179.0
                                                                                                       =========

Report of Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Lincoln National Corporation, as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Indiana Department of Insurance.

/s/ Ernst & Young LLP
February 1, 2002

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following financial statements for the Variable Account are included in Part B of this Registration Statement.

         Statement of Assets and Liabilities--December 31, 2001

         Statement of Operations--Year ended December 31, 2001

         Statements of Changes in Net Assets--Years ended December 31, 2001 and 2000

         Notes to Financial Statements--December 31, 2001

         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following statutory-basis financial statements of The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

         Balance Sheets--Statutory Basis--Years ended December 31, 2001 and
         2000

         Statements of Operations--Statutory Basis--Years ended December 31, 2001, 2000 and 1999

         Statements of Changes in Capital and Surplus--Statutory Basis--Years ended December 31, 2001, 2000 and 1999

         Statements of Cash Flows--Statutory Basis--Years ended December 31, 2001, 2000 and 1999

         Notes to Statutory-Basis Financial Statements--December 31, 2001

         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(3)(b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on March 27, 1998.

(3)(d) Amendment dated October 15, 1999 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(3)(f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.


(3)(g) Amendment dated July 20, 2000 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.

(3)(h) Selling Group Agreement dated November 2000 incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on April 10, 2001.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-35784) filed on July 10, 2000.

(4)(b) Amendment No. 1 (EEB Rider) to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (333-35784) filed on April 12, 2001.


(4)(c) Amendment No. 2 (I4L-Q) to Variable Annuity Contract.


(4)(d) Amendment No. 3 (I4L-NQ) to Variable Annuity Contract.


(4)(e) Form of Variable Annuity Income Rider (I-4L)


(5)    Application

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, on Form N-1A 2-80741, Amendment No. 21 filed on April 10, 2000.

(8)(b) Amendment dated January 3, 2001 to Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 9, 2002.

(8)(c) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

(8)(d) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 1, 1997.

   (e) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Registration Statement on Form N-4 (333-35784) filed on July 10, 2000.

(10)   Consent of Ernst & Young LLP, Independent Auditors

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation for Performance Quotations incorporated herein by reference to Registration Statement on Form N-4 (333-35784) filed on July 10, 2000.

(14)   Not applicable

(15)   Other Exhibits:

                Organizational Chart of the Lincoln National Insurance
                 Holding Company System is incorporated herein by reference to pre-effective Amendment No. 1. (file no. 333-73532) filed on February 8, 2002.



(16) Powers of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61592) filed on August 23, 2001.

       (b) Barbara Kowalczyk incorporated herein by reference to Registration Statement on Form N-4 (333-18419) filed on April 9, 2002.


Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                           Positions and Offices with LNL
----                           ------------------------------

Jon A. Boscia**                President and Director

Lorry J. Stensrud*             Chief Executive Officer of Annuities, Executive
                               Vice President and Director

John H. Gotta***               Chief Executive Officer of Life Insurance,
                               Executive Vice President and Director

Gary W. Parker***              Senior Vice President

Charles E. Haldeman, Jr.****   Director

Cynthia A. Rose*               Secretary and Assistant Vice President

Eldon J. Summers*              Second Vice President and Treasurer

Richard C. Vaughan**           Director


Janet Chrzan**                 Senior Vice President, Chief Financial Officer
                               Director

Elizabeth Frederick*           Senior Vice President and General Counsel

Diane Dillman*                 Director of Annuities Compliance

See Yeng Qwek****              Chief Investment Officer and Director

Barbara S. Kowalczyk**         Director

Christine Frederick***         Director of Life Compliance

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

      As of February 28, 2002, there were 278,836 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F, J and Y (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.


     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Vice President
        PO Box 2248
        Agoura Hills, CA 91376

        John A. Agar                            Vice President
        PO Box 7326
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President
   7490 Clubhouse Road, Suite 100
   Boulder CO  80301

B  Carl R. Bauer                       Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208


     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1665

     Mick L. Brethower                Senior Vice President

     601 E Whitestone Blvd.
     Building 6, Suite 115
     Cedar Park, Texas 78613


     Alan Brown                       Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                   Vice President

     Cody Callaway                    Regional Vice President
     803 South Desert Palm Place
     Broken Arrow, OK 74012

     Matthew Carlisle                 Regional Vice President
     4500 Fairvista Drive
     Charlotte, NC 28269

     Damian Carroll                   Regional Vice President
     40 Ten Acre Road
     New Britian, CT 06052


     Brian C. Casey                   Vice President
     8002 Greentree Road
     Bethesda, MD  20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Littleton, CO 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L.   David Charlton                           Senior Vice President


L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

H    Sheri Coleman                            Assistant Vice President


     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Vice President

(b)                (1)                             (2)
     Name and Principal            Positions and Offices
     Business Address              with Underwriter
     ---------------------         ---------------------

H    Carlo O. Cordasco             Regional Vice President
     101 Five Forks Lane
     Hampton, VA 23669

     Thomas E. Cournoyer           Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell          Senior Vice President
     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015



     William F. Daugherty          Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17050


     Guy E. Decker                 Regional Vice President
     2990 Topaz Lane
     Carmel, IND 46032


     Daniel J. Delianedis          Vice President
     Edina Executive Plaza
     5200 Willson Road, Suite 150
     Edina, MN 55424


     James A. DePerno, Jr.         Regional Vice President
     91 Church Street
     East Aurora, NY 14052

L    Bruce DePriester              Senior Vice President


    Tom Dickson                    Regional Vice President
    108 Wilmington Court
    Southlake, TX 76092


     Michael A. DiLella            Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill               Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     2627 Mission Street
     San Marino, CA 91108

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Michael J. Dullaghan                     Regional Vice President
     5040 Plantation Grove Lane
     Rochoke 24012

S    J. Steven Duncan                         Senior Vice President

     Robert W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

     Timothy L. Ellis                         Regional Vice President
     1441 Canton Mart Road, Suite 9
     Jackson, MS 39211

     John R. Fodor                            Senior Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Daniel B. Frick                     Regional Vice President
   845 Western Avenue
   Glen Ellyn, IL 60137

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

L  Linda Gardner                       Assistant Vice President


B  Evelyn K. Glassford                 Vice President

   Jack E. Golden                      Regional Vice President
   7995 Northwest 20th Street
   Pembroke Pines, FL 33024


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064


L  Paul G. Haaga, Jr.                  Director

B  Mariellen Hamann                    Vice President

   Derek S. Hansen                     Regional Vice President
   13033 Ridgedale Drive, PMB147
   Minnetoka, MN 55305

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867

H  Mary Pat Harris                     Vice President


   Steve Hipsley                       Regional Vice President
   100 Kaydeross Park Road
   Saratoga Springs, NY 12866


   Ronald R. Hulsey                    Senior Vice President
   6744 Avalon
   Dallas, TX 75214

   Robert S. Irish                     Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483

   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111

B  Damien M. Jordan                    Senior Vice President


   John P. Keating                     Regional Vice President
   2285 Eagle Harbor Parkway
   Orange Park, FL 32003

   Dorothy Klock                       Vice President
   555 Madison Avenue, 29th Floor
   New York, NY 10022

H  Dianne L. Koske                     Assistant Vice President

   Andrew R. LeBlanc                   Regional Vice President
   78 Eton Road
   Garden City, NY 11530

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Vice President
    5506 East Mineral Lane
    Littleton, CO 80122


    Mark J. Lien                        Regional Vice President
    1103 Tulip Tree Lane
    West Des Moines IA 50266

L   Lorin E. Liesy                      Vice President


I   Kelle Lindenberg                    Assistant Vice President


    Louis K. Linquata                   Regional Vice President
    5214 Cass Street
    Omaha, NC 68132


LW  Robert W. Lovelace                  Director


    Brendan T. Mahoney                  Regional Vice President
    29 Harvard Drive
    Sudbury, MA 01776


    Stephen A. Malbasa                  Director, Senior Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Greenwood Village, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President


    James R. McCrary                    Regional Vice President
    28812 Crestridge
    Rancho Palos Verdes 90275

L   Scott F.McIntyre                    Senior Vice President

S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


    Scott Meade                         Regional Vice President
    PO Box 122
    Rye Beach, NH 03871

    Monty Moncrief                      Regional Vice President
    55 Chandler Creek
    The Woodlands, TX 77381

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Vice President
   304 River Oaks Road
   Brentwood, TN 37027


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Jeffrey A. Olson                  Regional Vice President
   930 S. Crowley Street, #305
   Spokane, WA 99202

   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558


   Samuel W. Perry                   Regional Vice President
   4730 East Indian School Road
   Suite 120
   Phoenix, AZ 85018

   David K. Petzke                   Regional Vice President
   4016 Saint Lucia Street
   Boulder, CO 80301


   Fredric Phillips                  Senior Vice President
   175 Highland Avenue, 4th Floor
   Needham, MA  02494


B  Candance D. Pilgrim               Assistant Vice President


   Carl S. Platou                    Vice President
   7455 80th Place, S.E.
   Mercer Island, WA 98040





S  Richard P. Prior                  Vice President


   Mark S. Reischmann                Regional Vice President
   5485 East Mineral Lane
   Littleton, CO 80122

   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   418 S Royal Street
   Alexandria, VA 22314




L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                (2)
   Name and Principal                 Positions and Offices
    Business Address                    with Underwriter
   ------------------                 ---------------------

   Christopher S. Rowey               Vice President
   10538 Cheviot Drive
   Los Angeles, CA 90064


H  Steve Rubin                        Assistant Vice President

   Dean B. Rydquist                   Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005


   Richard R. Samson                  Senior Vice President


   4604 Glencoe Avenue, #4
   Marina del Rey, CA 90292

   Paul V. Santoro                    Regional Vice President
   17 Willow Street
   Boston, MA 02108

   Joseph D. Scarpitti                Vice President
   31465 St. Andrews
   Westlake, OH  44145

   Shannon D. Schofield               Regional Vice President
   201 McIver Street
   Grenville, SC 29601

L  R. Michael Shanahan                Director


   Brad W. Short                      Regional Vice President

   1601 Seal Way
   Seal Beach, CA 90740

   David W. Short                     Chairman of the Board and
   1000 RIDC Plaza, Suite 212         Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon                   Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333


   Jerry L. Slater                    Regional Vice President
   4152 42nd Avenue, NE
   Seattle, WA 98105


   Rodney G. Smith                    Senior Vice President
   100 N. Central Expressway,
   Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft            Vice President

   Anthony L. Soave                   Regional Vice president
   8831 Morning Mist Drive
   Clarkston, MI  48348

L  Therese L. Souiller                Assistant Vice President

   Nicholas D. Spadaccini             Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo               Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


B  Raymond Stein                     Assistant Vice President


LW Eric H. Stern                     Director


   Brad Stillwagon                   Regional Vice President
   2438 BreadMeade Road
   Louisville, KY 40205

B  Max D. Stites                     Vice President


   Thomas A. Stout                   Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   3021 Kensington Trace
   Tarpon Springs, FL 34689


L  Lisa F. Swaiman                   Vice President

L  Drew W. Taylor                    Assistant Vice President


   Gary J. Thoma                     Regional Vice President
   21 White Cloud
   HCR 1 Box 172 - A
   Keshena, WI, 54135


   Cindy Thompson                    Regional Vice President
   23412 Pacific Park Drive, #5C
   Aliso Viejo, CA 92656


L  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President


   George F. Truesdail               Senior Vice President
   400 Abbotsford Court
   Charlotte, NC 28270


   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920


   J. David Viale                    Regional Vice President
   39 Old Course Drive
   Newport Beach, CA 92660

   Gerald J. Voss                    Regional Vice President
   The Pines at Four Hills
   3900 S. Southeastern Ave., #110
   Sioux Falls, SD 57103

   Thomas E. Warren                  Vice President
   7347 Turnstone Road
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer and
                                     Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia PA  15367

B    Timothy W. Weiss             Director

SF   Gregory W. Wendt             Director


     George J. Wenzel             Regional Vice President
     251 Barden Road
     Bloomfield, MI 48304

H    J. D. Wiedmaier              Assistant Vice President

SF   N. Dexter Williams, Jr       Senior Vice President


     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President


     William R. Yost              Senior Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347




     Jonathan A. Young            Regional Vice President
     329 Downing Dr.
     Chesapeake, VA 23322

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------

L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821
S    Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240



(c) Not applicable

Item 30.  Location of Accounts and Records



All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 10th day of April, 2002.

                        LINCOLN NATIONAL VARIABLE ANNUITY
                        Account H -- Legacy III C-Share
                        (Registrant)

                        By: _____/s/ Ronald L. Stopher____________
                            Ronald L. Stopher
                            Vice President, Lincoln National Life Insurance, Co.

                        THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Depositor)

                        By:  ___/s/ Jeffrey K. Dellinger_______
                            Jeffrey K. Dellinger
                            (Signature-Officer of Depositor)
                            Vice President, Lincoln National Life Insurance, Co. (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 10, 2002.

Signature                                  Title

  *                                        President and Director
----------------------------------------   (Principal Executive Officer)
Jon A. Boscia


  *                                        Executive Vice President,
----------------------------------------   Chief Executive Officer of
Lorry J. Stensrud                          Annuities, and Director


  *                                        Senior Vice President, Chief
----------------------------------------   Financial Officer and Director
Janet Chrzan                               (Principal Accounting Officer and
                                           Principal Financial Officer)

  *                                        Director
----------------------------------------
Barbara S. Kowalczyk


  *                                        Executive Vice President,
----------------------------------------   Chief Executive Officer of
John H. Gotta                              Life Insurance, and Director



  *                                        Director
----------------------------------------
Richard C. Vaughan


  *                                        Director
----------------------------------------
Charles E. Haldeman, Jr.


  *                                        Chief Investment Officer and Director
----------------------------------------
See Yeng Quek


*By     /s/ Steven M. Kluever              Pursuant to a Power of Attorney
 ---------------------------------------
      Steven M. Kluever